UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-23018

Investment Company Act file number

Stone Ridge Trust III

(Exact name of registrant as specified in charter)

510 Madison Avenue, 21st Floor

New York, New York 10022

(Address of principal executive offices) (Zip code)

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, New York 10022

(Name and address of agent for service)

(855)-609-3680

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

ALLOCATION OF PORTFOLIO HOLDINGS AT APRIL 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND PORTFOLIO ALLOCATION BY SECTOR

Industrials	$400,880	0.1%

Consumer Discretionary	336,256	0.0%

Consumer Staples	166,757	0.0%

Materials	152,376	0.0%

Energy	111,566	0.0%

Information Technology	12,610	0.0%

Other(1)	892,186,496	99.9%
	$893,366,941

(1)    Cash, cash equivalents, and other assets less liabilities

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying footnotes are an integral part of these Consolidated Schedules of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

	SHARES	FAIR VALUE
COMMON STOCKS (a) - 0.1%

Capital Goods - 0.0%
Boeing Co.	300	$40,440

Consumer Durables & Apparel - 0.0%
NIKE, Inc.	3,000	176,820

Energy - 0.0%
Exxon Mobil Corp.	200	17,680
Noble Energy, Inc.	2,600	93,886

		111,566

Food & Staples Retailing - 0.0%
Whole Foods Market, Inc.	775	22,537

Food, Beverage & Tobacco - 0.0%
Monster Beverage Corp. (b)	1,000	144,220

Materials - 0.0%
CF Industries Holdings, Inc.	800	26,456
Mosaic Co.	2,000	55,980
Newmont Mining Corp.	2,000	69,940

		152,376

Retailing - 0.0%
Home Depot, Inc.	900	120,501
Target Corp.	400	31,800
Tiffany & Co.	100	7,135

		159,436

Software & Services - 0.0%
eBay, Inc. (b)	200	4,886
Visa, Inc.	100	7,724

		12,610

Transportation - 0.1%
Norfolk Southern Corp.	4,000	360,440

TOTAL COMMON STOCKS (Cost $1,179,145)		1,180,445

	NUMBER OF CONTRACTS	FAIR VALUE
PURCHASED OPTIONS - 1.5%

Call Options - 0.0%
CBOE Volatility Index, Expires: 05/18/16, Strike Price: $18.00	935	107,525

Put Options - 1.5%
CBOE Nasdaq 100 Index, Expires: 06/17/16, Strike Price: $4350.00	170	1,989,000
CBOE Nasdaq 100 Index, Expires: 06/17/16, Strike Price: $4375.00	280	3,585,400
CBOE S&P 500 Index, Expires: 06/17/16, Strike Price: $2000.00	1,000	2,440,000
DAX Index, Expires: 06/17/16, Strike Price: $9950.00	800	1,203,683

	NUMBER OF CONTRACTS	FAIR VALUE
Put Options - 1.5% (continued)
Euro Stoxx 50 Index, Expires: 06/17/16, Strike Price: $2925.00	2,725	$2,427,575
FTSE 100 Index, Expires: 06/17/16, Strike Price: $6050.00	800	1,046,187
Russell 2000 Index, Expires: 06/17/16, Strike Price: $1060.00	1,000	1,040,000

		13,731,845

TOTAL PURCHASED OPTIONS (Cost $25,792,416)		13,839,370

	SHARES	FAIR VALUE
SHORT-TERM INVESTMENTS - 106.7%

Money Market Funds - 15.8%
Fidelity Institutional Money Market Funds - Government Portfolio - Institutional Class - 0.23% (c)	10,985,312	10,985,312
First American Government Obligations Fund - Class Z - 0.21% (c)	43,290,067	43,290,067
First American Treasury Obligations Fund - Class Z - 0.18% (c)	43,290,067	43,290,067
Short-Term Investments Trust - Treasury Portfolio - Institutional Class - 0.24% (c)	43,290,068	43,290,068

		140,855,514

	PRINCIPAL AMOUNT	FAIR VALUE
U.S. Treasury Bills - 90.9%
0.254%, 05/05/2016 (d)(e)	$40,000,000	39,998,878
0.170%, 05/12/2016 (d)(e)	35,000,000	34,998,129
0.253%, 05/12/2016 (d)(e)	82,000,000	81,993,629
0.294%, 05/19/2016 (d)(e)	60,000,000	59,991,250
0.296%, 06/02/2016 (d)(e)	40,000,000	39,989,511
0.280%, 06/23/2016 (d)(e)	50,000,000	49,979,536
0.242%, 06/30/2016 (d)(e)	62,000,000	61,984,872
0.221%, 07/21/2016 (d)(e)	40,000,000	39,983,720
0.282%, 07/28/2016 (d)(e)	60,000,000	59,970,960
0.222%, 08/04/2016 (d)(e)	25,000,000	24,985,050
0.252%, 08/04/2016 (d)(e)	60,000,000	59,964,120
0.226%, 08/11/2016 (d)(e)	30,000,000	29,980,170
0.241%, 08/11/2016 (d)(e)	70,000,000	69,953,730
0.242%, 08/18/2016 (d)(e)	60,000,000	59,955,899
0.262%, 08/18/2016 (d)(e)	60,000,000	59,955,900
0.257%, 09/01/2016 (d)(e)	38,000,000	37,968,460

		811,653,814

TOTAL SHORT-TERM INVESTMENTS (Cost $952,475,845)		952,509,328

TOTAL INVESTMENTS (Cost $979,447,406) - 108.3%		967,529,143

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.3)%		(74,162,202)

TOTAL NET ASSETS - 100.0%		$893,366,941

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

Percentages are stated as a percent of net assets.

(a)	All or a portion of these securities are held as collateral for written call options.
(b)	Non-income producing security.
(c)	Rate shown is the 7-day effective yield.
(d)	All or a portion of this security is held as collateral for written put options.
(e)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Written Options

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE

CALL OPTIONS
3M Co., Expires 05/06/2016, Strike Price $172.50	4	$48
3M Co., Expires 05/06/2016, Strike Price $175.00	4	32
3M Co., Expires 05/06/2016, Strike Price $177.50	4	84
3M Co., Expires 05/06/2016, Strike Price $180.00	4	48
3M Co., Expires 05/06/2016, Strike Price $182.50	4	84
3M Co., Expires 05/20/2016, Strike Price $175.00	8	88
3M Co., Expires 05/20/2016, Strike Price $177.50	4	20
3M Co., Expires 05/20/2016, Strike Price $180.00	8	40
3M Co., Expires 05/20/2016, Strike Price $182.50	12	54
Abbott Laboratories, Expires 05/06/2016, Strike Price $45.00	28	84
Abbott Laboratories, Expires 05/06/2016, Strike Price $45.50	224	672
Abbott Laboratories, Expires 05/13/2016, Strike Price $45.50	28	84
Abbott Laboratories, Expires 05/13/2016, Strike Price $46.00	238	714
Abbott Laboratories, Expires 05/20/2016, Strike Price $46.00	14	49
Accenture PLC, Expires 05/06/2016, Strike Price $115.00	15	540
Accenture PLC, Expires 05/06/2016, Strike Price $117.00	24	180
Accenture PLC, Expires 05/06/2016, Strike Price $119.00	6	30
Accenture PLC, Expires 05/13/2016, Strike Price $115.00	10	650
Accenture PLC, Expires 05/13/2016, Strike Price $116.00	25	1,000
Accenture PLC, Expires 05/13/2016, Strike Price $117.00	1	25
Accenture PLC, Expires 05/13/2016, Strike Price $119.00	54	405
Accenture PLC, Expires 05/13/2016, Strike Price $120.00	54	405
Accenture PLC, Expires 05/20/2016, Strike Price $119.00	6	135
Accenture PLC, Expires 05/20/2016, Strike Price $120.00	2	20
Accenture PLC, Expires 05/20/2016, Strike Price $121.00	3	22
Accenture PLC, Expires 05/20/2016, Strike Price $123.00	2	10
Accenture PLC, Expires 05/27/2016, Strike Price $117.00	15	975
Accenture PLC, Expires 05/27/2016, Strike Price $118.00	5	225
Accenture PLC, Expires 05/27/2016, Strike Price $121.00	5	50
Accenture PLC, Expires 05/27/2016, Strike Price $122.00	45	225
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $35.00	34	3,808
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $35.50	33	3,019
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $36.00	17	1,275
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $37.00	17	714
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $38.00	27	702
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $38.50	101	1,969
Activision Blizzard, Inc., Expires 05/06/2016, Strike Price $39.00	17	246
Activision Blizzard, Inc., Expires 05/20/2016, Strike Price $35.50	18	1,962
Activision Blizzard, Inc., Expires 05/20/2016, Strike Price $36.50	1	74
Activision Blizzard, Inc., Expires 05/20/2016, Strike Price $37.50	2	98
Activision Blizzard, Inc., Expires 05/20/2016, Strike Price $38.00	4	152
Activision Blizzard, Inc., Expires 05/20/2016, Strike Price $39.50	18	288
Adobe Systems, Inc., Expires 05/20/2016, Strike Price $97.50	23	1,851
Adobe Systems, Inc., Expires 05/20/2016, Strike Price $100.00	3	99

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Aetna, Inc., Expires 05/06/2016, Strike Price $116.00	12	$438
Aetna, Inc., Expires 05/06/2016, Strike Price $119.00	12	72
Aetna, Inc., Expires 05/06/2016, Strike Price $123.00	6	42
Aetna, Inc., Expires 05/13/2016, Strike Price $118.00	6	234
Aetna, Inc., Expires 05/13/2016, Strike Price $119.00	6	186
Aetna, Inc., Expires 05/13/2016, Strike Price $121.00	6	129
Aetna, Inc., Expires 05/13/2016, Strike Price $122.00	6	78
Aetna, Inc., Expires 05/13/2016, Strike Price $123.00	48	600
Aetna, Inc., Expires 05/13/2016, Strike Price $124.00	6	63
Aetna, Inc., Expires 05/13/2016, Strike Price $125.00	6	39
Aetna, Inc., Expires 05/13/2016, Strike Price $128.00	30	180
Aetna, Inc., Expires 05/13/2016, Strike Price $130.00	42	231
Aetna, Inc., Expires 05/20/2016, Strike Price $116.00	6	651
Aetna, Inc., Expires 05/20/2016, Strike Price $117.00	6	495
Aetna, Inc., Expires 05/20/2016, Strike Price $118.00	1	61
Aetna, Inc., Expires 05/20/2016, Strike Price $119.00	12	540
Aetna, Inc., Expires 05/20/2016, Strike Price $120.00	6	204
Aetna, Inc., Expires 05/20/2016, Strike Price $121.00	1	25
Aetna, Inc., Expires 05/20/2016, Strike Price $122.00	6	114
Aetna, Inc., Expires 05/20/2016, Strike Price $123.00	6	90
Aetna, Inc., Expires 05/20/2016, Strike Price $124.00	12	132
Aetna, Inc., Expires 05/20/2016, Strike Price $125.00	12	114
Aetna, Inc., Expires 05/20/2016, Strike Price $135.00	6	33
Akamai Technologies, Inc., Expires 05/06/2016, Strike Price $53.00	22	550
Akamai Technologies, Inc., Expires 05/20/2016, Strike Price $55.00	11	319
Akamai Technologies, Inc., Expires 05/27/2016, Strike Price $55.00	22	858
Akamai Technologies, Inc., Expires 05/27/2016, Strike Price $57.00	11	154
Alcoa, Inc., Expires 05/20/2016, Strike Price $12.00	20	300
Alcoa, Inc., Expires 05/20/2016, Strike Price $12.50	2	12
Alcoa, Inc., Expires 05/27/2016, Strike Price $12.00	22	396
Alcoa, Inc., Expires 05/27/2016, Strike Price $12.50	2	20
Allergan PLC, Expires 05/06/2016, Strike Price $220.00	10	2,150
Allergan PLC, Expires 05/06/2016, Strike Price $235.00	3	30
Allergan PLC, Expires 05/06/2016, Strike Price $245.00	6	60
Allergan PLC, Expires 05/13/2016, Strike Price $232.50	3	390
Allergan PLC, Expires 05/13/2016, Strike Price $255.00	3	22
Allergan PLC, Expires 05/13/2016, Strike Price $260.00	7	52
Allergan PLC, Expires 05/13/2016, Strike Price $265.00	9	180
Allergan PLC, Expires 05/13/2016, Strike Price $270.00	3	52
Allergan PLC, Expires 05/20/2016, Strike Price $225.00	3	1,110
Allergan PLC, Expires 05/20/2016, Strike Price $227.50	7	2,152
Allergan PLC, Expires 05/20/2016, Strike Price $232.50	21	3,937
Allergan PLC, Expires 05/20/2016, Strike Price $235.00	27	3,780
Allergan PLC, Expires 05/20/2016, Strike Price $237.50	24	2,520
Allergan PLC, Expires 05/20/2016, Strike Price $240.00	12	930
Allergan PLC, Expires 05/20/2016, Strike Price $242.50	9	517
Allergan PLC, Expires 05/20/2016, Strike Price $245.00	24	1,020
Allergan PLC, Expires 05/20/2016, Strike Price $247.50	12	420
Allergan PLC, Expires 05/20/2016, Strike Price $250.00	9	247
Allergan PLC, Expires 05/20/2016, Strike Price $252.50	4	70
Allergan PLC, Expires 05/20/2016, Strike Price $255.00	19	237
Allergan PLC, Expires 05/20/2016, Strike Price $257.50	15	112
Allergan PLC, Expires 05/20/2016, Strike Price $260.00	27	270
Allergan PLC, Expires 05/20/2016, Strike Price $262.50	3	37
Allergan PLC, Expires 05/20/2016, Strike Price $265.00	9	90
Allergan PLC, Expires 05/20/2016, Strike Price $270.00	3	22
Allergan PLC, Expires 05/20/2016, Strike Price $272.50	27	337
Allergan PLC, Expires 05/27/2016, Strike Price $245.00	6	390

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Allergan PLC, Expires 05/27/2016, Strike Price $260.00	3	$30
Alphabet, Inc., Expires 05/06/2016, Strike Price $700.00	1	500
Alphabet, Inc., Expires 05/06/2016, Strike Price $705.00	2	690
Alphabet, Inc., Expires 05/06/2016, Strike Price $710.00	1	200
Alphabet, Inc., Expires 05/06/2016, Strike Price $712.50	1	165
Alphabet, Inc., Expires 05/06/2016, Strike Price $715.00	1	134
Alphabet, Inc., Expires 05/06/2016, Strike Price $717.50	1	105
Alphabet, Inc., Expires 05/06/2016, Strike Price $720.00	2	700
Alphabet, Inc., Expires 05/06/2016, Strike Price $722.50	1	65
Alphabet, Inc., Expires 05/06/2016, Strike Price $722.50	1	311
Alphabet, Inc., Expires 05/06/2016, Strike Price $740.00	1	12
Alphabet, Inc., Expires 05/06/2016, Strike Price $740.00	3	165
Alphabet, Inc., Expires 05/06/2016, Strike Price $745.00	2	30
Alphabet, Inc., Expires 05/06/2016, Strike Price $747.50	2	30
Alphabet, Inc., Expires 05/06/2016, Strike Price $750.00	5	125
Alphabet, Inc., Expires 05/06/2016, Strike Price $850.00	1	7
Alphabet, Inc., Expires 05/20/2016, Strike Price $715.00	2	1,160
Alphabet, Inc., Expires 05/20/2016, Strike Price $727.50	1	290
Alphabet, Inc., Expires 05/20/2016, Strike Price $732.50	2	1,060
Alphabet, Inc., Expires 05/20/2016, Strike Price $732.50	1	220
Alphabet, Inc., Expires 05/20/2016, Strike Price $735.00	1	185
Alphabet, Inc., Expires 05/20/2016, Strike Price $735.00	5	2,350
Alphabet, Inc., Expires 05/20/2016, Strike Price $737.50	1	400
Alphabet, Inc., Expires 05/20/2016, Strike Price $740.00	1	140
Alphabet, Inc., Expires 05/20/2016, Strike Price $740.00	3	993
Alphabet, Inc., Expires 05/20/2016, Strike Price $745.00	5	500
Alphabet, Inc., Expires 05/20/2016, Strike Price $745.00	1	250
Alphabet, Inc., Expires 05/20/2016, Strike Price $747.50	3	262
Alphabet, Inc., Expires 05/20/2016, Strike Price $750.00	2	145
Alphabet, Inc., Expires 05/20/2016, Strike Price $750.00	1	195
Alphabet, Inc., Expires 05/20/2016, Strike Price $752.50	2	350
Alphabet, Inc., Expires 05/20/2016, Strike Price $752.50	4	240
Alphabet, Inc., Expires 05/20/2016, Strike Price $755.00	1	52
Alphabet, Inc., Expires 05/20/2016, Strike Price $757.50	3	142
Alphabet, Inc., Expires 05/20/2016, Strike Price $757.50	1	125
Alphabet, Inc., Expires 05/20/2016, Strike Price $760.00	1	40
Alphabet, Inc., Expires 05/20/2016, Strike Price $762.50	1	95
Alphabet, Inc., Expires 05/20/2016, Strike Price $762.50	3	97
Alphabet, Inc., Expires 05/20/2016, Strike Price $767.50	1	25
Alphabet, Inc., Expires 05/20/2016, Strike Price $767.50	3	210
Alphabet, Inc., Expires 05/20/2016, Strike Price $770.00	2	45
Alphabet, Inc., Expires 05/20/2016, Strike Price $770.00	1	63
Alphabet, Inc., Expires 05/20/2016, Strike Price $772.50	3	158
Alphabet, Inc., Expires 05/20/2016, Strike Price $775.00	2	85
Alphabet, Inc., Expires 05/20/2016, Strike Price $777.50	1	17
Alphabet, Inc., Expires 05/20/2016, Strike Price $777.50	3	113
Alphabet, Inc., Expires 05/20/2016, Strike Price $780.00	3	98
Alphabet, Inc., Expires 05/20/2016, Strike Price $782.50	2	60
Alphabet, Inc., Expires 05/20/2016, Strike Price $785.00	2	55
Alphabet, Inc., Expires 05/20/2016, Strike Price $787.50	2	45
Alphabet, Inc., Expires 05/20/2016, Strike Price $790.00	2	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $790.00	1	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $792.50	1	10
Alphabet, Inc., Expires 05/20/2016, Strike Price $792.50	1	15
Alphabet, Inc., Expires 05/20/2016, Strike Price $795.00	3	22
Alphabet, Inc., Expires 05/20/2016, Strike Price $797.50	2	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $800.00	2	15
Alphabet, Inc., Expires 05/20/2016, Strike Price $802.50	2	15

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Alphabet, Inc., Expires 05/20/2016, Strike Price $805.00	2	$15
Alphabet, Inc., Expires 05/20/2016, Strike Price $807.50	2	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $810.00	1	10
Alphabet, Inc., Expires 05/20/2016, Strike Price $810.00	6	15
Alphabet, Inc., Expires 05/20/2016, Strike Price $812.50	3	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $815.00	2	15
Alphabet, Inc., Expires 05/20/2016, Strike Price $815.00	3	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $817.50	3	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $817.50	2	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $820.00	6	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $822.50	6	135
Alphabet, Inc., Expires 05/20/2016, Strike Price $822.50	1	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $825.00	3	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $825.00	4	40
Alphabet, Inc., Expires 05/20/2016, Strike Price $827.50	5	100
Alphabet, Inc., Expires 05/20/2016, Strike Price $827.50	7	52
Alphabet, Inc., Expires 05/20/2016, Strike Price $830.00	6	75
Alphabet, Inc., Expires 05/20/2016, Strike Price $830.00	3	30
Alphabet, Inc., Expires 05/20/2016, Strike Price $832.50	5	62
Alphabet, Inc., Expires 05/20/2016, Strike Price $832.50	5	100
Alphabet, Inc., Expires 05/20/2016, Strike Price $835.00	3	53
Alphabet, Inc., Expires 05/20/2016, Strike Price $835.00	2	25
Alphabet, Inc., Expires 05/20/2016, Strike Price $837.50	1	15
Alphabet, Inc., Expires 05/20/2016, Strike Price $840.00	2	5
Alphabet, Inc., Expires 05/20/2016, Strike Price $840.00	2	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $842.50	3	23
Alphabet, Inc., Expires 05/20/2016, Strike Price $842.50	3	37
Alphabet, Inc., Expires 05/20/2016, Strike Price $845.00	2	10
Alphabet, Inc., Expires 05/20/2016, Strike Price $845.00	3	22
Alphabet, Inc., Expires 05/20/2016, Strike Price $847.50	3	68
Alphabet, Inc., Expires 05/20/2016, Strike Price $847.50	3	37
Alphabet, Inc., Expires 05/20/2016, Strike Price $850.00	3	7
Alphabet, Inc., Expires 05/20/2016, Strike Price $850.00	5	38
Alphabet, Inc., Expires 05/20/2016, Strike Price $852.50	2	25
Alphabet, Inc., Expires 05/20/2016, Strike Price $852.50	3	37
Alphabet, Inc., Expires 05/20/2016, Strike Price $855.00	3	38
Alphabet, Inc., Expires 05/20/2016, Strike Price $855.00	1	13
Alphabet, Inc., Expires 05/20/2016, Strike Price $857.50	1	23
Alphabet, Inc., Expires 05/20/2016, Strike Price $860.00	1	3
Alphabet, Inc., Expires 05/20/2016, Strike Price $865.00	1	13
Alphabet, Inc., Expires 05/20/2016, Strike Price $865.00	5	25
Alphabet, Inc., Expires 05/20/2016, Strike Price $870.00	2	10
Alphabet, Inc., Expires 05/20/2016, Strike Price $870.00	6	90
Alphabet, Inc., Expires 05/20/2016, Strike Price $872.50	6	135
Alphabet, Inc., Expires 05/20/2016, Strike Price $875.00	1	3
Alphabet, Inc., Expires 05/20/2016, Strike Price $877.50	2	25
Alphabet, Inc., Expires 05/20/2016, Strike Price $880.00	4	20
Alphabet, Inc., Expires 05/20/2016, Strike Price $880.00	7	88
Alphabet, Inc., Expires 05/20/2016, Strike Price $885.00	6	75
Alphabet, Inc., Expires 05/20/2016, Strike Price $890.00	3	38
Alphabet, Inc., Expires 05/20/2016, Strike Price $890.00	5	38
Alphabet, Inc., Expires 05/20/2016, Strike Price $895.00	7	53
Alphabet, Inc., Expires 05/20/2016, Strike Price $900.00	3	8
Alphabet, Inc., Expires 05/20/2016, Strike Price $910.00	4	100
Alphabet, Inc., Expires 05/20/2016, Strike Price $910.00	2	40
Alphabet, Inc., Expires 05/20/2016, Strike Price $920.00	1	10
Alphabet, Inc., Expires 05/20/2016, Strike Price $930.00	2	40
Alphabet, Inc., Expires 05/27/2016, Strike Price $765.00	3	150

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Alphabet, Inc., Expires 05/27/2016, Strike Price $767.50	6	$270
Alphabet, Inc., Expires 05/27/2016, Strike Price $770.00	7	280
Alphabet, Inc., Expires 05/27/2016, Strike Price $772.50	1	90
Alphabet, Inc., Expires 05/27/2016, Strike Price $777.50	1	65
Alphabet, Inc., Expires 05/27/2016, Strike Price $785.00	1	5
Alphabet, Inc., Expires 05/27/2016, Strike Price $785.00	1	40
Alphabet, Inc., Expires 05/27/2016, Strike Price $787.50	1	35
Alphabet, Inc., Expires 05/27/2016, Strike Price $795.00	1	25
Alphabet, Inc., Expires 05/27/2016, Strike Price $795.00	3	15
Alphabet, Inc., Expires 05/27/2016, Strike Price $800.00	9	135
Alphabet, Inc., Expires 05/27/2016, Strike Price $805.00	3	30
Alphabet, Inc., Expires 05/27/2016, Strike Price $810.00	5	25
Alphabet, Inc., Expires 05/27/2016, Strike Price $820.00	1	5
Altria Group, Inc., Expires 05/06/2016, Strike Price $63.50	10	250
Altria Group, Inc., Expires 05/13/2016, Strike Price $63.00	10	665
Altria Group, Inc., Expires 05/13/2016, Strike Price $63.50	10	445
Altria Group, Inc., Expires 05/13/2016, Strike Price $64.00	10	290
Amazon.com, Inc., Expires 05/06/2016, Strike Price $670.00	1	560
Amazon.com, Inc., Expires 05/13/2016, Strike Price $635.00	1	3,037
Amazon.com, Inc., Expires 05/13/2016, Strike Price $655.00	1	1,657
Amazon.com, Inc., Expires 05/13/2016, Strike Price $700.00	3	504
Amazon.com, Inc., Expires 05/13/2016, Strike Price $710.00	1	80
Amazon.com, Inc., Expires 05/13/2016, Strike Price $730.00	1	24
Amazon.com, Inc., Expires 05/20/2016, Strike Price $635.00	1	3,262
Amazon.com, Inc., Expires 05/20/2016, Strike Price $637.50	2	6,165
Amazon.com, Inc., Expires 05/20/2016, Strike Price $640.00	3	8,730
Amazon.com, Inc., Expires 05/20/2016, Strike Price $642.50	3	8,227
Amazon.com, Inc., Expires 05/20/2016, Strike Price $645.00	3	7,725
Amazon.com, Inc., Expires 05/20/2016, Strike Price $647.50	3	7,200
Amazon.com, Inc., Expires 05/20/2016, Strike Price $650.00	3	6,690
Amazon.com, Inc., Expires 05/20/2016, Strike Price $652.50	2	4,195
Amazon.com, Inc., Expires 05/20/2016, Strike Price $655.00	3	5,820
Amazon.com, Inc., Expires 05/20/2016, Strike Price $657.50	3	5,430
Amazon.com, Inc., Expires 05/20/2016, Strike Price $660.00	4	6,670
Amazon.com, Inc., Expires 05/20/2016, Strike Price $662.50	3	4,665
Amazon.com, Inc., Expires 05/20/2016, Strike Price $665.00	2	2,835
Amazon.com, Inc., Expires 05/20/2016, Strike Price $667.50	3	3,930
Amazon.com, Inc., Expires 05/20/2016, Strike Price $670.00	3	3,592
Amazon.com, Inc., Expires 05/20/2016, Strike Price $672.50	5	5,462
Amazon.com, Inc., Expires 05/20/2016, Strike Price $675.00	1	1,000
Amazon.com, Inc., Expires 05/20/2016, Strike Price $677.50	3	2,707
Amazon.com, Inc., Expires 05/20/2016, Strike Price $680.00	2	1,640
Amazon.com, Inc., Expires 05/20/2016, Strike Price $682.50	3	2,212
Amazon.com, Inc., Expires 05/20/2016, Strike Price $685.00	4	2,630
Amazon.com, Inc., Expires 05/20/2016, Strike Price $687.50	1	600
Amazon.com, Inc., Expires 05/20/2016, Strike Price $690.00	1	525
Amazon.com, Inc., Expires 05/20/2016, Strike Price $692.50	1	470
Amazon.com, Inc., Expires 05/20/2016, Strike Price $695.00	2	845
Amazon.com, Inc., Expires 05/20/2016, Strike Price $705.00	1	254
Amazon.com, Inc., Expires 05/20/2016, Strike Price $710.00	2	389
Amazon.com, Inc., Expires 05/20/2016, Strike Price $715.00	2	292
Amazon.com, Inc., Expires 05/20/2016, Strike Price $720.00	4	458
Amazon.com, Inc., Expires 05/20/2016, Strike Price $730.00	1	66
Amazon.com, Inc., Expires 05/20/2016, Strike Price $735.00	2	106
Amazon.com, Inc., Expires 05/20/2016, Strike Price $745.00	2	65
Amazon.com, Inc., Expires 05/20/2016, Strike Price $750.00	4	98
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $36.50	32	384
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $42.50	57	114

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $43.00	15	$7
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $43.50	30	75
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $44.00	15	52
American Airlines Group, Inc., Expires 05/06/2016, Strike Price $45.00	30	45
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $36.00	48	2,064
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $36.50	32	928
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $37.00	16	384
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $38.00	48	480
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $38.50	32	256
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $39.00	16	64
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $39.50	16	56
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $40.00	16	40
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $40.50	32	80
American Airlines Group, Inc., Expires 05/13/2016, Strike Price $41.00	32	80
American Airlines Group, Inc., Expires 05/20/2016, Strike Price $36.00	32	2,016
American Airlines Group, Inc., Expires 05/20/2016, Strike Price $37.00	32	1,088
American Airlines Group, Inc., Expires 05/20/2016, Strike Price $39.00	21	241
American Airlines Group, Inc., Expires 05/20/2016, Strike Price $40.00	16	88
American Airlines Group, Inc., Expires 05/20/2016, Strike Price $45.50	30	195
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $36.00	32	2,528
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $36.50	32	1,856
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $37.00	62	2,852
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $38.00	32	864
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $38.50	16	336
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $39.00	16	256
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $39.50	32	384
American Airlines Group, Inc., Expires 05/27/2016, Strike Price $41.00	16	80
American Express Co., Expires 05/06/2016, Strike Price $65.50	40	2,620
American Express Co., Expires 05/06/2016, Strike Price $66.00	58	2,494
American Express Co., Expires 05/06/2016, Strike Price $66.50	20	530
American Express Co., Expires 05/06/2016, Strike Price $67.00	9	117
American Express Co., Expires 05/06/2016, Strike Price $67.50	19	161
American Express Co., Expires 05/06/2016, Strike Price $68.00	40	180
American Express Co., Expires 05/06/2016, Strike Price $68.50	10	20
American Express Co., Expires 05/06/2016, Strike Price $69.00	80	120
American Express Co., Expires 05/13/2016, Strike Price $68.00	10	150
American Express Co., Expires 05/13/2016, Strike Price $68.50	50	350
American Express Co., Expires 05/13/2016, Strike Price $69.00	10	55
American Express Co., Expires 05/20/2016, Strike Price $67.00	10	525
American Express Co., Expires 05/20/2016, Strike Price $67.50	53	2,040
American Express Co., Expires 05/20/2016, Strike Price $68.00	18	504
American Express Co., Expires 05/20/2016, Strike Price $68.50	18	342
American Express Co., Expires 05/20/2016, Strike Price $69.00	9	108
American Express Co., Expires 05/27/2016, Strike Price $68.50	27	756
American Tower Corp., Expires 05/06/2016, Strike Price $107.00	9	225
American Tower Corp., Expires 05/06/2016, Strike Price $108.00	6	60
American Tower Corp., Expires 05/06/2016, Strike Price $109.00	6	30
American Tower Corp., Expires 05/06/2016, Strike Price $110.00	12	60
American Tower Corp., Expires 05/06/2016, Strike Price $111.00	18	45
American Tower Corp., Expires 05/13/2016, Strike Price $108.00	12	390
American Tower Corp., Expires 05/13/2016, Strike Price $109.00	18	450
American Tower Corp., Expires 05/13/2016, Strike Price $110.00	12	120
American Tower Corp., Expires 05/13/2016, Strike Price $112.00	30	750
American Tower Corp., Expires 05/20/2016, Strike Price $107.00	1	90
American Tower Corp., Expires 05/20/2016, Strike Price $109.00	42	1,470
American Tower Corp., Expires 05/20/2016, Strike Price $113.00	1	5
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $55.00	11	924
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $55.50	22	1,397

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $57.00	11	$407
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $57.50	33	792
Anadarko Petroleum Corp., Expires 05/06/2016, Strike Price $59.50	11	99
Anadarko Petroleum Corp., Expires 05/20/2016, Strike Price $55.00	13	2,002
Anadarko Petroleum Corp., Expires 05/20/2016, Strike Price $55.50	33	4,191
Anadarko Petroleum Corp., Expires 05/20/2016, Strike Price $56.00	33	3,696
Anadarko Petroleum Corp., Expires 05/20/2016, Strike Price $60.00	3	120
Apache Corp., Expires 05/06/2016, Strike Price $57.00	11	599
Apache Corp., Expires 05/06/2016, Strike Price $57.50	11	473
Apache Corp., Expires 05/13/2016, Strike Price $57.50	11	830
Apache Corp., Expires 05/13/2016, Strike Price $58.00	11	698
Apache Corp., Expires 05/13/2016, Strike Price $58.50	11	583
Apache Corp., Expires 05/13/2016, Strike Price $60.50	6	150
Apache Corp., Expires 05/13/2016, Strike Price $62.00	11	148
Apache Corp., Expires 05/20/2016, Strike Price $56.00	11	1,749
Apache Corp., Expires 05/20/2016, Strike Price $56.50	11	1,540
Apache Corp., Expires 05/20/2016, Strike Price $57.50	11	1,182
Apache Corp., Expires 05/20/2016, Strike Price $58.50	1	81
Apache Corp., Expires 05/20/2016, Strike Price $59.00	11	764
Apache Corp., Expires 05/20/2016, Strike Price $62.00	33	907
Apache Corp., Expires 05/20/2016, Strike Price $62.50	12	282
Apache Corp., Expires 05/20/2016, Strike Price $64.00	44	616
Apple, Inc., Expires 05/06/2016, Strike Price $95.00	24	1,560
Apple, Inc., Expires 05/06/2016, Strike Price $95.50	6	300
Apple, Inc., Expires 05/06/2016, Strike Price $96.00	12	468
Apple, Inc., Expires 05/06/2016, Strike Price $96.50	12	360
Apple, Inc., Expires 05/06/2016, Strike Price $97.00	24	552
Apple, Inc., Expires 05/06/2016, Strike Price $97.50	12	228
Apple, Inc., Expires 05/06/2016, Strike Price $98.00	12	168
Apple, Inc., Expires 05/06/2016, Strike Price $98.50	6	72
Apple, Inc., Expires 05/06/2016, Strike Price $100.00	6	36
Apple, Inc., Expires 05/06/2016, Strike Price $108.00	12	18
Apple, Inc., Expires 05/06/2016, Strike Price $109.00	6	12
Apple, Inc., Expires 05/06/2016, Strike Price $111.00	6	3
Apple, Inc., Expires 05/06/2016, Strike Price $112.00	48	48
Apple, Inc., Expires 05/06/2016, Strike Price $113.00	42	42
Apple, Inc., Expires 05/06/2016, Strike Price $114.00	6	6
Apple, Inc., Expires 05/06/2016, Strike Price $115.00	12	6
Apple, Inc., Expires 05/06/2016, Strike Price $116.00	2	3
Apple, Inc., Expires 05/06/2016, Strike Price $120.00	6	6
Apple, Inc., Expires 05/06/2016, Strike Price $121.00	6	6
Apple, Inc., Expires 05/13/2016, Strike Price $96.00	12	972
Apple, Inc., Expires 05/13/2016, Strike Price $96.50	6	420
Apple, Inc., Expires 05/13/2016, Strike Price $97.50	19	893
Apple, Inc., Expires 05/13/2016, Strike Price $98.00	6	240
Apple, Inc., Expires 05/13/2016, Strike Price $98.50	10	350
Apple, Inc., Expires 05/13/2016, Strike Price $103.00	12	96
Apple, Inc., Expires 05/13/2016, Strike Price $104.00	18	90
Apple, Inc., Expires 05/13/2016, Strike Price $105.00	6	30
Apple, Inc., Expires 05/13/2016, Strike Price $116.00	36	54
Apple, Inc., Expires 05/13/2016, Strike Price $117.00	18	27
Apple, Inc., Expires 05/20/2016, Strike Price $97.00	18	1,548
Apple, Inc., Expires 05/20/2016, Strike Price $97.50	30	2,310
Apple, Inc., Expires 05/20/2016, Strike Price $98.00	18	1,170
Apple, Inc., Expires 05/20/2016, Strike Price $98.50	12	660
Apple, Inc., Expires 05/20/2016, Strike Price $99.00	18	864
Apple, Inc., Expires 05/20/2016, Strike Price $99.50	18	756
Apple, Inc., Expires 05/20/2016, Strike Price $100.00	24	840

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Apple, Inc., Expires 05/20/2016, Strike Price $102.00	1	$20
Apple, Inc., Expires 05/20/2016, Strike Price $103.00	6	96
Apple, Inc., Expires 05/20/2016, Strike Price $109.00	6	33
Apple, Inc., Expires 05/20/2016, Strike Price $110.00	12	66
Apple, Inc., Expires 05/20/2016, Strike Price $111.00	3	13
Apple, Inc., Expires 05/20/2016, Strike Price $112.00	6	27
Apple, Inc., Expires 05/20/2016, Strike Price $115.00	7	24
Apple, Inc., Expires 05/20/2016, Strike Price $116.00	6	15
Apple, Inc., Expires 05/20/2016, Strike Price $117.00	6	15
Apple, Inc., Expires 05/27/2016, Strike Price $97.50	12	1,260
Apple, Inc., Expires 05/27/2016, Strike Price $98.00	18	1,674
Apple, Inc., Expires 05/27/2016, Strike Price $98.50	6	480
Apple, Inc., Expires 05/27/2016, Strike Price $99.50	6	360
Apple, Inc., Expires 05/27/2016, Strike Price $105.00	6	96
Apple, Inc., Expires 05/27/2016, Strike Price $106.00	24	288
Apple, Inc., Expires 05/27/2016, Strike Price $107.00	5	55
Apple, Inc., Expires 05/27/2016, Strike Price $108.00	6	48
Apple, Inc., Expires 05/27/2016, Strike Price $111.00	6	30
Applied Materials, Inc., Expires 05/06/2016, Strike Price $22.00	2	2
Applied Materials, Inc., Expires 05/13/2016, Strike Price $21.00	40	600
Applied Materials, Inc., Expires 05/13/2016, Strike Price $21.50	20	100
Applied Materials, Inc., Expires 05/13/2016, Strike Price $22.00	60	150
Applied Materials, Inc., Expires 05/27/2016, Strike Price $21.00	80	3,200
Applied Materials, Inc., Expires 05/27/2016, Strike Price $21.50	60	1,380
Applied Materials, Inc., Expires 05/27/2016, Strike Price $22.00	20	260
Archer-Daniels-Midland Co., Expires 05/06/2016, Strike Price $40.00	32	2,720
Archer-Daniels-Midland Co., Expires 05/06/2016, Strike Price $40.50	19	1,197
Archer-Daniels-Midland Co., Expires 05/06/2016, Strike Price $41.00	15	660
Archer-Daniels-Midland Co., Expires 05/06/2016, Strike Price $42.50	8	112
Archer-Daniels-Midland Co., Expires 05/13/2016, Strike Price $41.50	19	788
Archer-Daniels-Midland Co., Expires 05/13/2016, Strike Price $42.00	15	450
Archer-Daniels-Midland Co., Expires 05/13/2016, Strike Price $42.50	15	300
Archer-Daniels-Midland Co., Expires 05/13/2016, Strike Price $43.00	20	280
Archer-Daniels-Midland Co., Expires 05/20/2016, Strike Price $40.50	16	1,328
Archer-Daniels-Midland Co., Expires 05/20/2016, Strike Price $41.00	16	1,024
AT&T, Inc., Expires 05/20/2016, Strike Price $40.00	32	336
AT&T, Inc., Expires 05/27/2016, Strike Price $40.00	15	240
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $76.00	250	150,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $76.50	400	156,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.00	400	96,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.50	450	63,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $78.00	585	46,800
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $78.50	520	23,400
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $79.00	200	5,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $79.50	25	375
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $77.50	75	41,250
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $78.00	75	31,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $78.50	475	147,250
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $79.00	450	103,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $79.50	150	25,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $80.00	125	15,000
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $80.50	25	2,250
Autodesk, Inc., Expires 05/20/2016, Strike Price $62.50	109	13,897
Autodesk, Inc., Expires 05/20/2016, Strike Price $65.00	26	1,625
Bank of America Corp., Expires 05/06/2016, Strike Price $15.00	80	560
Bank of America Corp., Expires 05/13/2016, Strike Price $15.00	60	780
Bank of America Corp., Expires 05/13/2016, Strike Price $15.50	20	90
Bank of America Corp., Expires 05/20/2016, Strike Price $15.00	60	1,110

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Bank of America Corp., Expires 05/27/2016, Strike Price $15.00	20	$440
Bank of New York Mellon Corp., Expires 05/06/2016, Strike Price $40.50	2	77
Bank of New York Mellon Corp., Expires 05/13/2016, Strike Price $41.00	42	1,596
Bank of New York Mellon Corp., Expires 05/13/2016, Strike Price $43.00	60	660
Bank of New York Mellon Corp., Expires 05/20/2016, Strike Price $40.50	48	3,480
Bank of New York Mellon Corp., Expires 05/20/2016, Strike Price $41.00	176	8,888
Bank of New York Mellon Corp., Expires 05/20/2016, Strike Price $43.00	8	60
Baxter International, Inc., Expires 05/06/2016, Strike Price $44.50	42	1,260
Baxter International, Inc., Expires 05/06/2016, Strike Price $45.00	193	2,702
Baxter International, Inc., Expires 05/06/2016, Strike Price $45.50	28	168
Baxter International, Inc., Expires 05/13/2016, Strike Price $45.00	14	413
Baxter International, Inc., Expires 05/13/2016, Strike Price $45.50	94	1,645
Baxter International, Inc., Expires 05/13/2016, Strike Price $46.00	120	1,200
Baxter International, Inc., Expires 05/20/2016, Strike Price $44.50	14	882
Baxter International, Inc., Expires 05/20/2016, Strike Price $45.50	1	24
Baxter International, Inc., Expires 05/20/2016, Strike Price $46.00	13	182
Baxter International, Inc., Expires 05/20/2016, Strike Price $46.50	3	24
Bed Bath & Beyond, Inc., Expires 05/06/2016, Strike Price $49.50	13	104
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $49.00	12	312
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $49.50	12	216
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $50.00	13	182
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $50.50	26	247
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $51.00	13	84
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $51.50	26	234
Bed Bath & Beyond, Inc., Expires 05/13/2016, Strike Price $52.00	25	237
Bed Bath & Beyond, Inc., Expires 05/20/2016, Strike Price $48.50	24	1,320
Bed Bath & Beyond, Inc., Expires 05/20/2016, Strike Price $50.00	12	264
Bed Bath & Beyond, Inc., Expires 05/20/2016, Strike Price $52.00	1	6
Bed Bath & Beyond, Inc., Expires 05/20/2016, Strike Price $52.50	1	4
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $48.50	24	1,656
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $49.00	36	1,944
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $49.50	12	492
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $50.00	24	720
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $50.50	12	264
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $51.00	12	192
Bed Bath & Beyond, Inc., Expires 05/27/2016, Strike Price $52.50	24	144
Best Buy, Inc., Expires 05/20/2016, Strike Price $33.00	18	774
Best Buy, Inc., Expires 05/27/2016, Strike Price $34.00	18	1,044
Best Buy, Inc., Expires 05/27/2016, Strike Price $34.50	36	1,584
Best Buy, Inc., Expires 05/27/2016, Strike Price $35.50	18	450
Best Buy, Inc., Expires 05/27/2016, Strike Price $36.00	18	342
Best Buy, Inc., Expires 05/27/2016, Strike Price $37.00	18	162
Boeing Co., Expires 05/06/2016, Strike Price $136.00	15	1,492
Boeing Co., Expires 05/06/2016, Strike Price $137.00	5	315
Boeing Co., Expires 05/06/2016, Strike Price $138.00	10	400
Boeing Co., Expires 05/06/2016, Strike Price $139.00	5	107
Boeing Co., Expires 05/06/2016, Strike Price $140.00	15	180
Boeing Co., Expires 05/06/2016, Strike Price $141.00	15	105
Boeing Co., Expires 05/06/2016, Strike Price $143.00	5	27
Boeing Co., Expires 05/06/2016, Strike Price $144.00	25	100
Boeing Co., Expires 05/13/2016, Strike Price $138.00	15	1,072
Boeing Co., Expires 05/13/2016, Strike Price $140.00	20	620
Boeing Co., Expires 05/13/2016, Strike Price $141.00	25	512
Boeing Co., Expires 05/13/2016, Strike Price $142.00	20	270
Boeing Co., Expires 05/13/2016, Strike Price $143.00	20	140
Boeing Co., Expires 05/13/2016, Strike Price $145.00	25	112
Boeing Co., Expires 05/13/2016, Strike Price $146.00	20	80
Boeing Co., Expires 05/20/2016, Strike Price $138.00	5	527

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Boeing Co., Expires 05/20/2016, Strike Price $139.00	15	$1,177
Boeing Co., Expires 05/20/2016, Strike Price $140.00	26	1,482
Boeing Co., Expires 05/20/2016, Strike Price $141.00	17	697
Boeing Co., Expires 05/20/2016, Strike Price $142.00	10	220
Boeing Co., Expires 05/20/2016, Strike Price $143.00	15	300
Boeing Co., Expires 05/20/2016, Strike Price $144.00	10	140
Boeing Co., Expires 05/20/2016, Strike Price $146.00	15	97
Boeing Co., Expires 05/20/2016, Strike Price $148.00	1	2
Boeing Co., Expires 05/27/2016, Strike Price $141.00	4	220
Boston Scientific Corp., Expires 05/20/2016, Strike Price $23.00	20	160
Brazilian Real, Expires 05/05/2016, Strike Price $3.55	100,000,000	142,100
Brazilian Real, Expires 05/05/2016, Strike Price $3.68	60,000,000	4,560
Brazilian Real, Expires 05/12/2016, Strike Price $3.57	75,000,000	287,550
Brazilian Real, Expires 05/12/2016, Strike Price $3.65	35,000,000	50,050
Brazilian Real, Expires 05/12/2016, Strike Price $3.67	30,000,000	31,470
Brazilian Real, Expires 05/12/2016, Strike Price $3.70	50,000,000	37,950
Brazilian Real, Expires 05/12/2016, Strike Price $3.70	25,000,000	18,975
Brazilian Real, Expires 05/13/2016, Strike Price $3.53	50,000,000	350,150
Brazilian Real, Expires 05/13/2016, Strike Price $3.60	100,000,000	298,900
Brazilian Real, Expires 05/25/2016, Strike Price $3.67	100,000,000	405,700
Brazilian Real, Expires 05/31/2016, Strike Price $3.70	50,000,000	212,800
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $71.50	2	246
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $72.50	9	594
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $73.00	18	819
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $73.50	18	540
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $74.00	7	133
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $74.50	27	297
Bristol-Myers Squibb Co., Expires 05/06/2016, Strike Price $75.00	9	63
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $73.00	63	5,103
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $73.50	27	1,674
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $74.00	27	1,228
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $74.50	18	576
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $75.00	18	414
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $75.50	18	270
Bristol-Myers Squibb Co., Expires 05/13/2016, Strike Price $76.00	18	189
Bristol-Myers Squibb Co., Expires 05/20/2016, Strike Price $71.50	9	1,678
Bristol-Myers Squibb Co., Expires 05/20/2016, Strike Price $73.00	9	958
Bristol-Myers Squibb Co., Expires 05/20/2016, Strike Price $73.50	9	778
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $142.50	150	343,125
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $143.00	675	1,341,562
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $143.50	675	1,143,281
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $144.00	733	1,039,944
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $144.50	625	722,656
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $145.00	475	436,406
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $145.50	416	291,200
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $146.00	175	90,781
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $146.50	25	9,219
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $144.00	175	329,219
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $144.50	160	267,000
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $145.00	150	220,312
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $145.50	400	515,000
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $146.00	400	447,500
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $146.50	125	120,312
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $147.00	100	81,250
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $147.50	25	17,187
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $148.00	75	43,594
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $148.50	25	12,187
Broadcom Ltd., Expires 05/06/2016, Strike Price $148.00	8	1,040

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Broadcom Ltd., Expires 05/06/2016, Strike Price $149.00	4	$472
Broadcom Ltd., Expires 05/06/2016, Strike Price $150.00	12	1,104
Broadcom Ltd., Expires 05/13/2016, Strike Price $170.00	8	40
Broadcom Ltd., Expires 05/20/2016, Strike Price $149.00	4	1,040
Broadcom Ltd., Expires 05/20/2016, Strike Price $150.00	20	5,200
Broadcom Ltd., Expires 05/20/2016, Strike Price $152.50	1	165
Broadcom Ltd., Expires 05/20/2016, Strike Price $155.00	29	3,407
Broadcom Ltd., Expires 05/20/2016, Strike Price $157.50	8	580
Broadcom Ltd., Expires 05/20/2016, Strike Price $162.50	1	25
Broadcom Ltd., Expires 05/20/2016, Strike Price $167.50	17	85
Cabot Oil & Gas Corp., Expires 05/20/2016, Strike Price $24.00	40	3,000
Cabot Oil & Gas Corp., Expires 05/20/2016, Strike Price $25.00	40	1,800
Cabot Oil & Gas Corp., Expires 05/20/2016, Strike Price $26.00	40	900
Cabot Oil & Gas Corp., Expires 05/20/2016, Strike Price $27.00	20	200
Campbell Soup Co., Expires 05/20/2016, Strike Price $65.00	92	3,220
Campbell Soup Co., Expires 05/20/2016, Strike Price $67.50	100	1,000
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.00	120	331,200
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.50	80	181,600
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $78.00	396	712,800
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $78.50	685	924,750
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $79.00	670	636,500
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $79.50	900	549,000
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $80.00	650	234,000
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $80.50	368	69,920
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $78.50	225	398,250
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $79.00	287	413,280
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $79.50	345	393,300
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $80.00	615	547,350
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $80.50	305	207,400
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $81.00	165	82,500
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $81.50	135	49,950
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $82.00	100	27,000
Capital One Financial Corp., Expires 05/06/2016, Strike Price $73.50	8	344
Capital One Financial Corp., Expires 05/06/2016, Strike Price $74.00	8	240
Capital One Financial Corp., Expires 05/06/2016, Strike Price $74.50	8	152
Capital One Financial Corp., Expires 05/06/2016, Strike Price $75.00	60	780
Capital One Financial Corp., Expires 05/06/2016, Strike Price $75.50	27	243
Capital One Financial Corp., Expires 05/06/2016, Strike Price $76.00	18	108
Capital One Financial Corp., Expires 05/06/2016, Strike Price $77.00	7	17
Capital One Financial Corp., Expires 05/06/2016, Strike Price $77.50	2	4
Capital One Financial Corp., Expires 05/06/2016, Strike Price $78.50	2	3
Capital One Financial Corp., Expires 05/06/2016, Strike Price $80.00	2	4
Capital One Financial Corp., Expires 05/13/2016, Strike Price $78.00	8	48
Capital One Financial Corp., Expires 05/13/2016, Strike Price $78.50	2	12
Capital One Financial Corp., Expires 05/13/2016, Strike Price $79.00	8	36
Capital One Financial Corp., Expires 05/13/2016, Strike Price $79.50	10	50
Capital One Financial Corp., Expires 05/13/2016, Strike Price $80.00	2	7
Capital One Financial Corp., Expires 05/20/2016, Strike Price $75.00	4	172
Capital One Financial Corp., Expires 05/20/2016, Strike Price $75.50	1	34
Capital One Financial Corp., Expires 05/20/2016, Strike Price $76.00	4	96
Capital One Financial Corp., Expires 05/20/2016, Strike Price $76.50	9	175
Capital One Financial Corp., Expires 05/20/2016, Strike Price $78.50	18	117
Capital One Financial Corp., Expires 05/27/2016, Strike Price $75.50	10	460
Capital One Financial Corp., Expires 05/27/2016, Strike Price $76.50	9	243
Capital One Financial Corp., Expires 05/27/2016, Strike Price $77.50	8	120
CarMax, Inc., Expires 05/20/2016, Strike Price $55.00	12	960
CarMax, Inc., Expires 05/20/2016, Strike Price $57.50	12	360
CarMax, Inc., Expires 05/20/2016, Strike Price $60.00	12	90

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Carnival Corp., Expires 05/20/2016, Strike Price $52.50	201	$2,010
Caterpillar, Inc., Expires 05/06/2016, Strike Price $80.50	8	224
Caterpillar, Inc., Expires 05/06/2016, Strike Price $81.00	32	528
Caterpillar, Inc., Expires 05/06/2016, Strike Price $82.00	28	252
Caterpillar, Inc., Expires 05/06/2016, Strike Price $83.00	64	288
Caterpillar, Inc., Expires 05/06/2016, Strike Price $84.00	112	224
Caterpillar, Inc., Expires 05/06/2016, Strike Price $85.00	32	192
Caterpillar, Inc., Expires 05/06/2016, Strike Price $86.00	32	224
Caterpillar, Inc., Expires 05/06/2016, Strike Price $87.00	8	48
Caterpillar, Inc., Expires 05/13/2016, Strike Price $79.00	24	2,472
Caterpillar, Inc., Expires 05/13/2016, Strike Price $79.50	56	4,788
Caterpillar, Inc., Expires 05/13/2016, Strike Price $80.00	89	6,141
Caterpillar, Inc., Expires 05/13/2016, Strike Price $81.50	24	852
Caterpillar, Inc., Expires 05/13/2016, Strike Price $82.00	72	1,944
Caterpillar, Inc., Expires 05/20/2016, Strike Price $81.00	8	556
Caterpillar, Inc., Expires 05/20/2016, Strike Price $82.00	8	384
Caterpillar, Inc., Expires 05/20/2016, Strike Price $83.00	41	1,271
Caterpillar, Inc., Expires 05/20/2016, Strike Price $84.50	8	128
Caterpillar, Inc., Expires 05/20/2016, Strike Price $86.50	32	176
CBOE Nasdaq 100 Index, Expires 06/17/2016, Strike Price $4350.00	170	1,732,300
CBOE Nasdaq 100 Index, Expires 06/17/2016, Strike Price $4375.00	280	2,466,800
CBOE S&P 500 Index, Expires 06/17/2016, Strike Price $2000.00	1,000	8,545,000
CBOE Volatility Index, Expires 05/18/2016, Strike Price $19.00	1,363	122,670
CBOE Volatility Index, Expires 05/18/2016, Strike Price $20.00	2,000	140,000
CBOE Volatility Index, Expires 05/18/2016, Strike Price $22.00	2,000	100,000
CBOE Volatility Index, Expires 05/18/2016, Strike Price $23.00	1,000	40,000
CBOE Volatility Index, Expires 05/18/2016, Strike Price $25.00	5,000	137,500
CBOE Volatility Index, Expires 05/18/2016, Strike Price $26.00	1,000	22,500
CBOE Volatility Index, Expires 05/18/2016, Strike Price $28.00	3,000	45,000
CBS Corp., Expires 05/06/2016, Strike Price $56.00	11	1,303
CBS Corp., Expires 05/06/2016, Strike Price $59.50	9	180
CBS Corp., Expires 05/06/2016, Strike Price $60.00	11	170
CBS Corp., Expires 05/06/2016, Strike Price $60.50	8	92
CBS Corp., Expires 05/06/2016, Strike Price $61.50	11	71
CBS Corp., Expires 05/13/2016, Strike Price $58.00	33	2,013
CBS Corp., Expires 05/13/2016, Strike Price $59.00	33	1,171
CBS Corp., Expires 05/13/2016, Strike Price $59.50	48	1,152
CBS Corp., Expires 05/13/2016, Strike Price $60.00	55	1,375
CBS Corp., Expires 05/13/2016, Strike Price $62.00	11	192
CBS Corp., Expires 05/20/2016, Strike Price $58.50	24	1,416
CBS Corp., Expires 05/20/2016, Strike Price $59.00	33	1,584
CBS Corp., Expires 05/20/2016, Strike Price $65.00	33	115
Centene Corp., Expires 05/20/2016, Strike Price $62.50	10	1,700
Centene Corp., Expires 05/20/2016, Strike Price $65.00	20	1,600
CenturyLink, Inc., Expires 05/20/2016, Strike Price $33.00	4	150
Cerner Corp., Expires 05/20/2016, Strike Price $60.00	20	1,100
Cerner Corp., Expires 05/20/2016, Strike Price $62.50	21	420
CF Industries Holdings, Inc., Expires 05/06/2016, Strike Price $35.50	18	612
CF Industries Holdings, Inc., Expires 05/06/2016, Strike Price $36.50	32	576
CF Industries Holdings, Inc., Expires 05/20/2016, Strike Price $36.00	17	765
CF Industries Holdings, Inc., Expires 05/20/2016, Strike Price $36.50	17	612
CF Industries Holdings, Inc., Expires 05/20/2016, Strike Price $39.50	17	153
Chevron Corp., Expires 05/06/2016, Strike Price $101.00	35	7,490
Chevron Corp., Expires 05/06/2016, Strike Price $102.00	7	1,004
Chevron Corp., Expires 05/06/2016, Strike Price $104.00	88	4,488
Chevron Corp., Expires 05/06/2016, Strike Price $105.00	42	1,113
Chevron Corp., Expires 05/06/2016, Strike Price $106.00	6	78
Chevron Corp., Expires 05/06/2016, Strike Price $107.00	6	33

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Chevron Corp., Expires 05/06/2016, Strike Price $109.00	12	$54
Chevron Corp., Expires 05/13/2016, Strike Price $104.00	12	1,206
Chevron Corp., Expires 05/13/2016, Strike Price $106.00	12	516
Chevron Corp., Expires 05/13/2016, Strike Price $107.00	6	93
Chevron Corp., Expires 05/13/2016, Strike Price $108.00	12	120
Chevron Corp., Expires 05/13/2016, Strike Price $110.00	30	135
Chevron Corp., Expires 05/20/2016, Strike Price $101.00	7	1,897
Chevron Corp., Expires 05/20/2016, Strike Price $106.00	7	364
Chevron Corp., Expires 05/20/2016, Strike Price $107.00	6	204
Chipotle Mexican Grill, Inc., Expires 05/06/2016, Strike Price $430.00	2	616
Chipotle Mexican Grill, Inc., Expires 05/06/2016, Strike Price $447.50	2	100
Chipotle Mexican Grill, Inc., Expires 05/06/2016, Strike Price $500.00	2	10
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $435.00	4	2,360
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $437.50	6	3,060
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $440.00	2	870
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $445.00	6	2,040
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $452.50	4	840
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $457.50	2	310
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $460.00	4	640
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $465.00	2	225
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $475.00	2	130
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $480.00	5	262
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $485.00	2	115
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $487.50	8	1,320
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $490.00	6	150
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $492.50	8	320
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $495.00	4	950
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $497.50	8	140
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $500.00	4	320
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $502.50	6	1,380
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $505.00	12	1,860
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $507.50	6	1,380
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $510.00	6	60
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $512.50	6	1,410
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $515.00	2	100
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $520.00	4	200
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $522.50	2	480
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $525.00	4	80
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $527.50	3	720
Chipotle Mexican Grill, Inc., Expires 05/20/2016, Strike Price $530.00	4	920
Chipotle Mexican Grill, Inc., Expires 05/27/2016, Strike Price $435.00	4	2,920
Chipotle Mexican Grill, Inc., Expires 05/27/2016, Strike Price $437.50	3	1,950
Chipotle Mexican Grill, Inc., Expires 05/27/2016, Strike Price $442.50	4	2,000
Cisco Systems, Inc., Expires 05/13/2016, Strike Price $28.00	80	1,680
Cisco Systems, Inc., Expires 05/13/2016, Strike Price $28.50	20	160
Cisco Systems, Inc., Expires 05/27/2016, Strike Price $28.50	60	2,280
Cisco Systems, Inc., Expires 05/27/2016, Strike Price $29.00	40	1,080
Cisco Systems, Inc., Expires 05/27/2016, Strike Price $29.50	140	1,960
Cisco Systems, Inc., Expires 05/27/2016, Strike Price $30.00	20	160
Citrix Systems, Inc., Expires 05/20/2016, Strike Price $87.50	48	1,320
Citrix Systems, Inc., Expires 05/20/2016, Strike Price $92.50	10	50
CME Group, Inc., Expires 05/06/2016, Strike Price $97.00	1	2
CME Group, Inc., Expires 05/06/2016, Strike Price $97.50	7	17
CME Group, Inc., Expires 05/13/2016, Strike Price $96.50	7	70
CME Group, Inc., Expires 05/13/2016, Strike Price $98.00	7	35
CME Group, Inc., Expires 05/13/2016, Strike Price $98.50	7	35
CME Group, Inc., Expires 05/20/2016, Strike Price $97.50	6	60
CME Group, Inc., Expires 05/20/2016, Strike Price $100.00	6	30

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Coach, Inc., Expires 05/06/2016, Strike Price $41.50	14	$280
Coach, Inc., Expires 05/06/2016, Strike Price $42.00	5	62
Coach, Inc., Expires 05/13/2016, Strike Price $41.50	14	490
Coach, Inc., Expires 05/13/2016, Strike Price $42.50	15	262
Coach, Inc., Expires 05/13/2016, Strike Price $44.00	16	80
Coach, Inc., Expires 05/13/2016, Strike Price $44.50	16	200
Coach, Inc., Expires 05/13/2016, Strike Price $45.00	17	85
Coach, Inc., Expires 05/20/2016, Strike Price $42.50	14	350
Coach, Inc., Expires 05/20/2016, Strike Price $46.00	30	75
Coach, Inc., Expires 05/20/2016, Strike Price $46.50	15	37
Coach, Inc., Expires 05/20/2016, Strike Price $47.50	15	37
Coach, Inc., Expires 05/27/2016, Strike Price $41.50	14	840
Coach, Inc., Expires 05/27/2016, Strike Price $42.50	14	490
Coach, Inc., Expires 05/27/2016, Strike Price $44.00	280	2,800
Coca-Cola Co., Expires 05/06/2016, Strike Price $45.50	27	230
Coca-Cola Co., Expires 05/13/2016, Strike Price $46.00	24	192
Coca-Cola Co., Expires 05/20/2016, Strike Price $46.50	26	130
Coca-Cola Co., Expires 05/27/2016, Strike Price $46.00	13	221
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2950.00	140	396,200
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3000.00	160	374,400
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3050.00	140	257,600
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3100.00	100	137,000
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3150.00	70	65,100
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3250.00	10	3,000
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3300.00	10	1,400
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $3300.00	10	6,300
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $3350.00	10	4,700
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $3400.00	10	3,500
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $127.50	180	66,825
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $130.00	230	53,475
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $132.50	220	31,350
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $135.00	210	18,112
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $137.50	60	3,375
Cognizant Technology Solutions Corp., Expires 05/06/2016, Strike Price $67.00	10	25
Cognizant Technology Solutions Corp., Expires 05/06/2016, Strike Price $67.50	8	20
Cognizant Technology Solutions Corp., Expires 05/13/2016, Strike Price $62.00	10	575
Cognizant Technology Solutions Corp., Expires 05/13/2016, Strike Price $62.50	10	500
Cognizant Technology Solutions Corp., Expires 05/13/2016, Strike Price $63.00	10	400
Cognizant Technology Solutions Corp., Expires 05/13/2016, Strike Price $64.00	10	325
Cognizant Technology Solutions Corp., Expires 05/13/2016, Strike Price $67.00	10	150
Cognizant Technology Solutions Corp., Expires 05/20/2016, Strike Price $60.50	36	3,960
Cognizant Technology Solutions Corp., Expires 05/20/2016, Strike Price $62.00	51	3,570
Cognizant Technology Solutions Corp., Expires 05/20/2016, Strike Price $64.50	8	200
Cognizant Technology Solutions Corp., Expires 05/20/2016, Strike Price $66.50	10	100
Cognizant Technology Solutions Corp., Expires 05/20/2016, Strike Price $69.00	23	57
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $70.50	18	1,530
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $71.00	36	1,962
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $71.50	18	576
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $72.00	27	472
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $74.00	18	36
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $74.50	18	45
Colgate-Palmolive Co., Expires 05/06/2016, Strike Price $75.00	9	22
Colgate-Palmolive Co., Expires 05/13/2016, Strike Price $71.00	9	702
Colgate-Palmolive Co., Expires 05/13/2016, Strike Price $71.50	18	972
Colgate-Palmolive Co., Expires 05/13/2016, Strike Price $72.00	18	648
Colgate-Palmolive Co., Expires 05/20/2016, Strike Price $71.50	9	643
Colgate-Palmolive Co., Expires 05/20/2016, Strike Price $72.50	9	319
Colgate-Palmolive Co., Expires 05/20/2016, Strike Price $73.00	9	216

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Colgate-Palmolive Co., Expires 05/20/2016, Strike Price $74.50	9	$45
Colgate-Palmolive Co., Expires 05/20/2016, Strike Price $75.00	9	36
Colombian Peso, Expires 05/02/2016, Strike Price $3100.00	30,000,000	—
Colombian Peso, Expires 05/06/2016, Strike Price $3210.00	30,000,000	240
Colombian Peso, Expires 05/12/2016, Strike Price $3105.00	50,000,000	17,850
Colombian Peso, Expires 05/19/2016, Strike Price $3011.50	30,000,000	86,580
Comcast Corp., Expires 05/06/2016, Strike Price $62.00	10	230
Comcast Corp., Expires 05/06/2016, Strike Price $62.50	10	130
Comcast Corp., Expires 05/06/2016, Strike Price $64.50	10	120
Comcast Corp., Expires 05/06/2016, Strike Price $65.00	20	70
Comcast Corp., Expires 05/06/2016, Strike Price $65.50	20	240
Comcast Corp., Expires 05/06/2016, Strike Price $66.00	100	1,200
Comcast Corp., Expires 05/13/2016, Strike Price $62.50	10	290
Comcast Corp., Expires 05/13/2016, Strike Price $63.00	70	1,855
Comcast Corp., Expires 05/13/2016, Strike Price $63.50	120	1,320
Comcast Corp., Expires 05/20/2016, Strike Price $63.00	10	305
Comcast Corp., Expires 05/20/2016, Strike Price $63.50	30	630
Comcast Corp., Expires 05/20/2016, Strike Price $65.00	20	120
Comcast Corp., Expires 05/20/2016, Strike Price $66.00	10	30
Comcast Corp., Expires 05/20/2016, Strike Price $66.50	10	20
Comcast Corp., Expires 05/20/2016, Strike Price $67.00	20	40
Comerica, Inc., Expires 05/20/2016, Strike Price $44.00	30	5,250
Comerica, Inc., Expires 05/20/2016, Strike Price $45.00	70	8,540
Comerica, Inc., Expires 05/20/2016, Strike Price $46.00	13	1,105
Comerica, Inc., Expires 05/20/2016, Strike Price $47.00	29	1,653
Comerica, Inc., Expires 05/20/2016, Strike Price $48.00	15	525
ConAgra Foods, Inc., Expires 05/20/2016, Strike Price $46.00	93	3,255
ConocoPhillips, Expires 05/06/2016, Strike Price $47.50	28	3,108
ConocoPhillips, Expires 05/06/2016, Strike Price $48.00	14	1,190
ConocoPhillips, Expires 05/06/2016, Strike Price $48.50	126	8,001
ConocoPhillips, Expires 05/06/2016, Strike Price $49.00	42	1,911
ConocoPhillips, Expires 05/06/2016, Strike Price $49.50	13	416
ConocoPhillips, Expires 05/06/2016, Strike Price $50.00	14	308
ConocoPhillips, Expires 05/13/2016, Strike Price $47.50	26	3,835
ConocoPhillips, Expires 05/13/2016, Strike Price $48.00	13	1,586
ConocoPhillips, Expires 05/13/2016, Strike Price $48.50	13	1,293
ConocoPhillips, Expires 05/20/2016, Strike Price $46.00	14	3,668
ConocoPhillips, Expires 05/20/2016, Strike Price $47.50	13	2,229
ConocoPhillips, Expires 05/20/2016, Strike Price $48.50	26	3,094
ConocoPhillips, Expires 05/20/2016, Strike Price $49.50	28	2,338
ConocoPhillips, Expires 05/20/2016, Strike Price $50.50	14	756
ConocoPhillips, Expires 05/20/2016, Strike Price $51.00	14	581
ConocoPhillips, Expires 05/20/2016, Strike Price $52.50	52	1,092
Constellation Brands, Inc., Expires 05/20/2016, Strike Price $165.00	4	80
Corn Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $400.00	200	24,296
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $365.00	250	346,875
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $370.00	550	646,250
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $375.00	550	536,250
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $380.00	450	360,000
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $385.00	200	128,750
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $390.00	500	259,375
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $395.00	700	284,375
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $400.00	650	207,187
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $405.00	1,000	250,000
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $410.00	960	186,000
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $415.00	1,000	156,250
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $420.00	751	93,875
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $425.00	300	30,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $430.00	175	$14,219
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $435.00	100	6,875
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $440.00	50	2,812
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $410.00	150	72,187
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $415.00	125	52,344
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $420.00	355	130,906
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $425.00	250	79,687
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $430.00	210	59,062
Corning, Inc., Expires 05/06/2016, Strike Price $21.50	40	80
Corning, Inc., Expires 05/06/2016, Strike Price $22.00	20	20
Costco Wholesale Corp., Expires 05/06/2016, Strike Price $152.50	4	112
Costco Wholesale Corp., Expires 05/06/2016, Strike Price $155.00	12	114
Costco Wholesale Corp., Expires 05/06/2016, Strike Price $157.50	52	208
Costco Wholesale Corp., Expires 05/06/2016, Strike Price $160.00	16	32
Costco Wholesale Corp., Expires 05/06/2016, Strike Price $162.50	12	90
Costco Wholesale Corp., Expires 05/13/2016, Strike Price $152.50	4	228
Costco Wholesale Corp., Expires 05/13/2016, Strike Price $155.00	4	88
Costco Wholesale Corp., Expires 05/13/2016, Strike Price $157.50	4	38
Costco Wholesale Corp., Expires 05/13/2016, Strike Price $160.00	44	110
Costco Wholesale Corp., Expires 05/20/2016, Strike Price $152.50	20	1,800
Costco Wholesale Corp., Expires 05/20/2016, Strike Price $157.50	8	128
Costco Wholesale Corp., Expires 05/20/2016, Strike Price $160.00	12	78
Costco Wholesale Corp., Expires 05/20/2016, Strike Price $162.50	12	30
Costco Wholesale Corp., Expires 05/27/2016, Strike Price $157.50	12	432
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $62.00	120	163,800
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $63.00	180	189,000
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $64.00	340	266,900
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $65.00	500	287,500
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $66.00	445	180,225
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $67.00	405	115,425
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $68.00	425	82,875
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $69.00	345	46,575
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $70.00	20	1,900
Crown Castle International Corp., Expires 05/20/2016, Strike Price $90.00	42	840
CSX Corp., Expires 05/20/2016, Strike Price $27.00	40	3,700
CSX Corp., Expires 05/20/2016, Strike Price $28.00	20	880
CSX Corp., Expires 05/20/2016, Strike Price $29.00	20	450
Cummins, Inc., Expires 05/06/2016, Strike Price $128.00	15	1,200
Cummins, Inc., Expires 05/06/2016, Strike Price $131.00	5	225
Cummins, Inc., Expires 05/06/2016, Strike Price $135.00	5	75
Cummins, Inc., Expires 05/20/2016, Strike Price $121.00	5	1,475
Cummins, Inc., Expires 05/20/2016, Strike Price $122.00	5	1,350
Cummins, Inc., Expires 05/20/2016, Strike Price $125.00	10	1,650
Cummins, Inc., Expires 05/20/2016, Strike Price $126.00	10	1,450
Cummins, Inc., Expires 05/20/2016, Strike Price $127.00	25	3,125
Cummins, Inc., Expires 05/20/2016, Strike Price $129.00	5	437
Cummins, Inc., Expires 05/20/2016, Strike Price $130.00	30	2,100
Cummins, Inc., Expires 05/27/2016, Strike Price $121.00	5	1,475
Cummins, Inc., Expires 05/27/2016, Strike Price $122.00	3	822
Cummins, Inc., Expires 05/27/2016, Strike Price $125.00	15	2,550
Cummins, Inc., Expires 05/27/2016, Strike Price $130.00	15	1,125
Cummins, Inc., Expires 05/27/2016, Strike Price $135.00	5	150
CVS Health Corp., Expires 05/06/2016, Strike Price $103.00	4	216
CVS Health Corp., Expires 05/06/2016, Strike Price $104.00	12	372
CVS Health Corp., Expires 05/06/2016, Strike Price $105.00	6	108
CVS Health Corp., Expires 05/06/2016, Strike Price $106.00	18	189
CVS Health Corp., Expires 05/06/2016, Strike Price $107.00	18	108

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CVS Health Corp., Expires 05/06/2016, Strike Price $108.00	8	$24
CVS Health Corp., Expires 05/06/2016, Strike Price $109.00	24	96
CVS Health Corp., Expires 05/13/2016, Strike Price $104.00	12	564
CVS Health Corp., Expires 05/13/2016, Strike Price $105.00	18	522
CVS Health Corp., Expires 05/13/2016, Strike Price $106.00	48	816
CVS Health Corp., Expires 05/13/2016, Strike Price $107.00	30	240
CVS Health Corp., Expires 05/20/2016, Strike Price $104.00	6	354
CVS Health Corp., Expires 05/20/2016, Strike Price $107.00	18	270
CVS Health Corp., Expires 05/20/2016, Strike Price $108.00	18	162
CVS Health Corp., Expires 05/20/2016, Strike Price $109.00	6	24
CVS Health Corp., Expires 05/20/2016, Strike Price $110.00	55	137
CVS Health Corp., Expires 05/20/2016, Strike Price $111.00	12	30
CVS Health Corp., Expires 05/27/2016, Strike Price $106.00	6	186
CVS Health Corp., Expires 05/27/2016, Strike Price $109.00	6	36
Danaher Corp., Expires 05/20/2016, Strike Price $100.00	66	1,980
Darden Restaurants, Inc., Expires 05/20/2016, Strike Price $67.50	30	600
Darden Restaurants, Inc., Expires 05/20/2016, Strike Price $70.00	20	300
Darden Restaurants, Inc., Expires 05/20/2016, Strike Price $75.00	70	700
DAX Index, Expires 06/17/2016, Strike Price EUR 9950.00	800	1,824,761
Deere & Co., Expires 05/06/2016, Strike Price $85.00	8	540
Deere & Co., Expires 05/06/2016, Strike Price $86.00	8	284
Deere & Co., Expires 05/13/2016, Strike Price $85.00	72	8,172
Deere & Co., Expires 05/13/2016, Strike Price $85.50	27	2,524
Deere & Co., Expires 05/13/2016, Strike Price $86.00	24	1,788
Deere & Co., Expires 05/13/2016, Strike Price $86.50	19	1,102
Deere & Co., Expires 05/13/2016, Strike Price $87.00	8	368
Deere & Co., Expires 05/13/2016, Strike Price $87.50	8	304
Deere & Co., Expires 05/13/2016, Strike Price $88.00	11	302
Deere & Co., Expires 05/13/2016, Strike Price $88.50	27	499
Deere & Co., Expires 05/13/2016, Strike Price $89.00	11	159
Deere & Co., Expires 05/20/2016, Strike Price $90.00	8	448
Deere & Co., Expires 05/20/2016, Strike Price $90.50	8	384
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $43.50	39	741
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $44.00	14	168
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $46.00	14	35
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $47.50	28	84
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $48.00	14	21
Delta Air Lines, Inc., Expires 05/06/2016, Strike Price $49.50	13	32
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $43.00	42	2,058
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $44.50	14	266
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $45.00	14	196
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $45.50	42	462
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $46.00	42	336
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $46.50	14	70
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $47.50	98	245
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $48.00	28	70
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $48.50	14	56
Delta Air Lines, Inc., Expires 05/13/2016, Strike Price $49.50	210	525
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $43.00	28	2,072
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $43.50	14	770
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $44.00	5	210
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $44.50	28	896
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $45.00	42	1,092
Delta Air Lines, Inc., Expires 05/20/2016, Strike Price $46.00	14	210
Delta Air Lines, Inc., Expires 05/27/2016, Strike Price $43.50	14	1,008
Delta Air Lines, Inc., Expires 05/27/2016, Strike Price $44.00	14	812
Delta Air Lines, Inc., Expires 05/27/2016, Strike Price $45.50	14	392
Delta Air Lines, Inc., Expires 05/27/2016, Strike Price $46.00	28	616

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Discover Financial Services, Expires 05/06/2016, Strike Price $57.50	40	$400
Discover Financial Services, Expires 05/13/2016, Strike Price $57.50	10	250
Discover Financial Services, Expires 05/13/2016, Strike Price $58.00	20	300
Discover Financial Services, Expires 05/13/2016, Strike Price $58.50	69	517
Discover Financial Services, Expires 05/13/2016, Strike Price $59.00	66	495
Discover Financial Services, Expires 05/20/2016, Strike Price $58.00	32	960
Discover Financial Services, Expires 05/20/2016, Strike Price $58.50	21	420
Discover Financial Services, Expires 05/20/2016, Strike Price $59.00	10	100
Discover Financial Services, Expires 05/20/2016, Strike Price $60.00	22	110
Discover Financial Services, Expires 05/27/2016, Strike Price $58.00	10	350
Discover Financial Services, Expires 05/27/2016, Strike Price $58.50	10	250
Discover Financial Services, Expires 05/27/2016, Strike Price $59.00	10	150
Discover Financial Services, Expires 05/27/2016, Strike Price $60.00	30	150
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $82.50	8	640
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $85.00	59	1,917
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $87.50	8	60
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $90.00	21	157
Dollar Tree, Inc., Expires 05/20/2016, Strike Price $92.50	67	167
Dow Chemical Co., Expires 05/06/2016, Strike Price $53.50	36	1,044
Dow Chemical Co., Expires 05/06/2016, Strike Price $54.00	60	1,080
Dow Chemical Co., Expires 05/06/2016, Strike Price $54.50	12	114
Dow Chemical Co., Expires 05/06/2016, Strike Price $55.50	48	120
Dow Chemical Co., Expires 05/13/2016, Strike Price $54.00	36	1,278
Dow Chemical Co., Expires 05/13/2016, Strike Price $55.50	24	264
Dow Chemical Co., Expires 05/13/2016, Strike Price $56.00	60	360
Dow Chemical Co., Expires 05/20/2016, Strike Price $54.00	24	1,308
Dow Chemical Co., Expires 05/20/2016, Strike Price $54.50	12	492
Dow Chemical Co., Expires 05/20/2016, Strike Price $55.00	24	708
Dow Chemical Co., Expires 05/20/2016, Strike Price $56.50	10	95
Dow Chemical Co., Expires 05/20/2016, Strike Price $57.00	12	72
DR Horton, Inc., Expires 05/06/2016, Strike Price $32.50	19	85
DR Horton, Inc., Expires 05/06/2016, Strike Price $33.50	95	380
DR Horton, Inc., Expires 05/13/2016, Strike Price $33.00	20	90
DR Horton, Inc., Expires 05/20/2016, Strike Price $31.00	19	703
DR Horton, Inc., Expires 05/20/2016, Strike Price $32.00	19	247
DR Horton, Inc., Expires 05/20/2016, Strike Price $33.00	20	120
DR Horton, Inc., Expires 05/20/2016, Strike Price $33.50	20	60
DR Horton, Inc., Expires 05/20/2016, Strike Price $34.50	68	170
DR Horton, Inc., Expires 05/20/2016, Strike Price $35.00	30	75
DR Horton, Inc., Expires 05/27/2016, Strike Price $31.00	19	931
DR Horton, Inc., Expires 05/27/2016, Strike Price $31.50	19	627
Duke Energy Corp., Expires 05/20/2016, Strike Price $80.00	32	1,920
Duke Energy Corp., Expires 05/20/2016, Strike Price $82.50	8	80
Eastman Chemical Co., Expires 05/20/2016, Strike Price $77.50	9	1,080
Eastman Chemical Co., Expires 05/20/2016, Strike Price $80.00	16	640
Eastman Chemical Co., Expires 05/20/2016, Strike Price $82.50	16	160
Eastman Chemical Co., Expires 05/20/2016, Strike Price $85.00	8	20
Eaton Corp. PLC, Expires 05/06/2016, Strike Price $68.00	10	100
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $65.00	27	1,215
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $65.50	17	552
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $67.00	20	550
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $67.50	20	350
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $68.00	10	175
Eaton Corp. PLC, Expires 05/20/2016, Strike Price $68.50	20	300
eBay, Inc., Expires 05/06/2016, Strike Price $25.00	60	780
eBay, Inc., Expires 05/06/2016, Strike Price $25.50	41	205
eBay, Inc., Expires 05/13/2016, Strike Price $25.00	20	500
eBay, Inc., Expires 05/13/2016, Strike Price $25.50	60	780

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
eBay, Inc., Expires 05/13/2016, Strike Price $26.50	20	$60
eBay, Inc., Expires 05/20/2016, Strike Price $25.00	20	720
eBay, Inc., Expires 05/20/2016, Strike Price $25.50	20	400
eBay, Inc., Expires 05/20/2016, Strike Price $26.50	20	140
eBay, Inc., Expires 05/20/2016, Strike Price $27.00	20	70
Edwards Lifesciences Corp., Expires 05/20/2016, Strike Price $110.00	96	11,232
Edwards Lifesciences Corp., Expires 05/20/2016, Strike Price $115.00	18	585
Edwards Lifesciences Corp., Expires 05/20/2016, Strike Price $120.00	6	60
EI du Pont de Nemours & Co., Expires 05/06/2016, Strike Price $68.00	20	310
EI du Pont de Nemours & Co., Expires 05/06/2016, Strike Price $69.00	20	130
EI du Pont de Nemours & Co., Expires 05/06/2016, Strike Price $70.00	10	40
EI du Pont de Nemours & Co., Expires 05/06/2016, Strike Price $70.50	10	20
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $67.50	10	440
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $68.00	30	900
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $69.00	30	495
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $69.50	50	650
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $70.00	30	195
EI du Pont de Nemours & Co., Expires 05/13/2016, Strike Price $70.50	20	260
EI du Pont de Nemours & Co., Expires 05/20/2016, Strike Price $68.00	20	960
EI du Pont de Nemours & Co., Expires 05/20/2016, Strike Price $69.00	20	490
EI du Pont de Nemours & Co., Expires 05/20/2016, Strike Price $70.00	41	471
EI du Pont de Nemours & Co., Expires 05/20/2016, Strike Price $70.50	20	150
Electronic Arts, Inc., Expires 05/06/2016, Strike Price $63.00	11	693
Electronic Arts, Inc., Expires 05/06/2016, Strike Price $68.00	10	75
Electronic Arts, Inc., Expires 05/13/2016, Strike Price $65.50	10	920
Electronic Arts, Inc., Expires 05/13/2016, Strike Price $66.00	10	790
Electronic Arts, Inc., Expires 05/20/2016, Strike Price $64.50	10	1,510
Electronic Arts, Inc., Expires 05/20/2016, Strike Price $65.50	10	1,170
Electronic Arts, Inc., Expires 05/20/2016, Strike Price $66.00	10	1,030
Electronic Arts, Inc., Expires 05/20/2016, Strike Price $73.00	10	105
Electronic Arts, Inc., Expires 05/20/2016, Strike Price $73.50	7	59
Eli Lilly & Co., Expires 05/06/2016, Strike Price $79.50	32	208
Eli Lilly & Co., Expires 05/06/2016, Strike Price $80.00	24	72
Eli Lilly & Co., Expires 05/06/2016, Strike Price $81.00	16	56
Eli Lilly & Co., Expires 05/06/2016, Strike Price $82.00	24	60
Eli Lilly & Co., Expires 05/06/2016, Strike Price $83.00	8	16
Eli Lilly & Co., Expires 05/13/2016, Strike Price $81.00	16	128
Eli Lilly & Co., Expires 05/13/2016, Strike Price $82.00	48	264
Eli Lilly & Co., Expires 05/13/2016, Strike Price $83.00	4	52
Eli Lilly & Co., Expires 05/13/2016, Strike Price $84.00	8	200
Eli Lilly & Co., Expires 05/13/2016, Strike Price $85.00	48	1,200
Eli Lilly & Co., Expires 05/20/2016, Strike Price $79.00	8	280
Eli Lilly & Co., Expires 05/20/2016, Strike Price $79.50	8	220
Eli Lilly & Co., Expires 05/20/2016, Strike Price $80.00	16	352
Eli Lilly & Co., Expires 05/20/2016, Strike Price $80.50	56	980
Eli Lilly & Co., Expires 05/20/2016, Strike Price $81.00	16	232
Eli Lilly & Co., Expires 05/20/2016, Strike Price $81.50	88	968
Eli Lilly & Co., Expires 05/20/2016, Strike Price $82.00	16	128
Eli Lilly & Co., Expires 05/20/2016, Strike Price $82.50	64	480
Eli Lilly & Co., Expires 05/20/2016, Strike Price $83.00	8	32
Eli Lilly & Co., Expires 05/20/2016, Strike Price $85.00	16	64
Eli Lilly & Co., Expires 05/20/2016, Strike Price $87.00	8	20
Emerson Electric Co., Expires 05/20/2016, Strike Price $57.50	77	2,310
EOG Resources, Inc., Expires 05/06/2016, Strike Price $84.50	24	2,988
EOG Resources, Inc., Expires 05/06/2016, Strike Price $88.00	8	300
EOG Resources, Inc., Expires 05/13/2016, Strike Price $84.00	8	1,536
EOG Resources, Inc., Expires 05/13/2016, Strike Price $85.00	8	1,196
EOG Resources, Inc., Expires 05/13/2016, Strike Price $87.00	8	704

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
EOG Resources, Inc., Expires 05/13/2016, Strike Price $87.50	1	$74
EOG Resources, Inc., Expires 05/13/2016, Strike Price $88.00	8	540
EOG Resources, Inc., Expires 05/13/2016, Strike Price $90.00	8	296
EOG Resources, Inc., Expires 05/20/2016, Strike Price $82.00	8	2,580
EOG Resources, Inc., Expires 05/20/2016, Strike Price $83.00	8	2,180
EOG Resources, Inc., Expires 05/20/2016, Strike Price $84.00	16	3,584
EOG Resources, Inc., Expires 05/20/2016, Strike Price $85.00	7	1,232
EOG Resources, Inc., Expires 05/20/2016, Strike Price $86.00	7	987
EOG Resources, Inc., Expires 05/20/2016, Strike Price $87.50	8	812
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.135	75	122,812
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.140	225	264,375
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.145	150	121,875
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.150	375	206,250
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.155	525	190,312
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.160	425	100,937
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.165	425	63,750
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.170	150	15,000
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.175	25	1,562
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.135	125	229,687
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.140	75	105,937
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.145	29	30,812
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.150	25	19,375
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.155	40	19,656
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.160	20	6,703
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.165	20	4,703
Euro Fx Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $1.160	40	32,656
Euro Fx Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $1.165	40	25,906
Euro Fx Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $1.170	20	10,203
Euro Fx Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $1.175	40	16,156
Euro Stoxx 50 Index, Expires 06/17/2016, Strike Price EUR 2925.00	2,725	4,053,239
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 163.00	290	132,826
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 163.50	300	89,314
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 164.00	350	68,131
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 164.50	305	38,417
Expedia, Inc., Expires 05/06/2016, Strike Price $109.00	6	4,260
Expedia, Inc., Expires 05/06/2016, Strike Price $111.00	4	2,180
Expedia, Inc., Expires 05/06/2016, Strike Price $116.00	4	750
Expedia, Inc., Expires 05/06/2016, Strike Price $121.00	4	130
Expedia, Inc., Expires 05/06/2016, Strike Price $122.00	9	202
Expedia, Inc., Expires 05/20/2016, Strike Price $110.00	14	10,080
Expedia, Inc., Expires 05/20/2016, Strike Price $111.00	12	7,740
Expedia, Inc., Expires 05/20/2016, Strike Price $113.00	6	3,030
Expedia, Inc., Expires 05/20/2016, Strike Price $114.00	5	2,200
Expedia, Inc., Expires 05/20/2016, Strike Price $115.00	16	6,000
Expedia, Inc., Expires 05/20/2016, Strike Price $116.00	6	1,950
Expedia, Inc., Expires 05/20/2016, Strike Price $117.00	12	3,270
Expedia, Inc., Expires 05/20/2016, Strike Price $118.00	12	2,790
Expedia, Inc., Expires 05/20/2016, Strike Price $119.00	6	1,155
Expedia, Inc., Expires 05/20/2016, Strike Price $120.00	2	315
Expedia, Inc., Expires 05/20/2016, Strike Price $125.00	6	315
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $74.50	8	584
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $75.50	9	274
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $76.00	9	193
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $76.50	9	135
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $77.00	8	80
Express Scripts Holding Co., Expires 05/06/2016, Strike Price $78.00	9	45
Express Scripts Holding Co., Expires 05/13/2016, Strike Price $76.00	13	682
Express Scripts Holding Co., Expires 05/20/2016, Strike Price $75.50	4	344

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Express Scripts Holding Co., Expires 05/20/2016, Strike Price $76.50	4	$226
Express Scripts Holding Co., Expires 05/20/2016, Strike Price $77.50	8	280
Express Scripts Holding Co., Expires 05/20/2016, Strike Price $78.00	8	224
Express Scripts Holding Co., Expires 05/20/2016, Strike Price $78.50	8	176
Exxon Mobil Corp., Expires 05/06/2016, Strike Price $88.00	21	2,426
Exxon Mobil Corp., Expires 05/06/2016, Strike Price $89.50	1	40
Exxon Mobil Corp., Expires 05/06/2016, Strike Price $91.00	7	74
Exxon Mobil Corp., Expires 05/06/2016, Strike Price $91.50	7	46
Exxon Mobil Corp., Expires 05/13/2016, Strike Price $90.00	7	294
Exxon Mobil Corp., Expires 05/13/2016, Strike Price $91.00	7	133
Exxon Mobil Corp., Expires 05/13/2016, Strike Price $91.50	14	196
Exxon Mobil Corp., Expires 05/13/2016, Strike Price $93.00	7	28
Exxon Mobil Corp., Expires 05/20/2016, Strike Price $91.00	7	207
F5 Networks, Inc., Expires 05/06/2016, Strike Price $105.00	7	973
F5 Networks, Inc., Expires 05/06/2016, Strike Price $107.00	14	847
F5 Networks, Inc., Expires 05/06/2016, Strike Price $108.00	26	975
F5 Networks, Inc., Expires 05/06/2016, Strike Price $109.00	20	470
F5 Networks, Inc., Expires 05/06/2016, Strike Price $110.00	20	230
F5 Networks, Inc., Expires 05/13/2016, Strike Price $110.00	6	237
F5 Networks, Inc., Expires 05/13/2016, Strike Price $112.00	6	114
F5 Networks, Inc., Expires 05/13/2016, Strike Price $114.00	18	288
F5 Networks, Inc., Expires 05/13/2016, Strike Price $116.00	11	132
F5 Networks, Inc., Expires 05/20/2016, Strike Price $108.00	6	726
F5 Networks, Inc., Expires 05/20/2016, Strike Price $109.00	12	1,122
F5 Networks, Inc., Expires 05/20/2016, Strike Price $110.00	6	423
F5 Networks, Inc., Expires 05/20/2016, Strike Price $112.00	12	450
F5 Networks, Inc., Expires 05/20/2016, Strike Price $113.00	6	162
F5 Networks, Inc., Expires 05/20/2016, Strike Price $114.00	6	111
F5 Networks, Inc., Expires 05/20/2016, Strike Price $115.00	6	81
Facebook, Inc., Expires 05/06/2016, Strike Price $112.00	36	20,880
Facebook, Inc., Expires 05/06/2016, Strike Price $113.00	30	14,775
Facebook, Inc., Expires 05/06/2016, Strike Price $114.00	30	12,150
Facebook, Inc., Expires 05/06/2016, Strike Price $116.00	24	6,084
Facebook, Inc., Expires 05/06/2016, Strike Price $117.00	6	1,155
Facebook, Inc., Expires 05/06/2016, Strike Price $118.00	16	2,176
Facebook, Inc., Expires 05/06/2016, Strike Price $119.00	36	3,510
Facebook, Inc., Expires 05/06/2016, Strike Price $120.00	53	3,418
Facebook, Inc., Expires 05/06/2016, Strike Price $121.00	17	688
Facebook, Inc., Expires 05/06/2016, Strike Price $122.00	32	816
Facebook, Inc., Expires 05/06/2016, Strike Price $123.00	16	256
Facebook, Inc., Expires 05/06/2016, Strike Price $124.00	12	126
Facebook, Inc., Expires 05/06/2016, Strike Price $125.00	12	78
Facebook, Inc., Expires 05/06/2016, Strike Price $126.00	12	66
Facebook, Inc., Expires 05/06/2016, Strike Price $127.00	30	105
Facebook, Inc., Expires 05/06/2016, Strike Price $128.00	12	24
Facebook, Inc., Expires 05/06/2016, Strike Price $130.00	36	54
Facebook, Inc., Expires 05/13/2016, Strike Price $113.00	30	16,125
Facebook, Inc., Expires 05/13/2016, Strike Price $114.00	7	3,220
Facebook, Inc., Expires 05/13/2016, Strike Price $115.00	1	387
Facebook, Inc., Expires 05/13/2016, Strike Price $116.00	1	322
Facebook, Inc., Expires 05/13/2016, Strike Price $117.00	1	260
Facebook, Inc., Expires 05/13/2016, Strike Price $118.00	6	1,245
Facebook, Inc., Expires 05/13/2016, Strike Price $119.00	1	161
Facebook, Inc., Expires 05/13/2016, Strike Price $121.00	17	1,538
Facebook, Inc., Expires 05/13/2016, Strike Price $122.00	5	330
Facebook, Inc., Expires 05/13/2016, Strike Price $124.00	16	528
Facebook, Inc., Expires 05/13/2016, Strike Price $125.00	48	1,104
Facebook, Inc., Expires 05/13/2016, Strike Price $126.00	25	425

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Facebook, Inc., Expires 05/13/2016, Strike Price $127.00	15	$135
Facebook, Inc., Expires 05/13/2016, Strike Price $128.00	17	136
Facebook, Inc., Expires 05/13/2016, Strike Price $129.00	12	72
Facebook, Inc., Expires 05/13/2016, Strike Price $130.00	6	24
Facebook, Inc., Expires 05/20/2016, Strike Price $114.00	6	3,015
Facebook, Inc., Expires 05/20/2016, Strike Price $115.00	5	2,175
Facebook, Inc., Expires 05/20/2016, Strike Price $116.00	6	2,220
Facebook, Inc., Expires 05/20/2016, Strike Price $117.00	6	1,875
Facebook, Inc., Expires 05/20/2016, Strike Price $118.00	6	1,533
Facebook, Inc., Expires 05/20/2016, Strike Price $119.00	6	1,242
Facebook, Inc., Expires 05/20/2016, Strike Price $121.00	10	1,320
Facebook, Inc., Expires 05/20/2016, Strike Price $122.00	20	2,000
Facebook, Inc., Expires 05/20/2016, Strike Price $123.00	5	375
Facebook, Inc., Expires 05/20/2016, Strike Price $124.00	10	570
Facebook, Inc., Expires 05/20/2016, Strike Price $126.00	5	155
Facebook, Inc., Expires 05/27/2016, Strike Price $121.00	5	800
Facebook, Inc., Expires 05/27/2016, Strike Price $122.00	5	610
Facebook, Inc., Expires 05/27/2016, Strike Price $123.00	5	470
Facebook, Inc., Expires 05/27/2016, Strike Price $124.00	5	370
Facebook, Inc., Expires 05/27/2016, Strike Price $126.00	20	860
Facebook, Inc., Expires 05/27/2016, Strike Price $127.00	5	165
Facebook, Inc., Expires 05/27/2016, Strike Price $128.00	5	125
Facebook, Inc., Expires 05/27/2016, Strike Price $130.00	7	105
Fastenal Co., Expires 05/20/2016, Strike Price $47.00	14	1,330
Fastenal Co., Expires 05/20/2016, Strike Price $48.00	26	1,430
Fastenal Co., Expires 05/20/2016, Strike Price $49.00	51	1,275
Fastenal Co., Expires 05/20/2016, Strike Price $50.00	12	120
FedEx Corp., Expires 05/06/2016, Strike Price $167.50	4	312
FedEx Corp., Expires 05/06/2016, Strike Price $170.00	4	104
FedEx Corp., Expires 05/06/2016, Strike Price $172.50	10	75
FedEx Corp., Expires 05/06/2016, Strike Price $175.00	8	88
FedEx Corp., Expires 05/13/2016, Strike Price $170.00	4	260
FedEx Corp., Expires 05/13/2016, Strike Price $172.50	13	409
FedEx Corp., Expires 05/13/2016, Strike Price $175.00	16	176
FedEx Corp., Expires 05/13/2016, Strike Price $177.50	32	272
FedEx Corp., Expires 05/20/2016, Strike Price $170.00	4	472
FedEx Corp., Expires 05/20/2016, Strike Price $172.50	12	690
FedEx Corp., Expires 05/27/2016, Strike Price $180.00	76	532
FedEx Corp., Expires 05/27/2016, Strike Price $182.50	1	6
First Solar, Inc., Expires 05/13/2016, Strike Price $70.00	10	85
First Solar, Inc., Expires 05/13/2016, Strike Price $70.50	20	150
First Solar, Inc., Expires 05/13/2016, Strike Price $73.50	10	40
First Solar, Inc., Expires 05/20/2016, Strike Price $59.00	10	790
First Solar, Inc., Expires 05/20/2016, Strike Price $60.00	10	590
First Solar, Inc., Expires 05/20/2016, Strike Price $63.50	20	340
First Solar, Inc., Expires 05/20/2016, Strike Price $64.00	10	140
First Solar, Inc., Expires 05/20/2016, Strike Price $65.50	10	75
First Solar, Inc., Expires 05/20/2016, Strike Price $66.00	31	186
First Solar, Inc., Expires 05/20/2016, Strike Price $70.00	10	25
First Solar, Inc., Expires 05/20/2016, Strike Price $70.50	10	125
First Solar, Inc., Expires 05/20/2016, Strike Price $72.00	10	120
First Solar, Inc., Expires 05/20/2016, Strike Price $72.50	1	6
First Solar, Inc., Expires 05/20/2016, Strike Price $73.00	10	90
First Solar, Inc., Expires 05/20/2016, Strike Price $73.50	10	80
FirstEnergy Corp., Expires 05/20/2016, Strike Price $36.00	18	135
FirstEnergy Corp., Expires 05/20/2016, Strike Price $37.00	17	42
FirstEnergy Corp., Expires 05/20/2016, Strike Price $38.00	136	340
Foot Locker, Inc., Expires 05/20/2016, Strike Price $65.00	25	1,625

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Foot Locker, Inc., Expires 05/20/2016, Strike Price $67.50	80	$1,600
FTSE 100 Index, Expires 06/17/2016, Strike Price GBP 6050.00	800	2,939,844
GameStop Corp., Expires 05/06/2016, Strike Price $34.00	3	55
GameStop Corp., Expires 05/06/2016, Strike Price $34.50	3	33
Gap, Inc., Expires 05/20/2016, Strike Price $24.00	20	1,000
Gap, Inc., Expires 05/20/2016, Strike Price $25.00	20	460
Gap, Inc., Expires 05/20/2016, Strike Price $25.50	20	300
Gap, Inc., Expires 05/27/2016, Strike Price $24.00	21	1,218
General Dynamics Corp., Expires 05/20/2016, Strike Price $145.00	1	60
General Dynamics Corp., Expires 05/20/2016, Strike Price $150.00	65	325
General Growth Properties, Inc., Expires 05/20/2016, Strike Price $32.00	20	240
General Growth Properties, Inc., Expires 05/20/2016, Strike Price $33.00	140	1,680
General Mills, Inc., Expires 05/20/2016, Strike Price $65.00	10	130
General Motors Co., Expires 05/06/2016, Strike Price $32.50	36	612
General Motors Co., Expires 05/06/2016, Strike Price $33.50	19	57
General Motors Co., Expires 05/13/2016, Strike Price $33.50	18	144
General Motors Co., Expires 05/20/2016, Strike Price $33.50	5	75
General Motors Co., Expires 05/20/2016, Strike Price $34.00	2	16
General Motors Co., Expires 05/27/2016, Strike Price $33.50	18	360
General Motors Co., Expires 05/27/2016, Strike Price $34.00	18	216
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1250.00	100	493,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1260.00	20	84,400
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1265.00	40	155,600
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1270.00	150	537,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1275.00	75	247,500
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1280.00	200	604,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1285.00	230	637,100
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1290.00	203	513,590
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1295.00	310	716,100
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1300.00	800	1,680,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1305.00	285	544,350
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1310.00	256	445,440
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1325.00	50	69,140
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1330.00	50	63,140
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1335.00	50	57,140
Gold 100 Oz. Future, July 2016 Settlement, Expires 06/27/2016, Strike Price $1310.00	700	2,205,000
Goodyear Tire & Rubber Co., Expires 05/13/2016, Strike Price $30.00	38	760
Goodyear Tire & Rubber Co., Expires 05/20/2016, Strike Price $30.00	19	570
Goodyear Tire & Rubber Co., Expires 05/20/2016, Strike Price $30.50	19	380
Goodyear Tire & Rubber Co., Expires 05/20/2016, Strike Price $31.00	19	190
Goodyear Tire & Rubber Co., Expires 05/20/2016, Strike Price $33.50	6	15
Goodyear Tire & Rubber Co., Expires 05/27/2016, Strike Price $30.00	19	760
Goodyear Tire & Rubber Co., Expires 05/27/2016, Strike Price $31.50	19	190
H&R Block, Inc., Expires 05/20/2016, Strike Price $25.00	120	300
H&R Block, Inc., Expires 05/20/2016, Strike Price $26.00	20	50
Halliburton Co., Expires 05/06/2016, Strike Price $41.50	64	5,696
Halliburton Co., Expires 05/06/2016, Strike Price $42.00	46	3,197
Halliburton Co., Expires 05/06/2016, Strike Price $42.50	64	3,136
Halliburton Co., Expires 05/06/2016, Strike Price $43.00	49	1,740
Halliburton Co., Expires 05/13/2016, Strike Price $41.50	45	4,995
Halliburton Co., Expires 05/13/2016, Strike Price $42.00	45	3,938
Halliburton Co., Expires 05/13/2016, Strike Price $42.50	15	1,028
Halliburton Co., Expires 05/13/2016, Strike Price $43.00	30	1,560
Halliburton Co., Expires 05/13/2016, Strike Price $43.50	16	640
Halliburton Co., Expires 05/13/2016, Strike Price $44.00	15	413
Halliburton Co., Expires 05/13/2016, Strike Price $45.00	14	182
Halliburton Co., Expires 05/13/2016, Strike Price $45.50	14	112
Halliburton Co., Expires 05/13/2016, Strike Price $46.00	51	459

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Halliburton Co., Expires 05/20/2016, Strike Price $43.00	17	$1,165
Halliburton Co., Expires 05/20/2016, Strike Price $44.00	2	85
Halliburton Co., Expires 05/20/2016, Strike Price $45.00	14	350
Hanesbrands, Inc., Expires 05/20/2016, Strike Price $30.00	20	700
Harley Davidson, Inc., Expires 05/20/2016, Strike Price $50.00	12	708
Harley Davidson, Inc., Expires 05/20/2016, Strike Price $52.50	24	432
HCA Holdings, Inc., Expires 05/06/2016, Strike Price $82.00	7	840
HCA Holdings, Inc., Expires 05/13/2016, Strike Price $85.50	8	300
HCA Holdings, Inc., Expires 05/13/2016, Strike Price $87.00	8	180
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $84.00	8	700
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $84.50	39	2,925
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $85.00	15	938
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $85.50	23	1,208
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $86.00	8	340
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $86.50	15	525
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $87.00	8	240
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $87.50	15	375
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $88.00	8	160
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $89.00	7	70
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $90.00	55	413
HCA Holdings, Inc., Expires 05/20/2016, Strike Price $91.00	1	5
Hess Corp., Expires 05/06/2016, Strike Price $61.50	11	638
Hess Corp., Expires 05/06/2016, Strike Price $62.50	29	972
Hess Corp., Expires 05/06/2016, Strike Price $63.50	10	185
Hess Corp., Expires 05/06/2016, Strike Price $64.50	10	100
Hess Corp., Expires 05/06/2016, Strike Price $66.00	10	80
Hess Corp., Expires 05/06/2016, Strike Price $67.00	20	240
Hess Corp., Expires 05/06/2016, Strike Price $67.50	10	50
Hess Corp., Expires 05/13/2016, Strike Price $61.00	10	1,100
Hess Corp., Expires 05/13/2016, Strike Price $63.50	1	50
Hess Corp., Expires 05/13/2016, Strike Price $64.50	10	325
Hess Corp., Expires 05/13/2016, Strike Price $65.00	10	265
Hess Corp., Expires 05/20/2016, Strike Price $62.00	11	1,320
Hess Corp., Expires 05/20/2016, Strike Price $63.00	10	800
Hess Corp., Expires 05/20/2016, Strike Price $63.50	20	1,530
Hess Corp., Expires 05/20/2016, Strike Price $64.00	20	1,290
Hess Corp., Expires 05/20/2016, Strike Price $64.50	11	600
Hess Corp., Expires 05/20/2016, Strike Price $65.00	11	506
Hess Corp., Expires 05/27/2016, Strike Price $66.50	20	740
Hewlett Packard Enterprise Co., Expires 05/20/2016, Strike Price $18.00	20	250
Hewlett Packard Enterprise Co., Expires 05/20/2016, Strike Price $18.50	20	150
Hewlett Packard Enterprise Co., Expires 05/20/2016, Strike Price $19.00	20	50
Hewlett Packard Enterprise Co., Expires 05/27/2016, Strike Price $17.50	60	2,400
Hewlett Packard Enterprise Co., Expires 05/27/2016, Strike Price $18.00	180	4,500
Home Depot, Inc., Expires 05/06/2016, Strike Price $135.00	2	140
Home Depot, Inc., Expires 05/06/2016, Strike Price $136.00	5	195
Home Depot, Inc., Expires 05/06/2016, Strike Price $140.00	1	4
Home Depot, Inc., Expires 05/06/2016, Strike Price $141.00	16	80
Home Depot, Inc., Expires 05/06/2016, Strike Price $142.00	35	228
Home Depot, Inc., Expires 05/06/2016, Strike Price $143.00	7	46
Home Depot, Inc., Expires 05/20/2016, Strike Price $140.00	10	680
Home Depot, Inc., Expires 05/20/2016, Strike Price $143.00	5	120
Home Depot, Inc., Expires 05/20/2016, Strike Price $144.00	5	75
Home Depot, Inc., Expires 05/20/2016, Strike Price $145.00	10	105
Home Depot, Inc., Expires 05/20/2016, Strike Price $146.00	5	30
Home Depot, Inc., Expires 05/20/2016, Strike Price $147.00	5	25
Honeywell International, Inc., Expires 05/20/2016, Strike Price $120.00	11	242
Host Hotels & Resorts, Inc., Expires 05/20/2016, Strike Price $17.00	60	450

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
HP, Inc., Expires 05/13/2016, Strike Price $13.00	20	$100
HP, Inc., Expires 05/20/2016, Strike Price $13.50	3	12
HP, Inc., Expires 05/27/2016, Strike Price $13.00	20	420
Illumina, Inc., Expires 05/06/2016, Strike Price $170.00	5	50
Illumina, Inc., Expires 05/20/2016, Strike Price $150.00	5	775
Illumina, Inc., Expires 05/20/2016, Strike Price $157.50	15	1,088
Intel Corp., Expires 05/13/2016, Strike Price $31.00	19	304
Intel Corp., Expires 05/27/2016, Strike Price $31.50	19	342
Intel Corp., Expires 05/27/2016, Strike Price $32.00	38	380
International Business Machines Corp., Expires 05/06/2016, Strike Price $150.00	4	100
International Business Machines Corp., Expires 05/06/2016, Strike Price $152.50	4	24
International Business Machines Corp., Expires 05/13/2016, Strike Price $152.50	8	136
International Business Machines Corp., Expires 05/13/2016, Strike Price $155.00	5	43
International Business Machines Corp., Expires 05/20/2016, Strike Price $150.00	4	296
International Business Machines Corp., Expires 05/20/2016, Strike Price $152.50	16	576
International Paper Co., Expires 05/13/2016, Strike Price $45.50	42	462
International Paper Co., Expires 05/20/2016, Strike Price $43.50	15	1,230
International Paper Co., Expires 05/20/2016, Strike Price $44.50	55	2,310
International Paper Co., Expires 05/20/2016, Strike Price $45.00	14	420
International Paper Co., Expires 05/20/2016, Strike Price $45.50	28	518
International Paper Co., Expires 05/20/2016, Strike Price $46.50	1	9
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $91.00	125	443,750
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $91.50	100	297,500
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $92.00	198	480,150
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $92.50	327	629,475
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $93.00	440	649,000
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $93.50	425	467,500
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $94.00	535	428,000
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $94.50	245	140,875
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $95.00	219	90,338
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $95.50	220	63,250
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $96.00	25	5,313
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $96.50	50	7,500
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $91.50	100	310,000
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $92.00	50	129,375
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $92.50	140	297,500
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $93.00	150	256,875
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $93.50	60	81,750
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $94.00	35	37,187
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $94.50	30	24,750
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $95.00	20	9,453
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $95.50	30	15,000
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $96.00	20	5,703
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $94.50	40	31,406
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $95.00	40	25,406
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $95.50	40	20,406
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $96.00	40	16,906
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $96.50	20	6,703
Johnson & Johnson, Expires 05/06/2016, Strike Price $114.00	24	264
Johnson & Johnson, Expires 05/06/2016, Strike Price $115.00	54	216
Johnson & Johnson, Expires 05/06/2016, Strike Price $116.00	24	84
Johnson & Johnson, Expires 05/06/2016, Strike Price $117.00	12	36
Johnson & Johnson, Expires 05/13/2016, Strike Price $115.00	6	72
Johnson & Johnson, Expires 05/13/2016, Strike Price $117.00	12	30
Johnson & Johnson, Expires 05/20/2016, Strike Price $116.00	6	72
Johnson & Johnson, Expires 05/20/2016, Strike Price $117.00	6	33
Johnson & Johnson, Expires 05/20/2016, Strike Price $118.00	6	15
Johnson & Johnson, Expires 05/20/2016, Strike Price $119.00	12	30

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Johnson Controls, Inc., Expires 05/20/2016, Strike Price $42.00	135	$5,738
Johnson Controls, Inc., Expires 05/20/2016, Strike Price $44.00	75	563
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $64.00	54	1,728
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $64.50	37	629
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $65.00	9	72
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $65.50	40	140
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $66.00	30	60
JPMorgan Chase & Co., Expires 05/06/2016, Strike Price $66.50	10	10
JPMorgan Chase & Co., Expires 05/13/2016, Strike Price $66.00	60	720
JPMorgan Chase & Co., Expires 05/13/2016, Strike Price $66.50	240	1,920
JPMorgan Chase & Co., Expires 05/13/2016, Strike Price $67.00	10	50
JPMorgan Chase & Co., Expires 05/13/2016, Strike Price $67.50	30	150
JPMorgan Chase & Co., Expires 05/20/2016, Strike Price $65.00	10	460
JPMorgan Chase & Co., Expires 05/20/2016, Strike Price $65.50	9	297
JPMorgan Chase & Co., Expires 05/20/2016, Strike Price $66.00	18	432
JPMorgan Chase & Co., Expires 05/20/2016, Strike Price $66.50	29	464
JPMorgan Chase & Co., Expires 05/20/2016, Strike Price $67.00	9	90
Kansas City Southern, Expires 05/06/2016, Strike Price $97.50	12	480
Kansas City Southern, Expires 05/20/2016, Strike Price $94.50	14	3,640
Kansas City Southern, Expires 05/20/2016, Strike Price $95.00	7	1,628
Kansas City Southern, Expires 05/20/2016, Strike Price $95.50	14	2,835
Kansas City Southern, Expires 05/20/2016, Strike Price $96.00	7	1,295
Kansas City Southern, Expires 05/20/2016, Strike Price $96.50	7	1,120
Kansas City Southern, Expires 05/20/2016, Strike Price $97.50	31	3,875
Kansas City Southern, Expires 05/20/2016, Strike Price $98.00	7	735
Kansas City Southern, Expires 05/20/2016, Strike Price $98.50	26	2,470
Kansas City Southern, Expires 05/20/2016, Strike Price $99.00	14	1,330
Kansas City Southern, Expires 05/20/2016, Strike Price $105.00	6	75
Kansas City Southern, Expires 05/27/2016, Strike Price $98.00	12	1,560
Kansas City Southern, Expires 05/27/2016, Strike Price $101.00	6	360
Kansas City Southern, Expires 05/27/2016, Strike Price $102.00	6	270
Kansas City Southern, Expires 05/27/2016, Strike Price $103.00	6	180
Kansas City Southern, Expires 05/27/2016, Strike Price $105.00	6	90
Kinder Morgan, Inc., Expires 05/06/2016, Strike Price $19.00	20	70
Kinder Morgan, Inc., Expires 05/06/2016, Strike Price $20.00	80	80
Kinder Morgan, Inc., Expires 05/20/2016, Strike Price $19.50	40	360
Kinder Morgan, Inc., Expires 05/20/2016, Strike Price $21.50	20	20
Kinder Morgan, Inc., Expires 05/27/2016, Strike Price $18.50	20	800
Kinder Morgan, Inc., Expires 05/27/2016, Strike Price $19.50	20	300
Kraft Heinz Co., Expires 05/20/2016, Strike Price $85.00	32	320
L Brands, Inc., Expires 05/20/2016, Strike Price $80.00	16	2,160
L Brands, Inc., Expires 05/20/2016, Strike Price $80.50	8	840
L Brands, Inc., Expires 05/20/2016, Strike Price $85.50	40	700
Lam Research Corp., Expires 05/20/2016, Strike Price $80.00	8	480
Lam Research Corp., Expires 05/20/2016, Strike Price $82.50	24	480
Lam Research Corp., Expires 05/20/2016, Strike Price $85.00	8	40
Lam Research Corp., Expires 05/20/2016, Strike Price $87.50	10	25
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $79.00	240	348,000
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $80.00	240	283,200
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $81.00	240	225,600
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $82.00	255	186,150
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $83.00	340	187,000
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $84.00	325	133,250
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $85.00	300	93,000
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $86.00	20	4,600
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $82.00	180	189,000
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $84.00	180	127,800
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $86.00	200	92,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $88.00	80	$20,377
Lennar Corp., Expires 05/20/2016, Strike Price $49.00	52	728
Lennar Corp., Expires 05/20/2016, Strike Price $50.00	13	65
Linear Technology Corp., Expires 05/20/2016, Strike Price $48.00	40	200
Linear Technology Corp., Expires 05/20/2016, Strike Price $50.00	10	25
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $125.00	110	2,200
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $126.00	120	1,200
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $127.00	150	1,500
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $128.00	105	1,050
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $129.00	185	1,850
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $130.00	95	950
Live Cattle Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $131.00	10	100
Lockheed Martin Corp., Expires 05/20/2016, Strike Price $235.00	12	2,280
Lockheed Martin Corp., Expires 05/20/2016, Strike Price $240.00	17	893
Lockheed Martin Corp., Expires 05/20/2016, Strike Price $245.00	36	360
Lowes Companies, Inc., Expires 05/20/2016, Strike Price $80.00	8	296
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $87.50	45	2,925
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $90.00	49	1,225
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $92.50	49	858
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $95.00	7	35
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $97.50	63	158
LyondellBasell Industries NV, Expires 05/20/2016, Strike Price $100.00	49	368
Macy’s, Inc., Expires 05/06/2016, Strike Price $44.00	15	98
Macy’s, Inc., Expires 05/13/2016, Strike Price $41.00	14	1,064
Macy’s, Inc., Expires 05/13/2016, Strike Price $42.00	42	2,058
Macy’s, Inc., Expires 05/13/2016, Strike Price $43.50	30	705
Macy’s, Inc., Expires 05/13/2016, Strike Price $44.00	15	285
Macy’s, Inc., Expires 05/13/2016, Strike Price $44.50	15	225
Macy’s, Inc., Expires 05/13/2016, Strike Price $45.50	30	210
Macy’s, Inc., Expires 05/13/2016, Strike Price $46.00	15	83
Macy’s, Inc., Expires 05/20/2016, Strike Price $41.00	14	1,288
Macy’s, Inc., Expires 05/27/2016, Strike Price $42.00	14	980
Marathon Petroleum Corp., Expires 05/06/2016, Strike Price $41.00	16	440
Marathon Petroleum Corp., Expires 05/13/2016, Strike Price $46.00	15	263
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $39.50	32	3,920
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $40.00	16	1,640
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $40.50	16	1,320
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $41.50	16	880
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $42.00	16	760
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $42.50	16	560
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $45.00	76	950
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $46.00	15	225
Marathon Petroleum Corp., Expires 05/20/2016, Strike Price $47.50	15	225
Masco Corp., Expires 05/20/2016, Strike Price $34.00	19	48
Masco Corp., Expires 05/20/2016, Strike Price $35.00	19	48
MasterCard, Inc., Expires 05/06/2016, Strike Price $99.50	14	245
MasterCard, Inc., Expires 05/06/2016, Strike Price $100.00	7	81
MasterCard, Inc., Expires 05/06/2016, Strike Price $102.00	7	18
MasterCard, Inc., Expires 05/06/2016, Strike Price $103.00	42	357
MasterCard, Inc., Expires 05/06/2016, Strike Price $104.00	14	126
MasterCard, Inc., Expires 05/13/2016, Strike Price $100.00	21	725
MasterCard, Inc., Expires 05/13/2016, Strike Price $103.00	14	84
MasterCard, Inc., Expires 05/13/2016, Strike Price $104.00	28	98
MasterCard, Inc., Expires 05/13/2016, Strike Price $105.00	7	70
MasterCard, Inc., Expires 05/20/2016, Strike Price $102.00	7	140
Mattel, Inc., Expires 05/06/2016, Strike Price $31.50	19	475
Mattel, Inc., Expires 05/13/2016, Strike Price $32.00	19	475
McDonald’s Corp., Expires 05/06/2016, Strike Price $128.00	10	450

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
McDonald’s Corp., Expires 05/06/2016, Strike Price $132.00	15	$30
McDonald’s Corp., Expires 05/06/2016, Strike Price $134.00	20	40
McDonald’s Corp., Expires 05/20/2016, Strike Price $131.00	10	280
McDonald’s Corp., Expires 05/20/2016, Strike Price $133.00	1	9
Medtronic PLC, Expires 05/06/2016, Strike Price $80.00	8	256
Medtronic PLC, Expires 05/06/2016, Strike Price $80.50	24	528
Medtronic PLC, Expires 05/06/2016, Strike Price $81.00	24	288
Medtronic PLC, Expires 05/13/2016, Strike Price $81.50	24	456
Medtronic PLC, Expires 05/13/2016, Strike Price $82.50	32	224
Medtronic PLC, Expires 05/20/2016, Strike Price $81.00	3	138
Medtronic PLC, Expires 05/20/2016, Strike Price $81.50	3	101
Medtronic PLC, Expires 05/20/2016, Strike Price $82.00	11	259
Medtronic PLC, Expires 05/20/2016, Strike Price $82.50	3	48
Medtronic PLC, Expires 05/20/2016, Strike Price $83.00	8	80
Merck & Co., Inc., Expires 05/06/2016, Strike Price $56.00	22	858
Merck & Co., Inc., Expires 05/06/2016, Strike Price $58.50	11	44
Merck & Co., Inc., Expires 05/06/2016, Strike Price $59.00	55	138
Merck & Co., Inc., Expires 05/13/2016, Strike Price $58.50	22	198
Merck & Co., Inc., Expires 05/13/2016, Strike Price $59.00	11	50
Merck & Co., Inc., Expires 05/20/2016, Strike Price $56.50	11	528
Merck & Co., Inc., Expires 05/20/2016, Strike Price $57.00	55	1,870
Merck & Co., Inc., Expires 05/20/2016, Strike Price $58.00	12	192
Merck & Co., Inc., Expires 05/20/2016, Strike Price $59.00	11	77
Merck & Co., Inc., Expires 05/20/2016, Strike Price $59.50	11	61
Merck & Co., Inc., Expires 05/20/2016, Strike Price $60.00	11	28
Merck & Co., Inc., Expires 05/20/2016, Strike Price $60.50	22	55
MetLife, Inc., Expires 05/06/2016, Strike Price $47.50	98	1,666
MetLife, Inc., Expires 05/06/2016, Strike Price $48.50	14	105
MetLife, Inc., Expires 05/06/2016, Strike Price $49.00	42	210
MetLife, Inc., Expires 05/13/2016, Strike Price $47.00	13	494
MetLife, Inc., Expires 05/13/2016, Strike Price $48.50	14	203
MetLife, Inc., Expires 05/13/2016, Strike Price $49.00	13	137
MetLife, Inc., Expires 05/13/2016, Strike Price $51.00	1	7
MetLife, Inc., Expires 05/20/2016, Strike Price $47.50	13	442
MetLife, Inc., Expires 05/20/2016, Strike Price $48.00	13	325
MetLife, Inc., Expires 05/20/2016, Strike Price $48.50	13	234
MetLife, Inc., Expires 05/20/2016, Strike Price $49.50	1	10
MetLife, Inc., Expires 05/20/2016, Strike Price $50.00	26	156
MetLife, Inc., Expires 05/20/2016, Strike Price $51.50	70	210
MetLife, Inc., Expires 05/27/2016, Strike Price $47.00	13	702
MetLife, Inc., Expires 05/27/2016, Strike Price $48.50	14	350
MetLife, Inc., Expires 05/27/2016, Strike Price $49.00	21	378
Mexican Peso, Expires 05/05/2016, Strike Price $17.59	75,000,000	64,650
Mexican Peso, Expires 05/05/2016, Strike Price $17.80	75,000,000	17,100
Mexican Peso, Expires 05/19/2016, Strike Price $17.65	75,000,000	273,825
Mexican Peso, Expires 05/25/2016, Strike Price $17.65	100,000,000	484,300
Mexican Peso, Expires 05/26/2016, Strike Price $17.80	100,000,000	353,700
Michael Kors Holdings Ltd., Expires 05/06/2016, Strike Price $53.00	11	385
Michael Kors Holdings Ltd., Expires 05/13/2016, Strike Price $53.50	12	630
Michael Kors Holdings Ltd., Expires 05/13/2016, Strike Price $54.00	12	510
Michael Kors Holdings Ltd., Expires 05/20/2016, Strike Price $54.00	2	120
Michael Kors Holdings Ltd., Expires 05/20/2016, Strike Price $57.00	12	180
Michael Kors Holdings Ltd., Expires 05/20/2016, Strike Price $58.00	7	70
Michael Kors Holdings Ltd., Expires 05/20/2016, Strike Price $60.50	1	3
Michael Kors Holdings Ltd., Expires 05/20/2016, Strike Price $61.00	1	3
Micron Technology, Inc., Expires 05/20/2016, Strike Price $12.00	20	280
Micron Technology, Inc., Expires 05/20/2016, Strike Price $12.50	20	160
Micron Technology, Inc., Expires 05/27/2016, Strike Price $12.00	20	420

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Micron Technology, Inc., Expires 05/27/2016, Strike Price $12.50	20	$240
Microsoft Corp., Expires 05/06/2016, Strike Price $50.50	12	408
Microsoft Corp., Expires 05/06/2016, Strike Price $51.00	24	456
Microsoft Corp., Expires 05/06/2016, Strike Price $58.00	11	28
Microsoft Corp., Expires 05/13/2016, Strike Price $51.00	12	492
Microsoft Corp., Expires 05/13/2016, Strike Price $51.50	24	600
Microsoft Corp., Expires 05/13/2016, Strike Price $52.00	24	384
Microsoft Corp., Expires 05/20/2016, Strike Price $51.50	39	1,248
Microsoft Corp., Expires 05/20/2016, Strike Price $52.00	36	864
Microsoft Corp., Expires 05/27/2016, Strike Price $54.00	12	72
Molson Coors Brewing Co., Expires 05/20/2016, Strike Price $100.00	12	840
Molson Coors Brewing Co., Expires 05/20/2016, Strike Price $105.00	7	70
Mondelez International, Inc., Expires 05/20/2016, Strike Price $45.00	14	252
Monsanto Co., Expires 05/06/2016, Strike Price $96.00	6	294
Monsanto Co., Expires 05/20/2016, Strike Price $97.50	6	522
Monsanto Co., Expires 05/20/2016, Strike Price $99.00	6	354
Monster Beverage Corp., Expires 05/13/2016, Strike Price $129.00	5	7,550
Monster Beverage Corp., Expires 05/13/2016, Strike Price $137.00	5	4,100
Monster Beverage Corp., Expires 05/20/2016, Strike Price $129.00	5	7,825
Monster Beverage Corp., Expires 05/20/2016, Strike Price $131.00	5	6,875
Monster Beverage Corp., Expires 05/20/2016, Strike Price $134.00	15	16,575
Monster Beverage Corp., Expires 05/20/2016, Strike Price $137.00	10	8,550
Monster Beverage Corp., Expires 05/20/2016, Strike Price $143.00	5	2,050
Monster Beverage Corp., Expires 05/20/2016, Strike Price $145.00	15	4,500
Monster Beverage Corp., Expires 05/20/2016, Strike Price $150.00	15	1,725
Mosaic Co., Expires 05/06/2016, Strike Price $28.50	2	124
Mosaic Co., Expires 05/20/2016, Strike Price $29.00	20	1,640
Mosaic Co., Expires 05/20/2016, Strike Price $30.00	20	960
Mosaic Co., Expires 05/20/2016, Strike Price $30.50	2	74
Mosaic Co., Expires 05/20/2016, Strike Price $32.00	1	15
Mosaic Co., Expires 05/27/2016, Strike Price $33.50	20	180
Mylan NV, Expires 05/06/2016, Strike Price $45.00	28	1,372
Mylan NV, Expires 05/13/2016, Strike Price $43.00	56	7,056
Mylan NV, Expires 05/13/2016, Strike Price $52.00	24	84
Mylan NV, Expires 05/20/2016, Strike Price $44.00	14	1,568
Mylan NV, Expires 05/20/2016, Strike Price $44.50	14	1,246
Mylan NV, Expires 05/20/2016, Strike Price $45.00	14	1,064
Mylan NV, Expires 05/20/2016, Strike Price $46.00	14	770
Mylan NV, Expires 05/20/2016, Strike Price $47.50	28	868
Mylan NV, Expires 05/20/2016, Strike Price $49.00	14	238
Mylan NV, Expires 05/20/2016, Strike Price $49.50	14	196
National Oilwell Varco, Inc., Expires 05/06/2016, Strike Price $30.00	20	12,300
National Oilwell Varco, Inc., Expires 05/06/2016, Strike Price $31.50	20	9,800
National Oilwell Varco, Inc., Expires 05/06/2016, Strike Price $32.50	3	1,103
National Oilwell Varco, Inc., Expires 05/13/2016, Strike Price $30.50	100	58,000
National Oilwell Varco, Inc., Expires 05/13/2016, Strike Price $31.00	40	21,200
National Oilwell Varco, Inc., Expires 05/13/2016, Strike Price $31.50	11	5,335
National Oilwell Varco, Inc., Expires 05/20/2016, Strike Price $30.50	27	16,200
National Oilwell Varco, Inc., Expires 05/20/2016, Strike Price $31.00	20	10,800
National Oilwell Varco, Inc., Expires 05/20/2016, Strike Price $31.50	80	41,200
National Oilwell Varco, Inc., Expires 05/20/2016, Strike Price $34.00	31	9,068
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.20	165	163,350
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.25	680	529,040
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.30	915	549,000
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.35	446	202,484
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.40	285	95,760
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.45	150	36,600
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.50	1,050	182,700

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Netflix, Inc., Expires 05/06/2016, Strike Price $93.00	7	$476
Netflix, Inc., Expires 05/06/2016, Strike Price $96.00	14	336
Netflix, Inc., Expires 05/06/2016, Strike Price $96.50	21	420
Netflix, Inc., Expires 05/06/2016, Strike Price $97.00	7	116
Netflix, Inc., Expires 05/06/2016, Strike Price $97.50	7	98
Netflix, Inc., Expires 05/06/2016, Strike Price $98.00	14	168
Netflix, Inc., Expires 05/06/2016, Strike Price $98.50	14	140
Netflix, Inc., Expires 05/06/2016, Strike Price $99.00	21	168
Netflix, Inc., Expires 05/06/2016, Strike Price $99.50	14	126
Netflix, Inc., Expires 05/06/2016, Strike Price $100.00	28	210
Netflix, Inc., Expires 05/06/2016, Strike Price $101.00	14	63
Netflix, Inc., Expires 05/06/2016, Strike Price $102.00	28	98
Netflix, Inc., Expires 05/06/2016, Strike Price $103.00	28	98
Netflix, Inc., Expires 05/06/2016, Strike Price $104.00	14	49
Netflix, Inc., Expires 05/06/2016, Strike Price $105.00	12	30
Netflix, Inc., Expires 05/06/2016, Strike Price $109.00	7	39
Netflix, Inc., Expires 05/06/2016, Strike Price $113.00	56	140
Netflix, Inc., Expires 05/13/2016, Strike Price $96.00	7	473
Netflix, Inc., Expires 05/13/2016, Strike Price $96.50	7	417
Netflix, Inc., Expires 05/13/2016, Strike Price $97.00	7	368
Netflix, Inc., Expires 05/13/2016, Strike Price $97.50	14	651
Netflix, Inc., Expires 05/13/2016, Strike Price $98.00	21	861
Netflix, Inc., Expires 05/13/2016, Strike Price $98.50	14	497
Netflix, Inc., Expires 05/13/2016, Strike Price $99.00	7	228
Netflix, Inc., Expires 05/13/2016, Strike Price $99.50	7	207
Netflix, Inc., Expires 05/13/2016, Strike Price $101.00	21	410
Netflix, Inc., Expires 05/13/2016, Strike Price $102.00	19	285
Netflix, Inc., Expires 05/13/2016, Strike Price $103.00	35	438
Netflix, Inc., Expires 05/13/2016, Strike Price $104.00	23	219
Netflix, Inc., Expires 05/13/2016, Strike Price $105.00	14	112
Netflix, Inc., Expires 05/13/2016, Strike Price $106.00	21	147
Netflix, Inc., Expires 05/13/2016, Strike Price $107.00	28	210
Netflix, Inc., Expires 05/13/2016, Strike Price $108.00	16	80
Netflix, Inc., Expires 05/13/2016, Strike Price $109.00	28	168
Netflix, Inc., Expires 05/13/2016, Strike Price $110.00	26	130
Netflix, Inc., Expires 05/13/2016, Strike Price $111.00	56	308
Netflix, Inc., Expires 05/20/2016, Strike Price $93.00	7	1,330
Netflix, Inc., Expires 05/20/2016, Strike Price $94.50	25	3,475
Netflix, Inc., Expires 05/20/2016, Strike Price $95.00	7	910
Netflix, Inc., Expires 05/20/2016, Strike Price $96.00	14	1,540
Netflix, Inc., Expires 05/20/2016, Strike Price $97.00	7	623
Netflix, Inc., Expires 05/20/2016, Strike Price $97.50	14	1,155
Netflix, Inc., Expires 05/20/2016, Strike Price $103.00	4	114
Netflix, Inc., Expires 05/20/2016, Strike Price $106.00	2	34
Newfield Exploration Co., Expires 05/20/2016, Strike Price $38.00	5	500
Newfield Exploration Co., Expires 05/20/2016, Strike Price $39.00	66	4,620
Newfield Exploration Co., Expires 05/20/2016, Strike Price $40.00	17	765
Newfield Exploration Co., Expires 05/20/2016, Strike Price $41.00	34	1,020
Newfield Exploration Co., Expires 05/20/2016, Strike Price $42.00	21	420
Newmont Mining Corp., Expires 05/06/2016, Strike Price $30.50	20	7,450
Newmont Mining Corp., Expires 05/06/2016, Strike Price $32.50	20	5,230
Newmont Mining Corp., Expires 05/06/2016, Strike Price $34.00	19	2,812
Newmont Mining Corp., Expires 05/13/2016, Strike Price $35.00	19	2,461
Newmont Mining Corp., Expires 05/13/2016, Strike Price $35.50	19	2,014
Newmont Mining Corp., Expires 05/20/2016, Strike Price $36.50	11	902
Newmont Mining Corp., Expires 05/27/2016, Strike Price $38.50	90	4,680
Newmont Mining Corp., Expires 05/27/2016, Strike Price $39.00	54	2,322
Nike, Inc., Expires 05/06/2016, Strike Price $60.00	10	290

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Nike, Inc., Expires 05/06/2016, Strike Price $62.50	10	$55
Nike, Inc., Expires 05/13/2016, Strike Price $61.00	30	720
Nike, Inc., Expires 05/13/2016, Strike Price $61.50	11	165
Nike, Inc., Expires 05/13/2016, Strike Price $62.00	11	105
Nike, Inc., Expires 05/13/2016, Strike Price $62.50	21	137
Nike, Inc., Expires 05/20/2016, Strike Price $61.00	10	390
Nike, Inc., Expires 05/20/2016, Strike Price $63.00	10	100
Nike, Inc., Expires 05/20/2016, Strike Price $64.00	10	45
Noble Energy, Inc., Expires 05/20/2016, Strike Price $35.00	38	8,265
Nordstrom, Inc., Expires 05/20/2016, Strike Price $55.00	11	935
Nordstrom, Inc., Expires 05/20/2016, Strike Price $57.50	11	407
Nordstrom, Inc., Expires 05/20/2016, Strike Price $60.00	11	165
Norfolk Southern Corp., Expires 05/06/2016, Strike Price $85.00	16	8,240
Norfolk Southern Corp., Expires 05/06/2016, Strike Price $86.00	16	7,360
Norfolk Southern Corp., Expires 05/06/2016, Strike Price $86.50	8	3,200
Norfolk Southern Corp., Expires 05/06/2016, Strike Price $89.00	24	4,500
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $86.00	8	3,800
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $86.50	16	6,640
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $87.00	8	3,120
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $88.00	8	2,560
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $88.50	16	4,520
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $89.00	8	2,080
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $91.00	6	975
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $92.50	24	2,460
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $93.00	14	1,120
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $95.00	42	1,890
Norfolk Southern Corp., Expires 05/20/2016, Strike Price $100.00	6	45
Norfolk Southern Corp., Expires 05/27/2016, Strike Price $95.00	7	420
Norfolk Southern Corp., Expires 05/27/2016, Strike Price $95.50	7	350
Norfolk Southern Corp., Expires 05/27/2016, Strike Price $96.00	7	280
Norfolk Southern Corp., Expires 05/27/2016, Strike Price $97.00	7	175
Norfolk Southern Corp., Expires 05/27/2016, Strike Price $97.50	7	140
Nucor Corp., Expires 05/06/2016, Strike Price $50.50	12	504
Nucor Corp., Expires 05/06/2016, Strike Price $51.50	24	324
Nucor Corp., Expires 05/13/2016, Strike Price $50.50	12	816
Nucor Corp., Expires 05/20/2016, Strike Price $52.50	24	720
Nucor Corp., Expires 05/20/2016, Strike Price $53.00	1	20
Nucor Corp., Expires 05/20/2016, Strike Price $55.00	5	25
NVIDIA Corp., Expires 05/06/2016, Strike Price $37.00	16	304
NVIDIA Corp., Expires 05/06/2016, Strike Price $37.50	24	216
NVIDIA Corp., Expires 05/13/2016, Strike Price $38.50	34	1,513
NVIDIA Corp., Expires 05/13/2016, Strike Price $39.00	17	604
NVIDIA Corp., Expires 05/13/2016, Strike Price $39.50	17	451
NVIDIA Corp., Expires 05/20/2016, Strike Price $37.00	16	1,504
NVIDIA Corp., Expires 05/20/2016, Strike Price $37.50	5	375
NVIDIA Corp., Expires 05/20/2016, Strike Price $41.50	16	192
NVIDIA Corp., Expires 05/27/2016, Strike Price $36.50	16	1,840
NVIDIA Corp., Expires 05/27/2016, Strike Price $37.00	16	1,536
NVIDIA Corp., Expires 05/27/2016, Strike Price $38.50	16	864
NVIDIA Corp., Expires 05/27/2016, Strike Price $39.50	16	560
Occidental Petroleum Corp., Expires 05/06/2016, Strike Price $79.00	8	384
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $75.50	9	2,399
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $76.00	9	2,124
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $77.00	9	1,629
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $78.50	9	1,026
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $79.00	38	3,667
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $79.50	9	729
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $81.00	9	414

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Occidental Petroleum Corp., Expires 05/20/2016, Strike Price $82.00	9	$284
ONEOK, Inc., Expires 05/20/2016, Strike Price $35.00	57	12,968
ONEOK, Inc., Expires 05/20/2016, Strike Price $37.50	22	2,200
ONEOK, Inc., Expires 05/20/2016, Strike Price $40.00	32	960
ONEOK, Inc., Expires 05/20/2016, Strike Price $42.50	64	320
Oracle Corp., Expires 05/06/2016, Strike Price $40.50	14	210
Oracle Corp., Expires 05/27/2016, Strike Price $41.50	14	280
Oracle Corp., Expires 05/27/2016, Strike Price $42.50	14	98
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $40.50	15	300
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $41.00	15	225
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $41.50	15	113
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $42.00	15	113
PayPal Holdings, Inc., Expires 05/06/2016, Strike Price $43.50	15	38
PayPal Holdings, Inc., Expires 05/13/2016, Strike Price $41.50	15	375
PayPal Holdings, Inc., Expires 05/13/2016, Strike Price $42.00	15	263
PayPal Holdings, Inc., Expires 05/13/2016, Strike Price $43.00	15	150
PayPal Holdings, Inc., Expires 05/13/2016, Strike Price $44.00	15	75
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $40.50	75	5,250
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $41.00	15	750
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $42.00	46	1,380
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $43.00	16	320
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $44.00	75	750
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $44.50	16	120
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $46.00	15	75
PayPal Holdings, Inc., Expires 05/20/2016, Strike Price $47.00	16	80
PayPal Holdings, Inc., Expires 05/27/2016, Strike Price $40.50	60	4,800
PepsiCo, Inc., Expires 05/06/2016, Strike Price $104.00	12	360
PepsiCo, Inc., Expires 05/06/2016, Strike Price $105.00	25	238
PepsiCo, Inc., Expires 05/13/2016, Strike Price $106.00	18	225
PepsiCo, Inc., Expires 05/13/2016, Strike Price $107.00	6	30
PepsiCo, Inc., Expires 05/20/2016, Strike Price $106.00	12	252
PepsiCo, Inc., Expires 05/27/2016, Strike Price $107.00	18	306
Perrigo Co. PLC, Expires 05/06/2016, Strike Price $98.00	18	2,430
Perrigo Co. PLC, Expires 05/20/2016, Strike Price $111.00	6	240
Perrigo Co. PLC, Expires 05/20/2016, Strike Price $112.00	36	1,080
Pfizer, Inc., Expires 05/06/2016, Strike Price $34.00	18	81
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $99.00	34	1,496
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $99.50	7	196
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $100.00	7	126
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $104.00	6	78
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $105.00	6	36
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $106.00	26	338
Philip Morris International, Inc., Expires 05/06/2016, Strike Price $107.00	36	468
Philip Morris International, Inc., Expires 05/13/2016, Strike Price $99.50	35	1,943
Philip Morris International, Inc., Expires 05/13/2016, Strike Price $100.00	21	861
Philip Morris International, Inc., Expires 05/13/2016, Strike Price $101.00	7	95
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $99.50	7	567
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $101.00	7	249
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $102.00	25	525
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $103.00	14	133
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $106.00	56	252
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $107.00	60	180
Philip Morris International, Inc., Expires 05/20/2016, Strike Price $108.00	6	18
Phillips 66, Expires 05/20/2016, Strike Price $88.00	14	455
Phillips 66, Expires 05/20/2016, Strike Price $88.50	14	350
Phillips 66, Expires 05/20/2016, Strike Price $89.50	8	160
Phillips 66, Expires 05/20/2016, Strike Price $91.00	14	140
Phillips 66, Expires 05/20/2016, Strike Price $91.50	7	70

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Phillips 66, Expires 05/20/2016, Strike Price $92.00	14	$70
Phillips 66, Expires 05/20/2016, Strike Price $93.00	14	70
Phillips 66, Expires 05/20/2016, Strike Price $93.50	42	210
Phillips 66, Expires 05/20/2016, Strike Price $94.00	14	70
Phillips 66, Expires 05/20/2016, Strike Price $95.00	14	35
Phillips 66, Expires 05/20/2016, Strike Price $96.00	14	35
Phillips 66, Expires 05/20/2016, Strike Price $97.00	7	18
Phillips 66, Expires 05/20/2016, Strike Price $100.00	7	35
Pioneer Natural Resources Co., Expires 05/06/2016, Strike Price $175.00	4	244
Pioneer Natural Resources Co., Expires 05/20/2016, Strike Price $155.00	10	12,700
Pioneer Natural Resources Co., Expires 05/20/2016, Strike Price $172.50	17	5,143
Pioneer Natural Resources Co., Expires 05/27/2016, Strike Price $190.00	12	540
Pioneer Natural Resources Co., Expires 05/27/2016, Strike Price $195.00	4	80
Polish Zloty, Expires 05/24/2016, Strike Price EUR 4.45	50,000,000	153,724
PPL Corp., Expires 05/20/2016, Strike Price $39.00	16	160
Procter & Gamble Co., Expires 05/06/2016, Strike Price $80.50	24	1,032
Procter & Gamble Co., Expires 05/06/2016, Strike Price $81.50	8	72
Procter & Gamble Co., Expires 05/06/2016, Strike Price $84.50	16	24
Procter & Gamble Co., Expires 05/06/2016, Strike Price $85.00	8	8
Procter & Gamble Co., Expires 05/06/2016, Strike Price $85.50	24	24
Procter & Gamble Co., Expires 05/13/2016, Strike Price $81.50	8	200
Procter & Gamble Co., Expires 05/13/2016, Strike Price $82.00	24	384
Procter & Gamble Co., Expires 05/13/2016, Strike Price $83.50	56	280
Procter & Gamble Co., Expires 05/13/2016, Strike Price $84.00	40	100
Procter & Gamble Co., Expires 05/13/2016, Strike Price $84.50	24	60
Procter & Gamble Co., Expires 05/13/2016, Strike Price $85.50	8	16
Procter & Gamble Co., Expires 05/13/2016, Strike Price $86.00	8	16
Procter & Gamble Co., Expires 05/20/2016, Strike Price $82.50	8	176
Procter & Gamble Co., Expires 05/20/2016, Strike Price $83.00	24	312
Procter & Gamble Co., Expires 05/20/2016, Strike Price $83.50	24	192
Procter & Gamble Co., Expires 05/20/2016, Strike Price $84.00	8	40
Procter & Gamble Co., Expires 05/20/2016, Strike Price $85.50	8	8
Procter & Gamble Co., Expires 05/20/2016, Strike Price $86.00	8	8
Procter & Gamble Co., Expires 05/27/2016, Strike Price $82.50	5	145
Prudential Financial, Inc., Expires 05/20/2016, Strike Price $80.00	8	936
Prudential Financial, Inc., Expires 05/20/2016, Strike Price $82.50	72	3,924
Prudential Financial, Inc., Expires 05/20/2016, Strike Price $85.00	56	868
PulteGroup, Inc., Expires 05/06/2016, Strike Price $19.50	40	100
PulteGroup, Inc., Expires 05/20/2016, Strike Price $19.00	20	440
PVH Corp., Expires 05/20/2016, Strike Price $100.00	52	3,900
QUALCOMM, Inc., Expires 05/06/2016, Strike Price $52.50	11	99
QUALCOMM, Inc., Expires 05/06/2016, Strike Price $54.00	12	18
QUALCOMM, Inc., Expires 05/06/2016, Strike Price $55.00	12	18
QUALCOMM, Inc., Expires 05/06/2016, Strike Price $56.00	24	36
QUALCOMM, Inc., Expires 05/06/2016, Strike Price $56.50	4	6
QUALCOMM, Inc., Expires 05/13/2016, Strike Price $53.50	11	88
QUALCOMM, Inc., Expires 05/13/2016, Strike Price $54.00	11	55
QUALCOMM, Inc., Expires 05/13/2016, Strike Price $54.50	12	36
QUALCOMM, Inc., Expires 05/13/2016, Strike Price $55.50	12	24
QUALCOMM, Inc., Expires 05/20/2016, Strike Price $52.50	11	363
QUALCOMM, Inc., Expires 05/20/2016, Strike Price $53.00	22	528
QUALCOMM, Inc., Expires 05/20/2016, Strike Price $53.50	22	374
Red Hat, Inc., Expires 05/20/2016, Strike Price $77.50	8	240
Red Hat, Inc., Expires 05/20/2016, Strike Price $80.00	8	80
Red Hat, Inc., Expires 05/20/2016, Strike Price $82.50	8	40
Reynolds American, Inc., Expires 05/20/2016, Strike Price $52.50	13	130
Royal Caribbean Cruises Ltd., Expires 05/20/2016, Strike Price $80.00	9	1,445
Royal Caribbean Cruises Ltd., Expires 05/20/2016, Strike Price $82.50	16	1,424

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Royal Caribbean Cruises Ltd., Expires 05/20/2016, Strike Price $85.00	5	$243
Russell 2000 Index, Expires 06/17/2016, Strike Price $1060.00	1,000	8,020,000
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $78.50	16	3,280
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $79.00	8	1,480
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $79.50	9	1,575
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $80.00	8	1,256
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $80.50	1	142
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $81.50	16	1,744
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $84.00	8	496
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $86.00	9	324
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $87.00	1	28
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $87.50	1	24
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $88.00	24	480
Salesforce.com, Inc., Expires 05/20/2016, Strike Price $90.00	8	88
Salesforce.com, Inc., Expires 05/27/2016, Strike Price $90.00	8	120
Schlumberger Ltd., Expires 05/06/2016, Strike Price $79.50	8	1,300
Schlumberger Ltd., Expires 05/06/2016, Strike Price $80.00	8	1,052
Schlumberger Ltd., Expires 05/06/2016, Strike Price $81.50	10	630
Schlumberger Ltd., Expires 05/06/2016, Strike Price $82.00	17	816
Schlumberger Ltd., Expires 05/06/2016, Strike Price $82.50	24	840
Schlumberger Ltd., Expires 05/06/2016, Strike Price $83.00	16	368
Schlumberger Ltd., Expires 05/06/2016, Strike Price $83.50	8	128
Schlumberger Ltd., Expires 05/06/2016, Strike Price $84.00	24	264
Schlumberger Ltd., Expires 05/13/2016, Strike Price $81.50	8	780
Schlumberger Ltd., Expires 05/13/2016, Strike Price $84.50	8	192
Schlumberger Ltd., Expires 05/13/2016, Strike Price $85.00	8	144
Schlumberger Ltd., Expires 05/20/2016, Strike Price $80.50	8	1,432
Schlumberger Ltd., Expires 05/20/2016, Strike Price $82.50	8	688
Schlumberger Ltd., Expires 05/20/2016, Strike Price $83.50	10	620
Schlumberger Ltd., Expires 05/20/2016, Strike Price $85.00	1	30
Schlumberger Ltd., Expires 05/27/2016, Strike Price $88.00	8	96
Schlumberger Ltd., Expires 05/27/2016, Strike Price $89.00	8	64
Schlumberger Ltd., Expires 05/27/2016, Strike Price $90.00	16	80
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $17.50	59	210,335
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $17.75	61	177,205
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $18.00	70	164,850
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $18.25	141	267,900
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $18.50	255	392,700
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $18.75	160	199,200
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $19.00	107	107,535
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $19.25	20	19,431
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $19.50	15	12,492
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $19.75	15	10,317
Silver Future, July 2016 Settlement, Expires 06/27/2016, Strike Price $18.50	175	494,375
Simon Property Group, Inc., Expires 05/20/2016, Strike Price $220.00	6	21
Skyworks Solutions, Inc., Expires 05/20/2016, Strike Price $80.50	8	60
Skyworks Solutions, Inc., Expires 05/20/2016, Strike Price $84.00	1	5
Skyworks Solutions, Inc., Expires 05/20/2016, Strike Price $88.00	8	100
Southwest Airlines Co., Expires 05/06/2016, Strike Price $49.50	13	163
Southwest Airlines Co., Expires 05/06/2016, Strike Price $50.00	13	163
Southwest Airlines Co., Expires 05/06/2016, Strike Price $51.00	26	325
Southwest Airlines Co., Expires 05/06/2016, Strike Price $51.50	26	325
Southwest Airlines Co., Expires 05/06/2016, Strike Price $52.00	13	163
Southwest Airlines Co., Expires 05/06/2016, Strike Price $53.00	26	325
Southwest Airlines Co., Expires 05/20/2016, Strike Price $46.00	26	1,690
Southwest Airlines Co., Expires 05/20/2016, Strike Price $46.50	13	650
Southwest Airlines Co., Expires 05/20/2016, Strike Price $47.00	12	480
Southwest Airlines Co., Expires 05/20/2016, Strike Price $48.00	78	1,560

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Southwest Airlines Co., Expires 05/20/2016, Strike Price $51.50	13	$98
Southwest Airlines Co., Expires 05/20/2016, Strike Price $53.50	26	260
Southwest Airlines Co., Expires 05/20/2016, Strike Price $54.00	13	130
Southwest Airlines Co., Expires 05/20/2016, Strike Price $54.50	13	130
Southwest Airlines Co., Expires 05/27/2016, Strike Price $46.00	26	2,080
Southwest Airlines Co., Expires 05/27/2016, Strike Price $47.00	52	2,600
Southwest Airlines Co., Expires 05/27/2016, Strike Price $48.00	77	2,310
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $990.00	100	244,375
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1000.00	125	260,937
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1010.00	440	778,250
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1020.00	440	651,750
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1030.00	385	476,438
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1040.00	360	369,000
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1050.00	360	303,750
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1060.00	380	261,250
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1070.00	340	193,375
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1080.00	360	166,500
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1090.00	25	9,375
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1100.00	25	7,813
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1110.00	25	6,406
Soybean Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $1000.00	75	197,344
Soybean Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $1020.00	175	261,972
Spectra Energy Corp., Expires 05/20/2016, Strike Price $32.00	20	750
Starbucks Corp., Expires 05/06/2016, Strike Price $57.00	20	480
Starbucks Corp., Expires 05/13/2016, Strike Price $57.50	20	700
Starbucks Corp., Expires 05/13/2016, Strike Price $58.50	10	130
Starbucks Corp., Expires 05/20/2016, Strike Price $58.00	20	700
Starbucks Corp., Expires 05/20/2016, Strike Price $58.50	10	230
Starbucks Corp., Expires 05/27/2016, Strike Price $58.00	10	450
Starbucks Corp., Expires 05/27/2016, Strike Price $58.50	20	700
Starbucks Corp., Expires 05/27/2016, Strike Price $59.50	10	170
Starbucks Corp., Expires 05/27/2016, Strike Price $60.00	10	120
Starbucks Corp., Expires 05/27/2016, Strike Price $60.50	10	80
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/06/2016, Strike Price $84.00	14	458
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/06/2016, Strike Price $84.50	7	170
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $82.50	40	4,760
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $83.00	24	2,244
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $83.50	16	1,200
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $84.00	16	936
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $84.50	24	1,056
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $85.50	24	588
Starwood Hotels & Resorts Worldwide, Inc., Expires 05/20/2016, Strike Price $86.00	41	738
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.25	60	77,952
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.50	240	255,360
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.75	160	137,984
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $16.00	320	215,040
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $16.25	480	247,296
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $16.50	535	203,728
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $16.75	485	135,800
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $17.00	500	100,800
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $17.25	350	50,960
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $17.50	40	4,032
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $16.50	100	72,800
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $16.75	80	49,280
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $17.00	60	31,584
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $17.25	60	25,594
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $17.50	80	29,123
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $17.75	20	6,048
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $18.00	40	10,194

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
SunTrust Banks, Inc., Expires 05/20/2016, Strike Price $44.00	14	$280
Synchrony Financial, Expires 05/20/2016, Strike Price $32.00	38	760
Target Corp., Expires 05/06/2016, Strike Price $81.00	7	189
Target Corp., Expires 05/06/2016, Strike Price $81.50	7	133
Target Corp., Expires 05/20/2016, Strike Price $83.50	7	259
Tesoro Corp., Expires 05/06/2016, Strike Price $95.50	4	14
Tesoro Corp., Expires 05/06/2016, Strike Price $97.00	8	32
Tesoro Corp., Expires 05/13/2016, Strike Price $91.50	8	196
Tesoro Corp., Expires 05/13/2016, Strike Price $93.00	15	263
Tesoro Corp., Expires 05/13/2016, Strike Price $93.50	15	210
Tesoro Corp., Expires 05/13/2016, Strike Price $94.00	7	112
Tesoro Corp., Expires 05/13/2016, Strike Price $97.00	7	74
Tesoro Corp., Expires 05/20/2016, Strike Price $88.50	8	516
Tesoro Corp., Expires 05/20/2016, Strike Price $91.00	8	308
Tesoro Corp., Expires 05/20/2016, Strike Price $92.00	7	217
Tesoro Corp., Expires 05/20/2016, Strike Price $92.50	7	196
Tesoro Corp., Expires 05/20/2016, Strike Price $93.00	22	550
Tesoro Corp., Expires 05/20/2016, Strike Price $93.50	7	161
Tesoro Corp., Expires 05/20/2016, Strike Price $94.00	15	300
Tesoro Corp., Expires 05/20/2016, Strike Price $94.50	7	126
Tesoro Corp., Expires 05/20/2016, Strike Price $95.50	11	160
Tesoro Corp., Expires 05/20/2016, Strike Price $97.50	5	48
Tesoro Corp., Expires 05/20/2016, Strike Price $100.00	8	52
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $62.00	20	70
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $62.50	11	28
Texas Instruments, Inc., Expires 05/06/2016, Strike Price $63.00	11	127
Texas Instruments, Inc., Expires 05/13/2016, Strike Price $61.50	9	41
Texas Instruments, Inc., Expires 05/13/2016, Strike Price $62.00	11	39
Texas Instruments, Inc., Expires 05/13/2016, Strike Price $62.50	22	55
Texas Instruments, Inc., Expires 05/13/2016, Strike Price $63.00	22	121
Texas Instruments, Inc., Expires 05/13/2016, Strike Price $64.00	11	72
Texas Instruments, Inc., Expires 05/20/2016, Strike Price $59.00	20	900
Texas Instruments, Inc., Expires 05/27/2016, Strike Price $59.00	10	550
Textron, Inc., Expires 05/20/2016, Strike Price $44.00	16	88
Tiffany & Co., Expires 05/06/2016, Strike Price $75.00	9	45
Tiffany & Co., Expires 05/20/2016, Strike Price $73.50	8	488
Tiffany & Co., Expires 05/20/2016, Strike Price $74.00	8	392
Tiffany & Co., Expires 05/20/2016, Strike Price $76.50	1	12
Tiffany & Co., Expires 05/20/2016, Strike Price $77.00	1	9
Tiffany & Co., Expires 05/20/2016, Strike Price $78.50	18	63
Time Warner, Inc., Expires 05/06/2016, Strike Price $77.50	8	816
Time Warner, Inc., Expires 05/06/2016, Strike Price $78.50	8	608
Time Warner, Inc., Expires 05/06/2016, Strike Price $79.50	8	452
Time Warner, Inc., Expires 05/06/2016, Strike Price $80.00	8	384
Time Warner, Inc., Expires 05/06/2016, Strike Price $81.00	16	552
Time Warner, Inc., Expires 05/06/2016, Strike Price $84.00	8	132
Time Warner, Inc., Expires 05/06/2016, Strike Price $86.00	8	72
Time Warner, Inc., Expires 05/20/2016, Strike Price $78.00	8	992
Time Warner, Inc., Expires 05/20/2016, Strike Price $80.50	16	1,000
Time Warner, Inc., Expires 05/20/2016, Strike Price $81.50	18	855
Turkish Lira, Expires 05/12/2016, Strike Price $2.85	100,000,000	191,800
Twenty First Century Fox, Inc., Expires 05/20/2016, Strike Price $32.00	140	3,850
Twenty First Century Fox, Inc., Expires 05/20/2016, Strike Price $33.00	60	600
Twenty First Century Fox, Inc., Expires 05/20/2016, Strike Price $34.00	20	50
Tyson Foods, Inc., Expires 05/06/2016, Strike Price $64.50	12	2,070
Tyson Foods, Inc., Expires 05/13/2016, Strike Price $69.50	9	585
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $65.50	10	2,450
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $70.00	10	750

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $70.50	10	$650
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $72.00	20	800
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $73.00	10	275
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $74.00	2	40
Tyson Foods, Inc., Expires 05/20/2016, Strike Price $75.50	9	68
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $129.75	75	41,016
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $130.00	150	60,937
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $130.25	150	42,187
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $130.50	50	10,156
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $130.75	100	14,062
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $130.00	50	25,781
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $130.25	75	29,297
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $130.50	75	22,266
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $130.75	75	16,406
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $131.00	50	8,594
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $131.25	25	3,086
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $129.75	25	18,750
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $130.00	425	258,984
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $130.25	250	121,094
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $130.50	354	138,281
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $130.75	175	54,688
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $131.00	225	56,250
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $131.25	75	15,234
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $131.50	50	8,125
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $164.00	25	16,016
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $164.50	25	12,109
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $165.00	25	8,594
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $165.50	25	6,250
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $166.00	25	4,687
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $164.00	75	54,570
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $164.50	80	62,500
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $165.00	75	48,047
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $165.50	50	21,015
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $166.00	75	31,641
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $164.00	445	549,297
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $164.50	300	314,063
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $165.00	450	400,781
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $165.50	225	168,750
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $166.00	350	224,219
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $166.50	150	79,688
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $167.00	75	33,984
Ulta Salon Cosmetics & Fragrance, Inc., Expires 05/20/2016, Strike Price $220.00	6	210
Ulta Salon Cosmetics & Fragrance, Inc., Expires 05/20/2016, Strike Price $230.00	3	8
Under Armour, Inc., Expires 05/06/2016, Strike Price $45.00	13	520
Under Armour, Inc., Expires 05/06/2016, Strike Price $45.50	26	650
Under Armour, Inc., Expires 05/13/2016, Strike Price $46.00	25	875
Under Armour, Inc., Expires 05/13/2016, Strike Price $46.50	26	650
Under Armour, Inc., Expires 05/20/2016, Strike Price $45.50	13	910
Under Armour, Inc., Expires 05/20/2016, Strike Price $46.00	39	2,145
Under Armour, Inc., Expires 05/20/2016, Strike Price $47.50	39	975
Under Armour, Inc., Expires 05/20/2016, Strike Price $49.00	26	260
Under Armour, Inc., Expires 05/27/2016, Strike Price $46.00	26	1,820
Under Armour, Inc., Expires 05/27/2016, Strike Price $47.00	26	1,170
Union Pacific Corp., Expires 05/06/2016, Strike Price $87.50	8	876
Union Pacific Corp., Expires 05/20/2016, Strike Price $85.50	1	318
Union Pacific Corp., Expires 05/20/2016, Strike Price $88.50	8	1,204
Union Pacific Corp., Expires 05/20/2016, Strike Price $95.00	7	98
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $48.00	12	396

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $59.00	11	$182
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $60.50	44	726
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $61.00	11	182
United Continental Holdings, Inc., Expires 05/06/2016, Strike Price $61.50	11	182
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $48.00	76	6,916
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $48.50	24	1,704
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $49.00	12	756
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $50.50	33	1,056
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $51.50	5	100
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $52.50	13	156
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $58.50	11	88
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $59.50	11	72
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $61.50	22	110
United Continental Holdings, Inc., Expires 05/20/2016, Strike Price $62.00	11	55
United Continental Holdings, Inc., Expires 05/27/2016, Strike Price $49.50	12	804
United Continental Holdings, Inc., Expires 05/27/2016, Strike Price $54.00	8	88
United Parcel Service, Inc., Expires 05/06/2016, Strike Price $110.00	6	36
United Parcel Service, Inc., Expires 05/20/2016, Strike Price $114.00	6	63
United Rentals, Inc., Expires 05/06/2016, Strike Price $70.00	9	270
United Rentals, Inc., Expires 05/13/2016, Strike Price $71.00	6	330
United Rentals, Inc., Expires 05/20/2016, Strike Price $71.00	18	1,350
United Rentals, Inc., Expires 05/27/2016, Strike Price $69.50	18	2,700
United Rentals, Inc., Expires 05/27/2016, Strike Price $70.50	18	1,980
United Rentals, Inc., Expires 05/27/2016, Strike Price $71.00	18	1,800
United Rentals, Inc., Expires 05/27/2016, Strike Price $71.50	18	1,620
United Rentals, Inc., Expires 05/27/2016, Strike Price $72.00	18	1,350
United Rentals, Inc., Expires 05/27/2016, Strike Price $75.50	27	405
United Technologies Corp., Expires 05/13/2016, Strike Price $107.00	6	222
United Technologies Corp., Expires 05/20/2016, Strike Price $108.00	1	33
United Technologies Corp., Expires 05/20/2016, Strike Price $109.00	6	114
United Technologies Corp., Expires 05/20/2016, Strike Price $110.00	6	66
United Technologies Corp., Expires 05/20/2016, Strike Price $111.00	6	48
United Technologies Corp., Expires 05/20/2016, Strike Price $112.00	6	30
United Technologies Corp., Expires 05/27/2016, Strike Price $108.00	10	400
UnitedHealth Group, Inc., Expires 05/06/2016, Strike Price $135.00	5	180
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $132.00	10	2,335
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $133.00	10	1,830
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $134.00	10	1,380
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $135.00	10	1,040
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $136.00	5	375
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $137.00	10	530
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $138.00	5	183
UnitedHealth Group, Inc., Expires 05/20/2016, Strike Price $141.00	5	60
Valero Energy Corp., Expires 05/06/2016, Strike Price $61.00	20	1,000
Valero Energy Corp., Expires 05/06/2016, Strike Price $61.50	20	740
Valero Energy Corp., Expires 05/06/2016, Strike Price $62.00	10	260
Valero Energy Corp., Expires 05/06/2016, Strike Price $64.50	10	65
Valero Energy Corp., Expires 05/06/2016, Strike Price $65.00	10	40
Valero Energy Corp., Expires 05/06/2016, Strike Price $66.00	10	20
Valero Energy Corp., Expires 05/06/2016, Strike Price $68.00	10	60
Valero Energy Corp., Expires 05/20/2016, Strike Price $61.00	10	1,040
Valero Energy Corp., Expires 05/20/2016, Strike Price $62.50	20	1,250
Valero Energy Corp., Expires 05/20/2016, Strike Price $63.00	10	515
Valero Energy Corp., Expires 05/20/2016, Strike Price $63.50	3	123
Valero Energy Corp., Expires 05/20/2016, Strike Price $64.50	10	280
Valero Energy Corp., Expires 05/20/2016, Strike Price $66.00	3	44
Valero Energy Corp., Expires 05/20/2016, Strike Price $66.50	3	35
Valero Energy Corp., Expires 05/20/2016, Strike Price $67.50	3	23

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Valero Energy Corp., Expires 05/20/2016, Strike Price $70.00	10	$30
Verizon Communications, Inc., Expires 05/06/2016, Strike Price $51.50	12	192
Verizon Communications, Inc., Expires 05/13/2016, Strike Price $52.00	12	204
Verizon Communications, Inc., Expires 05/20/2016, Strike Price $54.50	1	3
Viacom, Inc., Expires 05/06/2016, Strike Price $45.00	44	550
Viacom, Inc., Expires 05/20/2016, Strike Price $46.50	15	188
Viacom, Inc., Expires 05/20/2016, Strike Price $48.00	15	75
Viacom, Inc., Expires 05/20/2016, Strike Price $48.50	15	75
Visa, Inc., Expires 05/06/2016, Strike Price $78.50	48	1,776
Visa, Inc., Expires 05/06/2016, Strike Price $79.00	8	184
Visa, Inc., Expires 05/06/2016, Strike Price $79.50	24	432
Visa, Inc., Expires 05/06/2016, Strike Price $80.00	16	144
Visa, Inc., Expires 05/06/2016, Strike Price $80.50	8	48
Visa, Inc., Expires 05/06/2016, Strike Price $83.50	16	64
Visa, Inc., Expires 05/06/2016, Strike Price $84.00	8	36
Visa, Inc., Expires 05/06/2016, Strike Price $84.50	16	136
Visa, Inc., Expires 05/06/2016, Strike Price $85.00	69	173
Visa, Inc., Expires 05/06/2016, Strike Price $86.00	32	256
Visa, Inc., Expires 05/13/2016, Strike Price $79.00	16	784
Visa, Inc., Expires 05/13/2016, Strike Price $79.50	16	624
Visa, Inc., Expires 05/13/2016, Strike Price $80.00	8	216
Visa, Inc., Expires 05/13/2016, Strike Price $81.50	16	168
Visa, Inc., Expires 05/13/2016, Strike Price $82.00	8	52
Visa, Inc., Expires 05/13/2016, Strike Price $82.50	16	80
Visa, Inc., Expires 05/20/2016, Strike Price $80.00	8	368
Visa, Inc., Expires 05/20/2016, Strike Price $80.50	16	576
Visa, Inc., Expires 05/20/2016, Strike Price $81.00	10	260
Visa, Inc., Expires 05/20/2016, Strike Price $81.50	16	304
Visa, Inc., Expires 05/20/2016, Strike Price $82.00	8	112
Visa, Inc., Expires 05/20/2016, Strike Price $83.00	8	64
Visa, Inc., Expires 05/20/2016, Strike Price $86.50	8	20
Visa, Inc., Expires 05/20/2016, Strike Price $87.00	8	20
Visa, Inc., Expires 05/27/2016, Strike Price $80.00	8	448
Walgreens Boots Alliance, Inc., Expires 05/06/2016, Strike Price $80.00	16	832
Walgreens Boots Alliance, Inc., Expires 05/20/2016, Strike Price $81.50	8	400
Walgreens Boots Alliance, Inc., Expires 05/20/2016, Strike Price $82.00	8	328
Walgreens Boots Alliance, Inc., Expires 05/20/2016, Strike Price $83.00	8	160
Walgreens Boots Alliance, Inc., Expires 05/20/2016, Strike Price $84.00	16	200
Walgreens Boots Alliance, Inc., Expires 05/20/2016, Strike Price $85.00	16	96
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $69.00	45	2,025
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $69.50	18	576
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $70.50	54	864
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $71.00	27	324
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $71.50	18	126
Wal-Mart Stores, Inc., Expires 05/20/2016, Strike Price $72.00	18	90
Wal-Mart Stores, Inc., Expires 05/27/2016, Strike Price $69.50	18	702
Wal-Mart Stores, Inc., Expires 05/27/2016, Strike Price $72.00	36	288
Walt Disney Co., Expires 05/06/2016, Strike Price $104.00	6	399
Walt Disney Co., Expires 05/06/2016, Strike Price $105.00	12	408
Walt Disney Co., Expires 05/06/2016, Strike Price $106.00	18	288
Walt Disney Co., Expires 05/06/2016, Strike Price $107.00	30	225
Walt Disney Co., Expires 05/13/2016, Strike Price $107.00	48	3,600
Walt Disney Co., Expires 05/13/2016, Strike Price $108.00	6	324
Walt Disney Co., Expires 05/13/2016, Strike Price $109.00	18	684
Walt Disney Co., Expires 05/13/2016, Strike Price $110.00	12	312
Walt Disney Co., Expires 05/13/2016, Strike Price $111.00	96	1,680
Walt Disney Co., Expires 05/13/2016, Strike Price $112.00	30	360
Walt Disney Co., Expires 05/13/2016, Strike Price $113.00	24	168

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Walt Disney Co., Expires 05/13/2016, Strike Price $114.00	12	$60
Walt Disney Co., Expires 05/20/2016, Strike Price $107.00	18	1,602
Walt Disney Co., Expires 05/20/2016, Strike Price $108.00	24	1,584
Walt Disney Co., Expires 05/20/2016, Strike Price $109.00	6	282
Walt Disney Co., Expires 05/20/2016, Strike Price $110.00	12	408
Walt Disney Co., Expires 05/20/2016, Strike Price $111.00	12	276
Walt Disney Co., Expires 05/20/2016, Strike Price $112.00	18	288
Walt Disney Co., Expires 05/20/2016, Strike Price $113.00	12	132
Walt Disney Co., Expires 05/20/2016, Strike Price $115.00	6	36
Walt Disney Co., Expires 05/27/2016, Strike Price $107.00	6	630
Walt Disney Co., Expires 05/27/2016, Strike Price $112.00	18	324
Walt Disney Co., Expires 05/27/2016, Strike Price $115.00	60	360
Wells Fargo & Co., Expires 05/06/2016, Strike Price $51.00	12	120
Wells Fargo & Co., Expires 05/20/2016, Strike Price $51.50	12	252
Wells Fargo & Co., Expires 05/20/2016, Strike Price $52.00	12	132
Wells Fargo & Co., Expires 05/20/2016, Strike Price $52.50	1	7
Wells Fargo & Co., Expires 05/27/2016, Strike Price $51.50	12	336
Welltower, Inc., Expires 05/20/2016, Strike Price $72.50	33	660
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $475.00	100	97,500
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $480.00	200	166,250
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $495.00	500	250,000
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $500.00	500	209,375
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $505.00	525	183,750
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $510.00	525	154,219
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $515.00	500	121,875
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $520.00	525	108,281
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $525.00	325	54,844
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $530.00	275	39,531
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $535.00	195	23,156
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $540.00	125	12,500
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $550.00	100	7,500
Wheat Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $470.00	1,000	1,462,500
Wheat Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $480.00	100	120,000
Whirlpool Corp., Expires 05/06/2016, Strike Price $180.00	4	176
Whirlpool Corp., Expires 05/06/2016, Strike Price $182.50	4	80
Whirlpool Corp., Expires 05/20/2016, Strike Price $180.00	8	1,272
Whirlpool Corp., Expires 05/20/2016, Strike Price $185.00	4	240
Whole Foods Market, Inc., Expires 05/06/2016, Strike Price $30.00	19	1,634
Whole Foods Market, Inc., Expires 05/06/2016, Strike Price $32.50	19	437
Whole Foods Market, Inc., Expires 05/06/2016, Strike Price $33.00	19	323
Whole Foods Market, Inc., Expires 05/13/2016, Strike Price $30.00	19	1,729
Whole Foods Market, Inc., Expires 05/20/2016, Strike Price $30.00	19	1,767
Whole Foods Market, Inc., Expires 05/20/2016, Strike Price $32.50	19	551
Whole Foods Market, Inc., Expires 05/27/2016, Strike Price $32.50	1	33
Whole Foods Market, Inc., Expires 05/27/2016, Strike Price $33.00	38	988
Whole Foods Market, Inc., Expires 05/27/2016, Strike Price $33.50	19	380
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $41.50	400	1,900,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $42.00	375	1,620,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $42.50	375	1,466,250
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $43.00	350	1,228,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $43.50	370	1,154,400
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $44.00	415	1,145,400
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $44.50	370	895,400
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $45.00	400	840,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $45.50	500	905,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $46.00	475	731,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $46.50	475	622,250
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $47.00	475	527,250

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $47.50	422	$392,460
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $48.00	450	346,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $48.50	320	204,800
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $49.00	68	36,040
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $91.00	7	2,240
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $91.50	35	10,325
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $100.00	28	2,506
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $102.00	7	466
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $106.00	7	245
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $107.00	7	221
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $109.00	7	168
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $110.00	7	154
Wynn Resorts Ltd., Expires 05/20/2016, Strike Price $112.00	7	88
Wynn Resorts Ltd., Expires 05/27/2016, Strike Price $91.50	63	20,790
Wynn Resorts Ltd., Expires 05/27/2016, Strike Price $92.00	35	11,025
Xilinx, Inc., Expires 05/13/2016, Strike Price $49.50	28	504
Xilinx, Inc., Expires 05/13/2016, Strike Price $50.00	27	324
Xilinx, Inc., Expires 05/13/2016, Strike Price $50.50	14	168
Xilinx, Inc., Expires 05/13/2016, Strike Price $51.00	28	336
Xilinx, Inc., Expires 05/13/2016, Strike Price $51.50	28	70
Xilinx, Inc., Expires 05/20/2016, Strike Price $45.50	14	224
Xilinx, Inc., Expires 05/20/2016, Strike Price $50.50	1	5
Xilinx, Inc., Expires 05/27/2016, Strike Price $45.00	28	952
Yahoo!, Inc., Expires 05/06/2016, Strike Price $37.00	32	1,984
Yahoo!, Inc., Expires 05/06/2016, Strike Price $37.50	10	460
Yahoo!, Inc., Expires 05/06/2016, Strike Price $38.00	16	496
Yahoo!, Inc., Expires 05/06/2016, Strike Price $39.00	16	240
Yahoo!, Inc., Expires 05/06/2016, Strike Price $39.50	9	72
Yahoo!, Inc., Expires 05/20/2016, Strike Price $38.00	64	4,608
Yahoo!, Inc., Expires 05/20/2016, Strike Price $38.50	37	2,146
Yahoo!, Inc., Expires 05/20/2016, Strike Price $39.00	16	656
Yahoo!, Inc., Expires 05/20/2016, Strike Price $39.50	16	496
Yahoo!, Inc., Expires 05/20/2016, Strike Price $40.00	39	1,014
Yahoo!, Inc., Expires 05/20/2016, Strike Price $41.00	32	416
Yahoo!, Inc., Expires 05/20/2016, Strike Price $42.00	16	112
Yahoo!, Inc., Expires 05/20/2016, Strike Price $42.50	16	80
Yum Brands, Inc., Expires 05/06/2016, Strike Price $82.00	12	288
Yum Brands, Inc., Expires 05/20/2016, Strike Price $83.00	32	2,176
Yum Brands, Inc., Expires 05/20/2016, Strike Price $83.50	8	448
Yum Brands, Inc., Expires 05/20/2016, Strike Price $84.00	8	376
Yum Brands, Inc., Expires 05/20/2016, Strike Price $84.50	8	312
Yum Brands, Inc., Expires 05/20/2016, Strike Price $85.50	17	425
Yum Brands, Inc., Expires 05/20/2016, Strike Price $86.50	2	36
Yum Brands, Inc., Expires 05/20/2016, Strike Price $88.50	8	56
Yum Brands, Inc., Expires 05/27/2016, Strike Price $91.00	8	56

TOTAL CALL OPTIONS (Premiums Received $81,182,396)		103,809,350

PUT OPTIONS
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $72.50	225	6,750
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $73.00	400	20,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $73.50	450	36,000
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $74.00	475	61,750
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $74.50	510	107,100
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $75.00	610	201,300
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $75.50	625	312,500
Australian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $76.00	275	200,750
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $72.50	125	32,500

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $73.00	150	$49,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $73.50	250	107,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $74.00	275	148,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $74.50	150	102,000
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $75.00	200	170,000
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $75.50	250	262,500
Australian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $76.00	75	96,000
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $137.00	325	2,031
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $137.50	350	2,187
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $138.00	465	2,906
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $138.50	375	2,344
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $139.00	440	2,750
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $139.50	675	4,219
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $140.00	504	3,150
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $140.50	525	3,281
British Pound Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $141.00	132	825
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $136.50	75	2,812
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $137.00	50	2,187
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $137.50	75	3,750
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $138.00	75	4,687
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $138.50	400	30,000
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $139.00	500	43,750
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $139.50	125	13,281
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $140.00	100	13,125
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $140.50	25	3,906
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $141.00	25	4,844
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $141.50	50	11,562
British Pound Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $142.00	25	6,875
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $73.50	20	100
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $74.00	20	100
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $74.50	60	300
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $75.00	155	775
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $75.50	356	1,780
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $76.00	530	2,650
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $76.50	540	5,400
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.00	529	7,935
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $77.50	234	7,020
Canadian Dollar Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $78.00	326	19,560
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $74.50	60	2,400
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $75.00	135	8,100
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $75.50	210	16,800
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $76.00	285	31,350
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $76.50	295	44,250
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $77.00	285	59,850
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $77.50	400	116,000
Canadian Dollar Future, June 2016 Settlement, Expires 06/03/2016, Strike Price $78.00	450	180,000
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4220.00	120	110,400
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4230.00	140	141,400
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4240.00	150	175,500
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4260.00	160	241,600
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4270.00	150	271,350
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4275.00	110	211,420
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4340.00	40	160,000
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4350.00	40	178,400
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4360.00	40	199,800
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4370.00	40	223,600
CBOE Nasdaq 100 Index, Expires 05/06/2016, Strike Price $4380.00	40	247,000
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2025.00	125	31,250

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2030.00	125	$36,250
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2035.00	150	42,750
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2040.00	250	110,000
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2060.00	125	108,750
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2065.00	275	290,125
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2070.00	325	417,625
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2075.00	175	269,500
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2080.00	224	411,040
CBOE S&P 500 Index, Expires 05/04/2016, Strike Price $2085.00	100	216,000
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2020.00	176	77,440
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2025.00	250	121,250
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2030.00	225	121,500
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2035.00	300	192,000
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2065.00	175	256,375
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2070.00	175	294,875
CBOE S&P 500 Index, Expires 05/06/2016, Strike Price $2075.00	225	435,375
CBOE Volatility Index, Expires 05/18/2016, Strike Price $18.00	935	208,038
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2700.00	20	200
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2750.00	180	1,800
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2800.00	300	3,000
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2850.00	320	3,200
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $2900.00	70	700
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3050.00	10	100
Cocoa Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $3100.00	10	400
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $2950.00	10	1,000
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $3000.00	10	1,600
Cocoa Future, July 2016 Settlement, Expires 06/03/2016, Strike Price $3050.00	10	2,400
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $115.00	141	29,081
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $117.50	220	92,400
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $120.00	260	200,850
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $122.50	60	76,500
Coffee ‘C’ Future, June 2016 Settlement, Expires 05/13/2016, Strike Price $125.00	19	36,052
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $335.00	100	625
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $340.00	250	1,562
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $345.00	384	2,400
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $350.00	475	5,937
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $355.00	500	9,375
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $360.00	703	21,969
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $365.00	800	40,000
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $370.00	450	39,375
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $375.00	450	61,875
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $380.00	425	90,312
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $385.00	825	252,656
Corn Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $390.00	260	114,108
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $360.00	425	66,406
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $365.00	550	116,875
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $370.00	340	95,625
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $375.00	480	177,000
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $380.00	170	81,852
Corn Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $385.00	240	142,500
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $56.00	40	1,800
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $57.00	100	6,500
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $58.00	180	18,000
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $59.00	310	46,500
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $60.00	405	91,125
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $61.00	493	162,690
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $62.00	485	232,800
Cotton No.2 Future, July 2016 Settlement, Expires 06/10/2016, Strike Price $63.00	340	226,100

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
DAX Index, Expires 05/06/2016, Strike Price EUR 9900.00	300	$90,173
DAX Index, Expires 05/06/2016, Strike Price EUR 9950.00	300	112,502
DAX Index, Expires 05/06/2016, Strike Price EUR 10000.00	300	139,468
DAX Index, Expires 05/06/2016, Strike Price EUR 10050.00	300	172,102
DAX Index, Expires 05/06/2016, Strike Price EUR 10100.00	130	91,473
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.105	25	156
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.110	125	1,562
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.115	400	7,500
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.120	595	14,875
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.125	597	29,850
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.130	220	22,000
Euro Fx Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $1.135	325	65,000
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.105	125	3,125
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.110	175	6,562
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.115	125	7,812
Euro Fx Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $1.120	50	5,000
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 2925.00	50	5,783
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 2950.00	1,500	255,920
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 2975.00	950	233,878
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 3000.00	1,500	520,428
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 3025.00	1,500	717,950
Euro Stoxx 50 Index, Expires 05/06/2016, Strike Price EUR 3050.00	875	562,079
Euro Stoxx 50 Index, Expires 05/13/2016, Strike Price EUR 2925.00	250	68,131
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 159.50	309	74,303
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 160.00	451	149,762
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 160.50	400	183,209
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 161.00	495	306,073
Euro-Bund Future, June 2016 Settlement, Expires 05/26/2016, Strike Price EUR 161.50	100	82,444
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6050.00	300	164,380
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6075.00	350	217,347
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6100.00	300	208,215
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6125.00	320	250,150
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6150.00	350	309,400
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6175.00	300	298,076
FTSE 100 Index, Expires 05/20/2016, Strike Price GBP 6200.00	280	312,979
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1190.00	75	9,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1195.00	175	24,500
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1200.00	280	47,600
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1205.00	125	25,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1210.00	225	51,750
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1215.00	250	67,500
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1220.00	200	66,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1225.00	775	302,250
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1230.00	185	85,100
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1235.00	220	121,000
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1240.00	180	115,200
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1250.00	275	241,142
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1255.00	300	303,087
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1260.00	250	291,198
Gold 100 Oz. Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1265.00	250	335,448
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $87.00	25	156
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $87.50	50	312
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $88.00	225	2,812
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $88.50	300	3,750
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $89.00	450	8,438
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $89.50	330	8,250
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $90.00	455	17,063
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $90.50	520	26,000

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $91.00	370	$27,750
Japanese Yen Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $91.50	305	38,125
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $87.50	50	625
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $88.00	100	1,875
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $88.50	200	5,000
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $89.00	300	9,375
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $89.50	50	2,500
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $90.00	160	12,000
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $90.50	110	12,375
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $91.00	20	3,250
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $91.50	20	5,000
Japanese Yen Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $92.50	20	14,203
Japanese Yen Future, May 2016 Settlement, Expires 05/20/2016, Strike Price $92.00	20	13,203
Lean Hogs Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $73.00	10	400
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $71.00	20	600
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $72.00	70	2,800
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $73.00	240	12,000
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $74.00	250	17,500
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $75.00	250	25,000
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $76.00	275	35,750
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $77.00	320	60,800
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $78.00	340	91,800
Lean Hogs Future, June 2016 Settlement, Expires 06/14/2016, Strike Price $79.00	100	37,000
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $74.00	220	44,000
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $76.00	280	89,600
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $78.00	160	80,000
Lean Hogs Future, July 2016 Settlement, Expires 07/15/2016, Strike Price $80.00	40	35,688
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $112.00	45	10,800
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $113.00	45	14,850
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $114.00	60	27,600
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $116.00	60	51,600
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $117.00	200	224,000
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $118.00	180	255,600
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $119.00	165	288,750
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $120.00	190	402,800
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $121.00	200	500,000
Live Cattle Future, June 2016 Settlement, Expires 05/06/2016, Strike Price $122.00	180	518,400
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.50	1,000	22,000
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.60	500	20,500
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.70	500	36,000
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.75	1,000	95,000
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.85	780	142,740
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.90	255	63,240
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $1.95	400	132,800
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.00	548	244,956
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.05	265	156,085
Natural Gas Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $2.10	160	121,920
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14250.00	225	30,451
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14375.00	225	35,217
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14500.00	225	44,577
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14625.00	200	43,961
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14750.00	300	81,628
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 14875.00	275	97,600
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 15000.00	200	81,617
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 15125.00	25	14,292
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 15250.00	25	15,659
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 15375.00	25	20,768
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 15500.00	25	24,660

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 16500.00	25	$106,479
Nikkei 225 Index, Expires 05/13/2016, Strike Price JPY 16625.00	25	113,616
Russell 2000 Index, Expires 05/06/2016, Strike Price $1100.00	100	22,000
Russell 2000 Index, Expires 05/06/2016, Strike Price $1105.00	375	106,875
Russell 2000 Index, Expires 05/06/2016, Strike Price $1110.00	400	164,000
Russell 2000 Index, Expires 05/06/2016, Strike Price $1115.00	425	204,000
Russell 2000 Index, Expires 05/06/2016, Strike Price $1120.00	325	207,025
Russell 2000 Index, Expires 05/06/2016, Strike Price $1125.00	120	88,800
Russell 2000 Index, Expires 05/06/2016, Strike Price $1130.00	120	111,000
Russell 2000 Index, Expires 05/06/2016, Strike Price $1135.00	120	138,600
Russell 2000 Index, Expires 05/06/2016, Strike Price $1140.00	120	170,400
Russell 2000 Index, Expires 05/06/2016, Strike Price $1145.00	20	34,700
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $15.75	40	7,800
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $16.00	85	23,800
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $16.25	125	49,375
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $16.50	100	55,000
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $16.75	140	109,900
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $17.00	20	21,306
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $17.25	45	64,626
Silver Future, June 2016 Settlement, Expires 05/25/2016, Strike Price $17.50	45	86,226
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $900.00	230	12,937
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $910.00	75	5,156
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $920.00	100	8,125
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $930.00	125	12,500
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $940.00	200	25,000
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $950.00	310	48,437
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $960.00	560	112,000
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $970.00	630	161,438
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $980.00	530	182,188
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $990.00	75	34,219
Soybean Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $1000.00	72	43,200
Soybean Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $900.00	950	100,938
Soybean Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $940.00	600	165,000
Soybean Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $970.00	100	59,375
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $13.50	80	896
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $13.75	140	1,568
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $14.00	180	2,016
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $14.25	200	2,240
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $14.50	340	7,616
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $14.75	445	14,952
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.00	470	26,320
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.25	515	51,912
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.50	250	36,400
Sugar No.11 Future, June 2016 Settlement, Expires 05/16/2016, Strike Price $15.75	240	53,760
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $14.00	20	1,568
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $14.25	40	4,480
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $14.50	20	2,912
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $14.75	40	7,616
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $15.00	60	15,456
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $15.25	100	32,480
Sugar No.11 Future, July 2016 Settlement, Expires 06/15/2016, Strike Price $15.50	80	35,619
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $128.25	50	781
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $128.50	50	781
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $128.75	50	1,562
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $129.00	150	9,375
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $128.00	25	1,172
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $128.25	50	3,125
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $128.50	100	7,812

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $128.75	125	$11,719
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $129.00	125	15,625
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $129.25	50	12,812
U.S. Treasury 10-Year Note Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $129.50	50	17,109
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $127.50	175	5,469
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $127.75	200	9,375
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $128.00	300	18,750
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $128.25	250	19,531
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $128.50	350	38,281
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $128.75	225	35,156
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $129.00	225	45,703
U.S. Treasury 10-Year Note Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $129.25	50	17,109
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $159.00	25	781
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $159.50	50	2,344
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $160.00	50	3,906
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $160.50	50	5,469
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/06/2016, Strike Price $161.00	75	12,891
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $159.50	100	29,531
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $160.00	125	29,297
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $160.50	100	31,250
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $161.00	125	83,398
U.S. Treasury Long Bond Future, May 2016 Settlement, Expires 05/13/2016, Strike Price $161.50	100	83,827
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $157.50	100	12,500
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $158.00	225	35,156
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $158.50	75	15,234
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $159.00	375	93,750
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $159.50	245	80,391
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $160.00	450	182,813
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $160.50	300	154,688
U.S. Treasury Long Bond Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $161.00	250	160,156
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $450.00	100	4,375
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $455.00	375	25,781
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $460.00	773	77,300
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $465.00	500	75,000
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $470.00	420	91,875
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $475.00	485	145,500
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $480.00	480	195,000
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $485.00	260	136,500
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $490.00	120	79,500
Wheat Future, June 2016 Settlement, Expires 05/20/2016, Strike Price $505.00	525	616,875
Wheat Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $440.00	50	6,875
Wheat Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $450.00	20	4,500
Wheat Future, July 2016 Settlement, Expires 06/24/2016, Strike Price $480.00	100	77,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $33.50	150	3,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $34.00	25	500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $34.50	200	6,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $35.00	250	7,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $35.50	200	8,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $36.00	225	9,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $36.50	315	15,750
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $37.00	525	31,500
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $37.50	300	21,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $38.00	360	32,400
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $38.50	390	39,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $39.00	400	52,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $39.50	455	68,250
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $40.00	420	79,800
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $40.50	430	98,900

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	FAIR VALUE
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $41.00	340	$91,800
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $41.50	75	24,750
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $42.00	100	40,000
WTI Crude Future, June 2016 Settlement, Expires 05/17/2016, Strike Price $42.50	100	49,000

TOTAL PUT OPTIONS (Premiums Received $51,170,877)		29,937,080

PAYER SWAPTIONS
CDX.HY, Expires 06/15/2016, Strike Price $100.00	200,000,000	982,000
CDX.IG, Expires 05/18/2016, Strike Price $80.00	300,000,000	383,100
CDX.IG, Expires 05/18/2016, Strike Price $80.00	300,000,000	383,100
CDX.IG, Expires 05/18/2016, Strike Price $80.00	250,000,000	319,250
CDX.IG, Expires 06/15/2016, Strike Price $85.00	1,000,000,000	1,804,000
CDX.IG, Expires 06/15/2016, Strike Price $92.50	500,000,000	536,000

TOTAL PAYER SWAPTIONS (Premiums Received $3,327,500)		4,407,450

TOTAL WRITTEN OPTIONS (Premiums Received $135,680,773)		$138,153,880

Open Futures Contracts

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)

FUTURES CONTRACTS SOLD
Australian Dollar, June 2016 Settlement	461	$34,976,070	$(93,921)
Brent Crude, October 2016 Settlement	71	3,432,140	(354,741)
Coffee ‘C’, September 2016 Settlement	142	6,568,388	151,939
Corn No.2, September 2016 Settlement	352	6,894,800	(367,443)
Euro-Bund, June 2016 Settlement	237	43,930,701	(18,558)
KC HRW Wheat, September 2016 Settlement	278	6,870,075	(149,050)
Lean Hogs, October 2016 Settlement	3	83,670	(2,621)
Live Cattle, June 2016 Settlement	814	37,419,580	992,013
Live Cattle, October 2016 Settlement	29	1,302,970	59,337
Low Sulphur Gas Oil, October 2016 Settlement	166	7,138,000	(646,514)
Natural Gas, October 2016 Settlement	82	2,070,500	(174,641)
Nikkei 225 Index, June 2016 Settlement	41	6,271,382	(304,143)
NY Harbor ULSD, October 2016 Settlement	118	7,140,605	(582,492)
S&P 500 E-mini Index, June 2016 Settlement	610	62,802,550	48,166
Sugar No. 11, October 2016 Settlement	409	7,599,547	(658,227)
Wheat, September 2016 Settlement	280	6,975,500	(207,194)
WTI Crude, October 2016 Settlement	73	3,487,940	(378,481)

TOTAL FUTURES CONTRACTS SOLD		$244,964,418	$(2,686,571)

FUTURES CONTRACTS PURCHASED
British Pound, June 2016 Settlement	3,703	$338,199,619	$3,517,083
Canadian Dollar, June 2016 Settlement	2,884	229,970,160	1,478,345
CBOE Volatility Index, May 2016 Settlement	181	3,054,375	(234,231)
Cocoa, July 2016 Settlement	255	8,244,150	278,699
Copper, September 2016 Settlement	122	6,981,450	132,314
Corn No.2, July 2016 Settlement	1,583	31,007,013	270,977
Cotton No.2, July 2016 Settlement	394	12,562,690	43,433
Cotton No.2, December 2016 Settlement	508	15,930,880	772,079
DAX Index, June 2016 Settlement	55	15,879,131	(265,962)
Euro Fx, June 2016 Settlement	527	75,525,687	34,429

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

DESCRIPTION	NUMBER OF CONTRACTS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Euro Stoxx 50 Index, June 2016 Settlement	240	$8,181,194	$(133,756)
FTSE 100 Index, June 2016 Settlement	152	13,796,578	(130,960)
Gasoline, October 2016 Settlement	179	10,698,866	762,092
Globex Natural Gas, June 2016 Settlement	69	1,502,820	11,881
Gold 100 Oz., June 2016 Settlement	726	93,690,300	687,577
Gold 100 Oz., August 2016 Settlement	207	26,756,820	672,581
Gold 100 Oz., October 2016 Settlement	53	6,860,320	298,803
Henry Hub Natural Gas, June 2016 Settlement	124	675,180	(28,632)
Japanese Yen, June 2016 Settlement	1,873	219,562,425	1,069,055
Lean Hogs, June 2016 Settlement	204	6,666,720	53,384
Lean Hogs, July 2016 Settlement	50	1,635,500	920
Nasdaq 100 E-mini Index, June 2016 Settlement	866	75,021,580	(349,542)
Natural Gas, June 2016 Settlement	250	5,445,000	(215,333)
Russell 2000 Mini Index, June 2016 Settlement	277	31,234,520	(50,455)
Silver, July 2016 Settlement	159	14,166,105	220,409
Silver, September 2016 Settlement	150	13,398,000	1,578,141
Soybean Meal, October 2016 Settlement	455	15,028,650	1,396,784
Soybean Oil, October 2016 Settlement	643	12,932,016	(205,633)
Soybean, July 2016 Settlement	842	43,352,475	55,006
Soybean, September 2016 Settlement	292	14,851,850	1,810,915
Sugar No. 11, July 2016 Settlement	775	14,165,760	314,474
U.S. Treasury 10-Year Note, June 2016 Settlement	478	62,169,875	(13,771)
U.S. Treasury Long Bond, June 2016 Settlement	395	64,508,437	(293,433)
Wheat, July 2016 Settlement	413	10,087,525	194,496
WTI Crude, June 2016 Settlement	3,001	137,805,920	4,934,541

TOTAL FUTURES CONTRACTS PURCHASED		$1,641,549,591	$18,666,710

TOTAL FUTURES CONTRACTS APPRECIATION			$15,980,139

Credit Default Swaps

COUNTERPARTY	REFERENCE ENTITY	BUY/SELL PROTECTION	(PAY)/RECEIVE FIXED RATES		TERMINATION DATE	NOTIONAL VALUE	MAXIMUM POTENTIAL FUTURE RECEIPT	UPFRONT PREMIUM RECEIVED	UNREALIZED DEPRECIATION
CREDIT DEFAULT SWAP BUY CONTRACTS
Morgan Stanley	CDX.NA.HY.26	Buy	(5.00%	)	Jun 20 2021	$49,600,000	$(49,600,000)	$(1,425,240)	$(278,111)
Morgan Stanley	CDX.NA.IG.26	Buy	(1.00%	)	Jun 20 2021	869,250,000	(869,250,000)	(10,273,423)	(166,303)

TOTAL CREDIT DEFAULT SWAP BUY CONTRACTS									$(444,414)

Open Forward Currency Contracts

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Goldman Sachs	05/02/2016	Brazilian Real	85,176,820	U.S. Dollars	24,201,080	$538,818
Morgan Stanley	05/03/2016	Brazilian Real	229,300,750	U.S. Dollars	65,070,766	1,377,811
Morgan Stanley	05/09/2016	Brazilian Real	145,728,100	U.S. Dollars	42,000,000	278,325
Morgan Stanley	05/16/2016	Brazilian Real	193,227,500	U.S. Dollars	55,000,000	930,220
Goldman Sachs	05/16/2016	Brazilian Real	17,760,500	U.S. Dollars	5,000,000	140,824
Goldman Sachs	05/17/2016	Brazilian Real	34,538,000	U.S. Dollars	10,000,000	(6,160)
Morgan Stanley	05/04/2016	Colombian Peso	27,754,000,000	U.S. Dollars	9,600,000	130,722
Morgan Stanley	05/11/2016	Colombian Peso	26,696,500,000	U.S. Dollars	9,000,000	353,099

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.	(Continued)

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Schedule of Investments	as of April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND

COUNTERPARTY	FORWARD SETTLEMENT DATE	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED IN LOCAL CURRENCY	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED IN LOCAL CURRENCY	UNREALIZED APPRECIATION (DEPRECIATION)
Morgan Stanley	05/16/2016	Colombian Peso	29,095,000,000	U.S. Dollars	10,000,000	$190,337
Goldman Sachs	05/16/2016	Colombian Peso	28,979,500,000	U.S. Dollars	10,000,000	149,884
Goldman Sachs	05/23/2016	Colombian Peso	14,255,500,000	U.S. Dollars	5,000,000	(10,616)
Goldman Sachs	05/27/2016	Euro	19,500,000	Polish Zloty	86,264,100	(238,437)
Goldman Sachs	05/03/2016	Mexican Peso	174,097,000	U.S. Dollars	10,000,000	163,726
Morgan Stanley	05/03/2016	Mexican Peso	1,164,134,100	U.S. Dollars	67,496,376	465,391
Goldman Sachs	05/09/2016	Mexican Peso	330,574,500	U.S. Dollars	19,000,000	204,710
Morgan Stanley	05/09/2016	Mexican Peso	725,343,400	U.S. Dollars	42,000,000	138,791
Morgan Stanley	05/23/2016	Mexican Peso	364,739,500	U.S. Dollars	21,000,000	160,323
Goldman Sachs	05/27/2016	Mexican Peso	87,277,500	U.S. Dollars	5,000,000	61,417
Morgan Stanley	05/27/2016	Mexican Peso	399,130,000	U.S. Dollars	23,000,000	146,438
Morgan Stanley	05/31/2016	Mexican Peso	206,918,400	U.S. Dollars	12,000,000	(5,029)
Goldman Sachs	05/13/2016	Turkish Lira	28,037,100	U.S. Dollars	10,000,000	(8,264)
Goldman Sachs	05/02/2016	U.S. Dollars	24,240,718	Brazilian Real	85,176,820	(499,181)
Morgan Stanley	05/03/2016	U.S. Dollars	63,877,811	Brazilian Real	229,300,750	(2,570,766)
Goldman Sachs	05/09/2016	U.S. Dollars	41,600,000	Brazilian Real	146,307,800	(846,506)
Morgan Stanley	05/09/2016	U.S. Dollars	7,000,000	Brazilian Real	24,479,700	(101,998)
Morgan Stanley	05/16/2016	U.S. Dollars	80,550,000	Brazilian Real	285,983,650	(2,228,737)
Goldman Sachs	05/17/2016	U.S. Dollars	31,500,000	Brazilian Real	111,289,500	(702,484)
Morgan Stanley	05/17/2016	U.S. Dollars	16,000,000	Brazilian Real	55,464,000	(48,941)
Credit Suisse	05/31/2016	U.S. Dollars	26,000,000	Brazilian Real	92,560,000	(660,284)
Goldman Sachs	06/02/2016	U.S. Dollars	13,500,000	Brazilian Real	48,082,950	(340,369)
Morgan Stanley	05/04/2016	U.S. Dollars	9,600,000	Colombian Peso	29,184,000,000	(631,793)
Morgan Stanley	05/11/2016	U.S. Dollars	9,000,000	Colombian Peso	28,053,000,000	(828,348)
Morgan Stanley	05/16/2016	U.S. Dollars	21,000,000	Colombian Peso	63,167,400,000	(1,123,976)
Morgan Stanley	05/23/2016	U.S. Dollars	9,000,000	Colombian Peso	26,343,000,000	(219,973)
Goldman Sachs	05/03/2016	U.S. Dollars	10,163,726	Mexican Peso	174,097,000	—
Morgan Stanley	05/03/2016	U.S. Dollars	66,965,391	Mexican Peso	1,164,134,100	(996,376)
Morgan Stanley	05/09/2016	U.S. Dollars	62,750,000	Mexican Peso	1,098,206,000	(1,050,227)
Morgan Stanley	05/23/2016	U.S. Dollars	14,000,000	Mexican Peso	246,747,500	(315,030)
Goldman Sachs	05/23/2016	U.S. Dollars	25,000,000	Mexican Peso	434,325,000	(197,319)
Goldman Sachs	05/27/2016	U.S. Dollars	49,000,000	Mexican Peso	865,291,000	(1,180,153)
Morgan Stanley	05/27/2016	U.S. Dollars	5,000,000	Mexican Peso	88,407,500	(126,948)
Morgan Stanley	05/31/2016	U.S. Dollars	32,000,000	Mexican Peso	558,636,500	(383,919)
Goldman Sachs	05/13/2016	U.S. Dollars	28,000,000	Turkish Lira	79,002,000	(154,378)

TOTAL OPEN FORWARD CURRENCY CONTRACTS						$(10,045,376)

The accompanying footnotes are an integral part of this Consolidated Schedule of Investments.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Assets and Liabilities	April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
ASSETS:
Investments, at fair value(1)	$967,529,143
Unrealized appreciation on forward currency contracts	5,430,836
Dividends and interest receivable	23,874
Receivable for fund shares sold	31,000
Receivable for investments sold	418,543,570
Foreign currencies, at value(2)	17,656,539
Collateral held at broker	48,544,461
Collateral held at custodian	17,085,389
Other assets	369,451
Total assets	1,475,214,263
LIABILITIES:
Written options, at fair value(3)	138,153,880
Unrealized depreciation on forward currency contracts	15,476,212
Unrealized depreciation on swap contracts	444,414
Swap premium received	11,698,663
Dividends and interest payable	68,625
Payable for investment securities purchased	414,138,773
Payable to Adviser	1,483,019
Payable for Chief Compliance Officer compensation	5,126
Payable to Trustees	9,862
Accrued service fees	171,332
Other accrued expenses	197,416
Total liabilities	581,847,322
Total net assets	$893,366,941

NET ASSETS CONSIST OF:
Capital stock	$907,643,188
Accumulated net investment loss	(4,677,942)
Accumulated net realized loss	(2,156,323)
Unrealized appreciation (depreciation) on:
Investments	(12,132,356)
Foreign currency translation	100,261
Forward currency contracts	(10,045,376)
Futures contracts	15,980,139
Swap contracts	760,573
Written options	(2,105,223)
Total net assets	$893,366,941

Net assets	$893,366,941
Shares outstanding	91,185,102
Net asset value, offering and redemption price per share	$9.80

(1) Cost of investments	$979,447,406
(2) Cost of foreign currencies	17,402,486
(3) Premiums received	135,680,773

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Operations	For the Period Ended April 30, 2016 (Unaudited)

STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
INVESTMENT INCOME:
Dividend income	$28,117
Interest income	638,310
Other income	947
Total investment income	667,374
EXPENSES
Advisory fees (See Note 4)	7,943,712
Broker interest expense	1,188,232
Service fees	397,186
Offering costs	232,169
Fund accounting and administration fees	201,558
Legal fees	151,556
Custody fees	92,471
Audit and tax related fees	58,697
Transfer agency fees and expenses	54,159
Chief Compliance Officer compensation	30,127
Trustees fees and expenses	17,213
Other expenses	201,402
Total expenses before Adviser waiver	10,568,482
Expenses recouped by Adviser (See Note 4)	83,857
Total net expenses	10,652,339
Net investment loss	(9,984,965)
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(16,788,408)
Foreign currency translation	(3,355,654)
Forward currency contracts	(39,843,874)
Futures contracts	(375,411,806)
Swap contracts	(14,645,829)
Written options	460,697,764
Net increase from payments by affiliates:	390,109
Net change in unrealized appreciation (depreciation) on:
Investments	(22,982,427)
Foreign currency translation	31,062
Forward currency contracts	(8,450,482)
Futures contracts	24,405,453
Swap contracts	1,655,096
Written options	(20,350,432)
Net realized and unrealized loss	(14,649,428)
Net decrease in net assets resulting from operations	$(24,634,393)

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Statement of Changes in Net Assets

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)	PERIOD ENDED OCTOBER 31, 2015(1)
OPERATIONS:
Net investment loss	$(9,984,965)	$(8,775,539)
Net realized gain (loss) on:
Investments	(16,788,408)	(20,426,792)
Foreign currency translation	(3,355,654)	353,077
Forward currency contracts	(39,843,874)	1,300,006
Futures contracts	(375,411,806)	(263,568,059)
Swap contracts	(14,645,829)	498,704
Written options	460,697,764	290,524,150
Net increase from payments by affiliates:	390,109	—
Net change in unrealized appreciation (depreciation) on:
Investments	(22,982,427)	10,850,071
Foreign currency translation	31,062	69,199
Forward currency contracts	(8,450,482)	(1,594,894)
Futures contracts	24,405,453	(8,425,314)
Swap contracts	1,655,096	(894,523)
Written options	(20,350,432)	18,245,209
Net increase (decrease) in net assets resulting from operations	(24,634,393)	18,155,295

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,469,504)	—
From net realized gain	(7,645,990)	—
Total distributions	(16,115,494)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	267,675,228	696,713,495
Proceeds from shares issued to holders in reinvestment of dividends	13,201,201	—
Cost of shares redeemed	(41,769,304)	(19,959,087)
Net increase in net assets from capital share transactions	239,107,125	676,754,408
Total increase in net assets	198,357,238	694,909,703

NET ASSETS:
Beginning of period	695,009,703	100,000
End of period	$893,366,941	$695,009,703

Accumulated net investment income (loss)	$(4,677,942)	$13,776,527

(1)	The Fund commenced operations on April 2, 2015.

The accompanying notes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Consolidated Financial Highlights

	STONE RIDGE ALL ASSET VARIANCE RISK PREMIUM FUND
	PERIOD ENDED APRIL 30, 2016 (UNAUDITED)		PERIOD ENDED OCTOBER 31, 2015(1)
Per Share Data:
Net asset value, beginning of period	$10.31		$10.00
Income (loss) from investment operations
Net investment loss(2)	(0.13)		(0.16)
Net realized and unrealized gains	(0.15)		0.47

Total from investment operations	(0.28	)(6)	0.31

Less distributions to shareholders
Dividends from net realized gains	(0.11)		—
Dividends from net investment income	(0.12)		—

Total distributions	(0.23)		—

Net asset value, end of period	$9.80		$10.31

Total return	(2.78	)%(3)	3.10	%(3)
Supplemental Data and Ratios:
Net assets, end of period (000s)	$893,367		$695,009
Ratio of expenses to average net assets
(before expense waiver/recoupment)(5)	2.66	%(4)	2.69	%(4)
Ratio of expenses to average net assets
(after expense waiver/recoupment)(5)	2.68	%(4)	2.71	%(4)
Ratio of net investment loss to average net assets
(before expense waiver/recoupment)(5)	(2.49	)%(4)	(2.63	)%(4)
Ratio of net investment loss to average net assets
(after expense waiver/recoupment)(5)	(2.51	)%(4)	(2.65	)%(4)
Portfolio turnover rate	45,422	%(3)(7)	1,361	%(3)

(1)	The Fund commenced operations on April 2, 2015.
(2)	Net investment loss per share has been calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Ratio includes borrowing and investment related expenses not covered by the Fund’s expense limitation agreement. See Note 4.
(6)	Includes increase from payments by affiliates of less than $0.01.
(7)	Portfolio turnover rate excludes equity assignments.

The accompanying footnotes are an integral part of these consolidated financial statements.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

1. Organization

Stone Ridge Trust III (the “Trust”) was organized as a Delaware statutory trust on December 17, 2014, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered non-diversified closed-end management investment company issuing shares. As of April 30, 2016, the Trust consisted of one series: the Stone Ridge All Asset Variance Risk Premium Fund (the “Fund”). The Fund commenced operations on April 2, 2015. The Fund offers one class of shares to investors with no front-end or back-end sales charges, a 0.10% shareholder service fee, no 12b-1 fees and does not charge a redemption fee. There are an unlimited number of authorized shares.

The Fund has an interval fund structure pursuant to which the Fund, subject to applicable laws, conducts quarterly repurchase offers of the Fund’s outstanding shares at net asset value (“NAV”), subject to approval of the Board of Trustees. In all cases, such repurchases will be for at least 5% and not more than 25%, and are currently expected to be for 10%, of the Fund’s outstanding shares. In connection with any given repurchase offer, it is possible that the Fund may offer to repurchase only the minimum amount of 5% of its outstanding shares. It is also possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their shares repurchased. The Fund does not currently intend to list its shares for trading on any national securities exchange. There is no secondary trading market in the shares. The shares are, therefore, not readily marketable.

The Fund’s investment objective is to achieve capital appreciation. The Fund will pursue its investment objective primarily by receiving premiums in connection with its derivative contracts (including put and call options, futures contracts, options on futures contracts, and swaps) related to a variety of asset classes that the Adviser (as defined herein) believes offer variance risk premiums.

The consolidated financial statements include the accounts of Stone Ridge All Asset Variance Risk Premium Sub Fund Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund. All intercompany accounts and transactions have been eliminated in consolidation. The Fund may invest up to 25% of its assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments consistent with the Fund’s investment objectives and policies. As of April 30, 2016 the Subsidiary’s net assets were $201,328,796, which represented 22.5% of the Fund’s net assets.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

(a) Investment Valuation and Fair Value Measurement

In determining the NAV of the Fund’s shares, securities which are traded on a domestic national stock exchange are valued at the last sale price each day on the securities exchange on which the securities are primarily traded. Securities traded principally on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price provided by NASDAQ each business day. Exchange-traded securities for which there were no transactions are valued at the mean between the closing bid and asked prices. Non-exchange traded equity securities are valued at the last sale price in the over-the-counter market. If a non-exchange traded equity does not trade on a particular day, the mean between the closing bid and asked prices is used.

Investments in open-end mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the Trust. Investments in closed-end mutual funds are valued at the last sale price on the exchange on which the shares are primarily traded.

Futures contracts are valued at the settlement price on the exchange on which they are primarily traded.

Short-term debt securities issued with a maturity of less than 60 days, including U.S. Treasury securities, are valued at amortized cost.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Other debt securities, including corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities in each case having a remaining maturity in excess of 60 days, loans, mortgage-backed securities, collateralized mortgage obligations, and other asset-backed securities (except event-linked bonds) are valued by an independent pricing service at an evaluated (or estimated) mean between the closing bid and asked prices.

If market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable or infrequent), the Fund’s investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (“fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset or liability, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Exchange-traded options are valued at the settlement price on the exchange or mean of the bid and asked prices. Over-the-counter (“OTC”) options are valued based on quotations obtained from an independent pricing service or from a broker (typically the counterparty to the option).

OTC derivatives including forward contracts and swap contracts are valued on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

Trading in securities on non-North American securities exchanges normally is completed before the calculation of the Fund’s NAV. Trading on these foreign exchanges may not take place on all days on which there is regular trading on the New York Stock Exchange (“NYSE”), or may take place on days on which there is no regular trading on the NYSE. Similarly, the Fund may hold securities traded in domestic markets where the market may close early on a given day prior to calculation of the Fund’s NAV. Events affecting the value of such securities held by the Fund that occur between the close of trading in the security and the close of trading on the NYSE normally will not be reflected in the Fund’s calculation of the NAV. Significant events will be closely monitored, and where it is determined that an adjustment should be made to the security’s value because significant interim events may materially affect the value of the security, the security will be priced at its fair value in accordance with the procedures approved by the Board of Trustees.

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund will monitor the index futures market associated with that foreign country. If the index futures, which are continuously traded, fluctuate by more than a predetermined range between the time of the closing of the equity or options exchange and the closing of the NYSE, the Fund may use fair valuation in accordance with the procedures approved by the Board of Trustees.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2: Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active and firm bids from brokers or market makers which are not publically available;

Level 3: Significant inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.

Transfers between levels are recognized at the end of the reporting period. There were no transfers between levels during the reporting period. The following table summarizes the inputs used to value the Fund’s investments as of April 30, 2016:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks (1)	$1,180,445	$—	$—	$1,180,445
Purchased Options	4,677,445	9,161,925	—	13,839,370
Money Market Funds	140,855,514	—	—	140,855,514
U.S. Treasury Bills	—	811,653,814	—	811,653,814

Total Assets	$146,713,404	$820,815,739	$—	$967,529,143
Liabilities
Written Options	$(99,979,629)	$(38,174,251)	$—	$(138,153,880)

Total Liabilities	$(99,979,629)	$(38,174,251)	$—	$(138,153,880)
Other Financial Instruments*
Unrealized appreciation on forward currency contracts	$—	$5,430,836	$—	$5,430,836
Unrealized depreciation on forward currency contracts	—	(15,476,212)	—	(15,476,212)
Unrealized appreciation on futures	21,839,873	—	—	21,839,873
Unrealized depreciation on futures	(5,555,591)	(304,143)	—	(5,859,734)
Unrealized depreciation on swaps	—	(444,414)	—	(444,414)

Total	$16,284,282	$(10,793,933)	$—	$5,490,349

*	Other financial instruments are derivatives, such as futures, forwards and swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.
(1)	For further security characteristics, see the Fund’s Consolidated Schedule of Investments.

Derivative Transactions — The Fund engaged in derivatives and hedging activities during the period ended April 30, 2016. The use of derivatives included options, futures, swaps and forward foreign currency contracts. Further information regarding derivative activity for the Fund can be found in the Consolidated Schedule of Investments.

Futures Contracts — The Fund held futures contracts during the period ended April 30, 2016. The Fund may use futures contracts to gain exposure or to hedge asset classes such as equities, currencies, commodities and fixed income. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, a Fund deposits and maintains as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, a Fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by a Fund as unrealized gains and losses. Variation margin is settled daily. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. In connection with physically-settled futures contracts, a Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The amount of the segregated assets is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The average notional amount of futures contracts during the period ended April 30, 2016, was $799,885,330 for long contracts and $809,611,935 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Options — The Fund may purchase and write call or put options on securities, indices, futures contracts, including commodity futures contracts, and enter into related closing transactions. The Fund wrote call and put options during the period ended April 30, 2016. The Fund writes put and call options to earn premium income. With options, there is minimal counterparty credit risk to the Fund since options are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. OTC options are customized agreements between the parties. With OTC options, there is no clearinghouse guarantee against default, thus OTC options are subject to the risk that the counterparty will not fulfill its obligations under the contract.

As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period. As a writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The premium that the Fund pays when purchasing a call option or receive when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of the option.

A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Options on indices are similar to options on securities, except that upon exercise the index options require cash payments and do not involve the actual purchase or sale of securities.

The average market value of written options for the period ended April 30, 2016, was $89,387,522.

Transactions in written options during the period ended April 30, 2016 were as follows:

Call Options	CONTRACTS/ NOTIONAL	PREMIUMS
Outstanding, beginning of period	1,643,598,371	$33,208,954
Options written	17,630,946,080	365,718,893
Options terminated in closing transactions	(408,502,405)	(5,501,416)
Options exercised	(945,174,987)	(82,239,274)
Options expired	(13,980,734,998)	(226,677,261)

Outstanding, end of period	3,940,132,061	$84,509,896

Put Options	CONTRACTS	PREMIUMS
Outstanding, beginning of period	58,114	$36,805,836
Options written	50,806,778	430,479,310
Options terminated in closing transactions	(21,450)	(17,783,782)
Options exercised	(50,191,400)	(107,596,472)
Options expired	(560,591)	(290,734,015)

Outstanding, end of period	91,451	$51,170,877

Forward Currency Contracts — The Fund may enter into forward currency contracts. When entering into a forward currency contract, in the case of a deliverable contract the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date or in the case of a non-deliverable contract to settle the equivalent in U.S. dollar. The Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk from movements in currencies or credit risk from the possible inability of counterparties to meet the terms of their contracts.

The average notional amount of forward currency contracts during the period ended April 30, 2016 was $444,956,105 for long contracts and $712,532,062 for short contracts.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

Volatility and Variance Swap Contracts — The Fund may enter into volatility and/or variance swaps. Volatility swaps and variance swaps are transactions in which counterparties agree to economically buy or sell volatility or variance (which equals volatility squared), as the case may be, of the underlying reference at a specific level over a fixed period. Volatility and variance swaps are subject to credit risks (if the counterparty fails to meet its obligations), and the risk that the Adviser is incorrect in forecasts of volatility and/or variance of the underlying reference.

Credit Default Swaps — The Fund may enter into credit default swaps in order to earn income or to gain or mitigate its exposure to an underlying reference entity such as a broad based index. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Consolidated Statement of Operations. In the case of credit default swaps where the Fund is selling protection, the notional amount approximates the maximum loss. The average notional amount of credit default swaps was $383,241,429 for contracts in which the Fund purchased protection and $70,553,571 for contracts in which the Fund sold protection.

Consolidated Statement of Assets and Liabilities — Values of Derivatives at April 30, 2016

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
RISK EXPOSURE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE	CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Equity Contracts — Options	Investments, at fair value	$13,731,845	Written options, at fair value	$43,671,590
Foreign Exchange Contracts — Options	—	—	Written options, at fair value	27,140,073
Commodity Contracts — Options	—	—	Written options, at fair value	56,724,546
Interest Rate Contracts — Options	—	—	Written options, at fair value	5,394,513
Credit Contracts — Options	—	—	Written options, at fair value	4,407,450
Volatility Contracts — Options	Investments, at fair value	107,525	Written options, at fair value	815,708
Equity Contracts — Futures	Net assets—Unrealized appreciation*	48,166	Net assets—Unrealized depreciation*	1,234,818
Foreign Exchange Contracts — Futures	Net assets—Unrealized appreciation*	6,098,912	Net assets—Unrealized depreciation*	93,921
Commodity Contracts — Futures	Net assets—Unrealized appreciation*	15,692,795	Net assets—Unrealized depreciation*	3,971,002
Interest Rate Contracts — Futures	—	—	Net assets—Unrealized depreciation*	325,762
Volatility Contracts — Futures	—	—	Net assets—Unrealized depreciation*	234,231
Foreign Exchange Contracts — Forwards	Unrealized appreciation on open forward currency contracts	5,430,836	Unrealized depreciation on open forward currency contracts	15,476,212
Credit Default Swaps	—	—	Unrealized depreciation on open swap contracts	444,414

Total		$41,110,079		$159,934,240

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only the current day’s variation margin is reflected in the Consolidated Statement of Assets and Liabilities and only in cases where the margin is not settled on the same day.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

The effect of derivative instruments on the Consolidated Statement of Operations for the period ended April 30, 2016.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Equity contracts	$(11,519,020)	$(7,067,674)	$47,304,206	$—	$—	$28,717,512
Foreign exchange contracts	(111,630,500)	(460,000)	134,043,406	—	(39,843,874)	(17,890,968)
Commodity contracts	(209,455,785)	—	211,907,940	—	—	2,452,155
Interest rate contracts	(45,361,867)	—	46,134,451	—	—	772,584
Volatility contracts	2,555,366	722,898	7,650,440	(516,284)	—	10,412,420
Credit contracts	—	(333,225)	13,657,321	(14,129,545)	—	(805,449)

	$(375,411,806)	$(7,138,001)	$460,697,764	$(14,645,829)	$(39,843,874)	$23,658,254

CHANGE IN UNREALIZED APPRECIATION OR (DEPRECIATION) ON DERIVATIVES TRANSACTIONS
	FUTURES CONTRACTS	PURCHASED OPTIONS	WRITTEN OPTIONS	SWAP CONTRACTS	FORWARD CURRENCY CONTRACTS	TOTAL
Equity contracts	$8,346,420	$(23,080,968)	$(11,576,459)	$—	$—	$(26,311,007)
Foreign exchange contracts	5,921,994	—	3,791,406	—	(8,450,482)	1,262,918
Commodity contracts	10,552,590	—	(9,955,852)	—	—	596,738
Interest rate contracts	(240,342)	—	454,257	—	—	213,915
Volatility contracts	(175,209)	3,012	(552,536)	—	—	(724,733)
Credit contracts	—	—	(2,511,248)	1,655,096	—	(856,152)

	$24,405,453	$(23,077,956)	$(20,350,432)	$1,655,096	$(8,450,482)	$(25,818,321)

(b) Offsetting on the Consolidated Statement of Assets and Liabilities Accounting Standards Update No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”) intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. ASU 2011-11 requires entities to disclosure both gross and net information about both instruments and transactions eligible for offset on the Consolidated Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, the FASB issued Accounting Standards Update No. 2013-1 “Clarifying the Scope of Offsetting Assets and Liabilities” (“ASU 2013-1”), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirement is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities lending transactions. The International Swap and Derivative Association (“ISDA”) agreements to which the Fund is a party specify collateral posting arrangements. Under the agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under an agreement with a counterparty in a given account exceeds a specified threshold.

The Fund is subject to a netting arrangement, which governs the terms of certain transactions with select counterparties. The netting arrangement allows the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The netting arrangement also specifies collateral posting arrangements at prearranged exposure levels. Under the netting arrangement, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant netting arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of netting arrangement.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

	GROSS AMOUNT OF RECOGNIZED ASSETS	GROSS AMOUNT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

				GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Assets:				FINANCIAL INSTRUMENTS	COLLATERAL RECEIVED	NET AMOUNT
Forward Currency Contracts	$5,430,836	$—	$5,430,836	$(5,430,836)	$—	$—

	$5,430,836	$—	$5,430,836	$(5,430,836)	$—	$—

	GROSS AMOUNT OF RECOGNIZED LIABILITIES	GROSS AMOUNT OFFSET IN THE STATEMENT OF ASSETS AND LIABILITIES	NET AMOUNTS PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

				GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
Liabilities:				FINANCIAL INSTRUMENTS	COLLATERAL PLEDGED	NET AMOUNT
Written Options	$7,891,424	$—	$7,891,424	$—	$(7,891,424)	$—
Credit Default Swap Contracts	444,414	—	444,414	—	(444,414)	—
Forward Currency Contracts	15,476,212	—	15,476,212	(5,430,836)	(10,045,376)	—

	$23,812,050	$—	$23,812,050	$(5,430,836)	$(18,381,214)	$—

Actual collateral pledged may be more than reported in order to satisfy broker requirements.

(c) Use of Estimates The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(d) Indemnifications In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

(e) Federal Income Taxes The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required.

(f) Distributions to Shareholders The Fund intends to distribute to its shareholders any net investment income and any net realized long- or short-term capital gains, if any, at least annually. Distributions are recorded on ex-dividend date. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from GAAP.

(g) Foreign Securities and Currency Transactions The Fund’s books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Fund isolates that portion of results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held and it is reported as realized

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

gains on currency translation and change in unrealized appreciation on foreign currency related items on the Fund’s consolidated statement of operations.

(h) Other Investment transactions are recorded on the trade date. Dividend income, less any foreign tax withheld, is recognized on the ex-dividend date and interest income is recognized on an accrual basis, including amortization/accretion of premiums or discounts. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method.

(i) Restricted Securities The Fund may invest in securities that are restricted, but eligible for purchase and sale by certain qualified institutional buyers, as defined in Rule 144A under the Securities Act of 1933, as amended, as well as other restricted securities. Restricted securities may be resold in transactions that are exempt from registration under Federal securities laws or if the securities are publically registered. Restricted securities may be deemed illiquid.

3. Federal Tax Matters

Provisions for federal income taxes or excise taxes have not been made since the Fund has elected to be taxed as a Regulated Investment Company and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to Regulated Investment Companies. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. The reclassifications have no effect on net assets or NAV per share.

For the period ended October 31, 2015, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID IN CAPITAL
All Asset Variance Risk Premium Fund	$22,552,066	$(14,233,721)	$(8,318,345)

These differences primarily relate to non-deductible stock issuance costs, swap agreements, currency adjustments and income reclassification from the Subsidiary.

As of October 31, 2015, the components of accumulated earnings (losses) for income tax purposes were as follows:

Tax cost of investments	$619,920,761
Unrealized appreciation	11,014,115
Unrealized depreciation	(11,860,718)
Net unrealized (depreciation)	(846,603)
Undistributed ordinary income	9,193,843
Undistributed long-term gains	5,516,992
Total distributed earnings	14,710,835
Other accumulated gains	12,609,408
Total accumulated earnings	$26,473,640

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to wash sale deferrals and return of capital distributions.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal period-end October 31, 2015, or for any other tax years which are open for exam. As of October 31, 2015 open tax years include the period ended October 31, 2015. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

4. Agreements

(a) Investment Advisory Agreement Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) is the investment adviser of the Fund. The Adviser was organized as a Delaware limited liability company in 2012. The Adviser’s primary business is to provide a variety of investment management services, including an investment program for the Fund. The Adviser is responsible for all business activities and oversight of the investment decisions made for the Fund.

As compensation for its services, the Adviser is paid by the Fund a fee, computed daily and paid monthly in arrears, at the annual rate of 2.00% of the Fund’s average daily net assets.

Through February 28, 2017, the Adviser has agreed to pay or otherwise bear operating and other expenses of the Fund (including offering expenses, but excluding brokerage and transactional expenses, borrowing and other investment-related costs and fees including interest and commitment fees, short dividend expense, acquired fund fees and expenses, taxes, litigation and indemnification expenses, judgments and extraordinary expenses not incurred in the ordinary course of the Fund’s business) solely to the extent necessary to limit the total annual fund operating expenses to 2.60% of the average daily net assets of the Fund. The Adviser shall be permitted to recoup in later periods Fund expenses that the Adviser has paid or otherwise borne (whether through reduction of its management fee or otherwise) to the extent that the expenses for the Fund fall below the annual limitation rate in effect at the time of the actual waiver/reimbursement and to the extent that they do not cause the Fund to exceed the annual rate in effect at the time of the recoupment, provided, however, that the Adviser shall not be permitted to recoup any such fees or expenses beyond three years from the end of the fiscal year in which the Adviser reduced a fee or reimbursed an expense. During the period ended April 30, 2016, the Adviser recouped previously waived fees in the amount of $83,857. There are no remaining fees to be recouped.

(b) Custodian, Administrator, and Transfer Agent The custodian to the Fund is U.S. Bank, N.A. The administrator and transfer agent to the Fund is U.S. Bancorp Fund Services, LLC, an affiliate of U.S. Bank, N.A.

(c) Distributor Quasar Distributors, LLC (the “Distributor”), an affiliate of U.S. Bank, N.A., serves as the Fund’s distributor.

5. Services Agreement

Pursuant to a Services Agreement (the “Services Agreement”), the Fund pays Stone Ridge Asset Management LLC (the “Servicing Agent”), quarterly in arrears, an investor services fee computed at an annual rate of 0.10% of the average daily net assets of the Fund, computed on a monthly basis. The Servicing Agent appoints broker-dealer firms and other service firms to provide services including investor services and administrative assistance for persons who are investors in the Fund.

6. Offering Costs

Offering costs include state registration fees and legal fees regarding the preparation of the initial registration statement. Offering costs are accounted for as deferred costs until operations begin and are then amortized to expense over twelve months on a straight-line basis. The offering costs incurred by the Fund were $514,849.

7. Related Parties

Certain officers of the Trust are also employees of the Adviser. The Officers, with the exception of a portion of the Chief Compliance Officer’s salary, are not compensated by the Trust.

8. Investment Transactions

For the period ended April 30, 2016, aggregate purchases and sales of securities, excluding short-term securities and including equity security transactions related to options exercises, were $2,265,425,167 and $2,282,435,619, respectively. The Fund did not have any purchases or sales of long-term U.S. government securities during the period ended April 30, 2016.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Notes to Consolidated Financial Statements	April 30, 2016 (Unaudited)

9. Capital Share Transactions

	PERIOD ENDED APRIL 30, 2016	PERIOD ENDED OCTOBER 31, 2015(1)
Shares sold	26,720,255	69,325,407
Shares issued to holders in reinvestment of dividends	1,298,053	—
Shares redeemed	(4,215,404)	(1,953,209)
Net increase in shares	23,802,904	67,372,198
Shares outstanding:
Beginning of period	67,382,198	10,000
End of period	91,185,102	67,382,198

(1)	The Fund commenced operations on April 2, 2015.

The shares repurchased were done so in accordance with Section 23(c) of the 1940 Act as follows:

Repurchase Request Deadline	REPURCHASE OFFER AMOUNT (SHARES)	SHARES TENDERED
January 8, 2016	7,429,061	924,861
April 8, 2016	9,074,586	3,111,623

10. Payments by Affiliates

During the fiscal period, the Adviser reimbursed the Fund in the amount of $390,109 for losses related to an unintended trade and is reflected in the Fund’s consolidated statement of operations as “Net increase from payments by affiliates”.

11. Subsequent Events Evaluation

In preparing these consolidated financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events through the date the consolidated financial statements were available to be issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

12. Additional Information

Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Fund may purchase, from time to time, a portion of its outstanding shares at NAV.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Expense Example (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, shareholder servicing fees and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period from November 1, 2015 to April 30, 2016.

Actual Expenses

The first line of each of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged for wire redemptions by the Fund’s transfer agent. The table also does not include portfolio trading commissions and related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example For Comparison Purposes

The second line on the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other fund. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relevant total cost of owning different funds.

	BEGINNING ACCOUNT VALUE NOVEMBER 1, 2015	ENDING ACCOUNT VALUE APRIL 30, 2016	EXPENSES PAID DURING PERIOD* NOVEMBER 1, 2015 – APRIL 30, 2016
Actual	$1,000.00	$972.20	$13.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,011.54	$13.40

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 2.68%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the partial year period.

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Additional Information (Unaudited)

1. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and may be available by calling 1.855.609.3680. You may also obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling 1.855.609.3680 and on the SEC’s website (http://www.sec.gov).

Stone Ridge Funds	Semi-Annual Report	April 30, 2016

Investment Adviser

Stone Ridge Asset Management LLC

510 Madison Avenue, 21st Floor

New York, NY 10022

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

Custodian

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

Distributor

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

Administrator, Transfer Agent and Dividend Disbursing Agent

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

XQSEMI

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stone Ridge Trust III

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ross Stevens
Ross Stevens, President

Date	7/6/16

By (Signature and Title)*	/s/ Patrick Kelly
Patrick Kelly, Treasurer

Date	7/6/16

*	Print the name and title of each signing officer under his or her signature.